UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2017

Item 1. Reports to Stockholders

Macquarie Institutional Portfolios (registered as Delaware Pooled® Trust)

US equities

Macquarie Large Cap Value Portfolio (formerly, The Large-Cap Value Equity Portfolio)

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US fixed income

Macquarie Core Plus Bond Portfolio (formerly, The Core Plus Fixed Income Portfolio)

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Macquarie High Yield Bond Portfolio (formerly, The High-Yield Bond Portfolio)

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International equities

Macquarie Emerging Markets Portfolio (formerly, The Emerging Markets Portfolio)

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Macquarie Emerging Markets Portfolio II (formerly, The Emerging Markets II Portfolio)

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Macquarie Labor Select International Equity Portfolio (formerly, The Labor Select International Equity Portfolio)

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April 30, 2017

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Macquarie Institutional Portfolios

Macquarie Institutional Portfolios, based in Philadelphia, is a registered investment company that offers no-load, open-end equity and fixed income mutual funds to institutional and high net worth individual investors.

Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), serves as investment advisor for the Portfolios. Mondrian Investment Partners Limited serves as investment sub-advisor for Macquarie Emerging Markets Portfolio* and Macquarie Labor Select International Equity Portfolio.

The performance quoted in this report represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 231-8002 or visiting macquarie.com/investment-management/institutional. Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus which may be obtained by visiting macquarie.com/investment-management/institutional or calling 800 231-8002. Investors should read the prospectus carefully before investing. Performance includes reinvestment of all distributions.

The Portfolios are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested. Mutual fund advisory services are provided by Delaware Management Company, a series of MIMBT, which is a registered investment advisor.

The Portfolios are distributed by Delaware Distributors, L.P., an affiliate of Macquarie Investment Management Business Trust, Macquarie Management Holdings, Inc., and Macquarie Group Limited. Macquarie Investment Management, a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

*Closed to new investors.

©2017 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

                                              1

Portfolio objectives and strategies

Macquarie Large Cap Value Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in securities of large-capitalization companies that we believe have long-term capital appreciation potential. The Portfolio currently defines large-capitalization stocks as those with market capitalizations of $5 billion or greater at the time of purchase. Typically, we seek to select securities that we believe are undervalued in relation to their intrinsic value as indicated by multiple factors.

Macquarie Core Plus Bond Portfolio seeks maximum long-term total return, consistent with reasonable risk. The Portfolio allocates its investments principally among three sectors of the fixed income securities markets: US investment grade sector, US high yield sector, and international sector.

Macquarie High Yield Bond Portfolio seeks high total return. The Portfolio will primarily invest its assets at the time of purchase in: (1) corporate bonds rated BB or lower by Standard & Poor’s (S&P) or similarly rated by another nationally recognized statistical rating organization; (2) securities issued or guaranteed by the US government, its agencies, or instrumentalities; or (3) commercial paper of companies rated A-1 or A-2 by S&P, rated P-1 or P-2 by Moody’s Investors Service, Inc. (Moody’s), or unrated but considered to be of comparable quality.

Macquarie Emerging Markets Portfolio seeks long-term capital appreciation. The Portfolio generally invests in equity securities of companies that are organized in, have a majority of their assets in, or derive a majority of their operating income from emerging countries. Macquarie Emerging Markets Portfolio is presently closed to new investors.

Macquarie Emerging Markets Portfolio II seeks long-term capital appreciation. The Portfolio invests primarily in a broad range of equity securities of companies located in emerging market countries. The Portfolio may invest in companies of any size. The portfolio manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Portfolio seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Portfolio invests in securities of companies with sustainable franchises when they are trading at a discount to the portfolio manager’s intrinsic value estimate for that security.

Macquarie Labor Select International Equity Portfolio seeks maximum long-term total return. The Portfolio invests primarily in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income outside of the United States, and that, in the opinion of Mondrian Investment Partners Limited (“Mondrian”), the Portfolio’s sub-advisor, are undervalued at the time of purchase based on the rigorous fundamental analysis that the sub-advisor employs. In addition to following these quantitative guidelines, Mondrian will select securities of issuers that present certain characteristics that are compatible or operate in accordance with certain investment policies or restrictions followed by organized labor.

Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus, which may be obtained by visiting macquarie.com/investment-management/institutional or calling 800 231-8002. Investors should read the applicable prospectus carefully before investing.

Macquarie Institutional Portfolios are designed exclusively for institutional investors and high net worth individuals.

International investments entail risks not ordinarily associated with US investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

The Portfolios’ share prices and yields will fluctuate in response to movements in stock prices.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Portfolios may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Securities in the lowest of the rating categories considered to be investment grade (that is, Baa or BBB) have some speculative characteristics.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds.

The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Portfolio to obtain precise valuations of the high yield securities in its portfolio.

Disclosure of Portfolio expenses

For the six-month period from November 1, 2016 to April 30, 2017 (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including reimbursement fees on Macquarie Emerging Markets Portfolio; and (2) ongoing costs, including management fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2016 to April 30, 2017.

Actual Expenses

The first section of the table shown, “Actual Portfolio return,” provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Certain of the Portfolios’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

In each case, “Expenses Paid During Period” are equal to the relevant Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Macquarie Institutional Portfolios
Expense Analysis of an Investment of $1,000

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Annualized Expense Ratio	Expenses Paid During Period 11/1/16 to 4/30/17
Actual Portfolio return†
Macquarie
Large Cap Value Portfolio	$1,000.00	$1,084.80	0.65%	$3.36
Macquarie
Core Plus Bond Portfolio	1,000.00	1,004.30	0.45%	2.24
Macquarie
High Yield Bond Portfolio	1,000.00	1,051.10	0.56%	2.85
Macquarie
Emerging Markets Portfolio	1,000.00	1,088.80	1.20%	6.21
Macquarie
Emerging Markets Portfolio II	1,000.00	1,108.40	1.20%	6.27
Macquarie
Labor Select International Equity Portfolio	1,000.00	1,117.70	0.85%	4.46

Hypothetical 5% return (5% return before expenses)
Macquarie
Large Cap Value Portfolio	$1,000.00	$1,021.57	0.65%	$3.26
Macquarie
Core Plus Bond Portfolio	1,000.00	1,022.56	0.45%	2.26
Macquarie
High Yield Bond Portfolio	1,000.00	1,022.02	0.56%	2.81
Macquarie
Emerging Markets Portfolio	1,000.00	1,018.84	1.20%	6.01
Macquarie
Emerging Markets Portfolio II	1,000.00	1,018.84	1.20%	6.01
Macquarie
Labor Select International Equity Portfolio	1,000.00	1,020.58	0.85%	4.26

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocations

and top 10 equity holdings

Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio

As of April 30, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	98.82%
Consumer Discretionary	3.13%
Consumer Staples	12.22%
Energy	14.31%
Financials	12.15%
Healthcare	20.77%
Industrials	9.12%
Information Technology	12.37%
Materials	3.05%
Real Estate	3.00%
Telecommunications	5.75%
Utilities	2.95%
Short-Term Investments	1.07%
Total Value of Securities	99.89%
Receivables and Other Assets Net of Liabilities	0.11%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Quest Diagnostics	3.26%
CVS Health	3.15%
CA	3.13%
Lowe’s	3.13%
Cisco Systems	3.12%
Marsh & McLennan	3.08%
Oracle	3.08%
Mondelez International	3.08%
Archer-Daniels-Midland	3.08%
Waste Management	3.07%

(continues)                                              5

Security type / sector allocations

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

As of April 30, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Agency Asset-Backed Security	0.08%
Agency Collateralized Mortgage Obligations	3.95%
Agency Commercial Mortgage-Backed Securities	1.29%
Agency Mortgage-Backed Securities	10.98%
Collateralized Debt Obligations	2.41%
Convertible Bonds	0.03%
Corporate Bonds	56.93%
Banking	12.96%
Basic Industry	3.83%
Brokerage	0.46%
Capital Goods	2.82%
Communications	5.31%
Consumer Cyclical	4.38%
Consumer Non-Cyclical	5.69%
Electric	6.82%
Energy	6.04%
Finance Companies	1.49%
Insurance	1.68%
Natural Gas	0.06%
REITs	1.46%
Technology	2.45%
Transportation	1.48%

Security type / sector	Percentage of net assets
Loan Agreements	6.91%
Municipal Bonds	0.73%
Non-Agency Asset-Backed Securities	3.51%
Non-Agency Collateralized Mortgage Obligations	1.29%
Non-Agency Commercial Mortgage-Backed Securities	5.30%
Regional Bonds	0.28%
Sovereign Bonds	2.67%
Supranational Banks	0.26%
US Treasury Obligations	1.65%
Convertible Preferred Stock	0.01%
Preferred Stock	0.39%
Short-Term Investments	2.96%
Total Value of Securities	101.63%
Options Written	(0.04%)
Liabilities Net of Receivables and Other Assets	(1.59%)
Total Net Assets	100.00%

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

As of April 30, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Corporate Bonds	89.27%
Automotive	0.39%
Banking	3.75%
Basic Industry	13.12%
Capital Goods	4.17%
Consumer Cyclical	6.08%
Consumer Non-Cyclical	3.82%
Energy	13.02%
Financial Services	2.25%
Healthcare	7.21%
Insurance	1.94%
Media	10.00%
Services	7.42%
Technology & Electronics	3.73%
Telecommunications	8.43%
Transportation	0.56%
Utilities	3.38%
Loan Agreements	4.64%
Common Stock	0.00%
Preferred Stock	0.84%
Short-Term Investments	4.10%
Total Value of Securities	98.85%
Receivables and Other Assets Net of Liabilities	1.15%
Total Net Assets	100.00%

(continues)                                             7

Security type / country and sector allocations

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio

As of April 30, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-advisor’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / country	Percentage of net assets
Common Stock	96.34%
Brazil	4.99%
Chile	0.47%
China/Hong Kong	16.82%
India	13.86%
Indonesia	2.03%
Kazakhstan	0.42%
Malaysia	4.95%
Mexico	5.11%
Peru	1.24%
Philippines	1.68%
Qatar	2.15%
Republic of Korea	12.59%
Romania	0.38%
Russia	3.58%
South Africa	5.21%
Taiwan	12.64%
Thailand	2.51%
Turkey	3.91%
United Arab Emirates	1.80%
Preferred Stock	2.49%
Short-Term Investments	0.89%
Total Value of Securities	99.72%
Receivables and Other Assets Net of Liabilities	0.28%
Total Net Assets	100.00%

Common and preferred stock by sector	Percentage of net assets
Consumer Discretionary	12.66%
Consumer Staples	5.96%
Energy	8.69%
Financials	25.56%
Healthcare	0.63%
Industrials	6.38%
Information Technology	16.57%
Materials	2.80%
Real Estate	3.93%
Telecommunication Service	10.25%
Utilities	5.40%
Total	98.83%

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II

As of April 30, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / country	Percentage of net assets
Common Stock	99.28%
Argentina	1.21%
Bahrain	0.02%
Brazil	15.44%
Canada	0.75%
Chile	0.53%
China/Hong Kong	22.72%
Colombia	0.55%
India	10.36%
Indonesia	1.68%
Malaysia	0.25%
Mexico	7.65%
Netherlands	1.05%
Peru	0.34%
Republic of Korea	19.17%
Russia	4.69%
South Africa	0.48%
Taiwan	6.66%
Thailand	1.23%
Turkey	2.51%
United States	1.99%
Exchange-Traded Fund	0.49%
Preferred Stock	1.13%
Total Value of Securities	100.90%
Liabilities Net of Receivables and Other Assets	(0.90%)
Total Net Assets	100.00%

Common and preferred stock by sector	Percentage of net assets
Consumer Discretionary	9.34%
Consumer Staples	13.37%
Energy	13.71%
Financials	12.38%
Industrials	1.59%
Information Technology*	33.12%
Materials	5.53%
Telecommunication Services	11.08%
Utilities	0.29%
Total	100.41%

*	To monitor compliance with the Portfolio’s concentration guidelines as described in the Portfolio’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940 as amended). The Information Technology sector consisted of electronics, Internet, semiconductors, and software. As of April 30, 2017, such amounts, as a percentage of total net assets, were 1.45%, 19.47%, 12.05%, and 0.15%, respectively. The percentage in any such single industry will comply with the Portfolio’s concentration policy even if the percentages in the Information Technology sector for financial reporting purposes may exceed 25%.;

(continues)                                             9

Security type / country and sector allocations

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio

As of April 30, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-advisor’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / country	Percentage of net assets
Common Stock	98.30%
Australia	1.52%
Denmark	1.17%
France	7.60%
Germany	10.18%
Italy	4.86%
Japan	17.29%
Netherlands	2.07%
Singapore	6.23%
Spain	5.78%
Sweden	4.21%
Switzerland	12.45%
United Kingdom	24.94%
Preferred Stock	0.12%
Short-Term Investments	0.74%
Total Value of Securities	99.16%
Receivables and Other Assets Net of Liabilities	0.84%
Total Net Assets	100.00%

Common and preferred stock by sector	Percentage of net assets
Consumer Discretionary	10.54%
Consumer Staples	10.47%
Energy	9.65%
Financials	16.18%
Healthcare	12.23%
Industrials	11.35%
Information Technology	6.73%
Materials	3.04%
Real Estate	1.14%
Telecommunication Services	10.22%
Utilities	6.87%
Total	98.42%

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio

April 30, 2017 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.82%
Consumer Discretionary – 3.13%
Lowe’s	74,900	$6,357,512

		6,357,512

Consumer Staples – 12.22%
Archer-Daniels-Midland	136,800	6,258,600
CVS Health	77,600	6,397,344
Kraft Heinz	65,633	5,932,567
Mondelez International	139,100	6,263,673

		24,852,184

Energy – 14.31%
Chevron	56,400	6,017,880
ConocoPhillips	123,100	5,897,721
Halliburton	123,600	5,670,768
Marathon Oil	372,800	5,543,536
Occidental Petroleum	97,100	5,975,534

		29,105,439

Financials – 12.15%
Allstate	76,100	6,186,169
Bank of New York Mellon	132,300	6,226,038
BB&T	139,500	6,023,610
Marsh & McLennan	84,600	6,271,398

		24,707,215

Healthcare – 20.77%
Abbott Laboratories	140,700	6,140,148
Cardinal Health	74,900	5,436,991
Express Scripts Holding †	92,310	5,662,295
Johnson & Johnson	49,800	6,148,806
Merck & Co.	97,600	6,083,408
Pfizer	180,911	6,136,501
Quest Diagnostics	62,900	6,636,579

		42,244,728

Industrials – 9.12%
Northrop Grumman	25,000	6,149,000
Raytheon	39,700	6,161,837
Waste Management	85,700	6,237,246

		18,548,083

Information Technology – 12.37%
CA	194,036	6,370,202
Cisco Systems	186,000	6,337,020
Intel	171,300	6,192,495
Oracle	139,400	6,267,424

		25,167,141

	Number of shares	Value (US $)
Common Stock (continued)
Materials – 3.05%
EI du Pont de Nemours &
Co.	77,900	$6,212,525

		6,212,525

Real Estate – 3.00%
Equity Residential	94,350	6,093,123

		6,093,123

Telecommunications – 5.75%
AT&T	149,100	5,908,833
Verizon Communications	126,000	5,784,660

		11,693,493

Utilities – 2.95%
Edison International	75,100	6,005,747

		6,005,747

Total Common Stock (cost $183,830,730)		200,987,190

	Principal amount°
Short-Term Investments – 1.07%
Discount Notes – 0.28%≠
Federal Home Loan Bank
0.509% 5/26/17	146,463	146,389
0.689% 5/19/17	429,719	429,562

		575,951

Repurchase Agreements – 0.79%
Bank of America Merrill Lynch 0.72%, dated 4/28/17, tobe repurchased on 5/1/17,repurchase price $396,282 (collateralized by US government obligations 3.75% 11/15/43; market value $404,184)	396,258	396,258
Bank of Montreal 0.68%, dated 4/28/17, tobe repurchased on 5/1/17,repurchase price $660,468 (collateralized by US government obligations 0.00%-3.75% 10/31/17-5/15/45; market value $673,640)	660,431	660,431

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Schedules of investments

Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 0.80%, dated 4/28/17, tobe repurchased on 5/1/17,repurchase price $548,347 (collateralized by US government obligations 0.00%-1.875% 8/15/17-2/15/45; market value $559,277)	548,311	$548,311

		1,605,000

Total Short-Term Investments (cost $2,180,961)		2,180,951

Total Value of Securities—99.89% (cost $186,011,691)		$203,168,141

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

April 30, 2017 (Unaudited)

	Principal amount°	Value (US $)

Agency Asset-Backed Security – 0.08%

Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.844% 9/26/33 f	106,280	$117,462

Total Agency Asset-Backed Security (cost $105,421)		117,462

Agency Collateralized Mortgage Obligations – 3.95%

Fannie Mae REMIC Trust
Series 2004-W11 1A2
6.50% 5/25/44	21,034	24,403
Fannie Mae REMICs
Series 2002-90 A1
6.50% 6/25/42	11,598	13,520
Series 2002-90 A2
6.50% 11/25/42	25,976	29,948
Series 2005-70 PA
5.50% 8/25/35	7,899	8,948
Series 2008-15 SB
5.609% 8/25/36 S•	21,938	4,251
Series 2010-129 SM
5.009% 11/25/40 S•	136,089	22,087
Series 2011-118 DC
4.00% 11/25/41	291,146	304,142
Series 2012-122 SD
5.109% 11/25/42 S•	177,913	36,183
Series 2012-139 NS
5.709% 12/25/42 S•	83,165	19,347
Series 2013-7 EI
3.00% 10/25/40 S	112,464	14,733
Series 2013-26 ID
3.00% 4/25/33 S	62,458	8,715
Series 2013-38 AI
3.00% 4/25/33 S	58,200	8,009
Series 2013-43 IX
4.00% 5/25/43 S	556,726	128,676
Series 2013-44 DI
3.00% 5/25/33 S	161,859	25,635
Series 2013-55 AI
3.00% 6/25/33 S	241,201	34,191
Series 2013-59 PY
2.50% 6/25/43	15,000	13,888
Series 2013-103 SK
4.929% 10/25/43 S•	284,548	66,427
Series 2014-68 BS
5.159% 11/25/44 S•	192,626	40,351
Series 2014-90 SA
5.159% 1/25/45 S•	531,413	105,056
Series 2015-27 SA
5.459% 5/25/45 S•	73,936	14,865

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2015-40 GZ
3.50% 5/25/45	60,949	$59,707
Series 2015-44 Z
3.00% 9/25/43	196,503	191,784
Series 2015-89 AZ
3.50% 12/25/45	19,964	19,854
Series 2015-95 SH
5.009% 1/25/46 S•	187,699	44,183
Series 2016-33 DI
3.50% 6/25/36 S	343,790	52,724
Series 2016-40 ZC
3.00% 7/25/46	50,239	46,486
Series 2016-50 IB
3.00% 2/25/46 S	96,122	13,862
Series 2016-55 SK
5.009% 8/25/46 S•	149,595	38,028
Series 2016-62 SA
5.009% 9/25/46 S•	301,351	72,409
Series 2016-74 GS
5.009% 10/25/46 S•	96,638	24,646
Series 2016-79 JS
5.059% 11/25/46 S•	229,435	51,264
Series 2016-85 SA
5.009% 11/25/46 S•	329,838	78,986
Series 2016-99 DI
3.50% 1/25/46 S	98,440	16,322
Series 2016-105 SA
5.009% 1/25/47 S•	228,953	52,446
Series 2017-8 BZ
3.00% 2/25/47	151,128	138,902
Series 2017-8 SG
5.009% 2/25/47 S•	278,238	63,308
Series 2017-11 EI
3.00% 3/25/42 S	267,114	34,674
Series 2017-12 JI
3.50% 5/25/40 S	97,837	13,422
Series 2017-16 SM
5.059% 3/25/47 S•	351,421	78,004
Series 2017-16 YT
3.00% 7/25/46	41,000	40,697
Series 2017-40 GZ
3.50% 5/25/47	48,000	46,492
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24	33,939	37,769
Series 2326 ZQ
6.50% 6/15/31	29,835	33,788
Series 3123 HT
5.00% 3/15/26	91,622	98,469

(continues)                                              13

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 3656 PM
5.00% 4/15/40	62,168	$68,432
Series 4050 EI
4.00% 2/15/39 S	211,788	22,613
Series 4109 AI
3.00% 7/15/31 S	368,545	40,220
Series 4120 IK
3.00% 10/15/32 S	289,441	40,416
Series 4146 IA
3.50% 12/15/32 S	152,240	23,735
Series 4159 KS
5.156% 1/15/43 S•	136,043	31,763
Series 4161 IM
3.50% 2/15/43 S	68,057	15,382
Series 4181 DI
2.50% 3/15/33 S	95,954	11,680
Series 4184 GS
5.126% 3/15/43 S•	162,021	37,487
Series 4185 LI
3.00% 3/15/33 S	62,071	8,688
Series 4191 CI
3.00% 4/15/33 S	65,294	9,152
Series 4435 DY
3.00% 2/15/35	157,000	157,363
Series 4457 KZ
3.00% 4/15/45	127,411	120,530
Series 4494 SA 5.186%
7/15/45 S•	78,258	17,087
Series 4543 HI
3.00% 4/15/44 S	89,776	14,289
Series 4581 LI
3.00% 5/15/36 S	85,044	11,739
Series 4592 WT
5.50% 6/15/46	307,806	344,589
Series 4594 SG
5.006% 6/15/46 S•	444,173	109,063
Series 4614 HB
2.50% 9/15/46	78,000	70,688
Series 4618 SA
5.006% 9/15/46 S•	101,319	25,022
Series 4623 LZ
2.50% 10/15/46	66,829	58,104
Series 4623 MW
2.50% 10/15/46	80,000	73,586
Series 4625 BI
3.50% 6/15/46 S	321,305	68,851
Series 4625 PZ
3.00% 6/15/46	39,589	37,342
Series 4631 GS 5.006%
11/15/46 S•	345,865	76,681

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4636 NZ
3.00% 12/15/46	87,873	$82,948
Series 4640 LB
3.00% 9/15/43	295,000	290,074
Series 4648 MZ
3.00% 6/15/46	15,113	14,394
Series 4648 SA 5.006%
1/15/47 S•	245,098	56,670
Series 4650 JE
3.00% 7/15/46	16,000	15,419
Series 4655 WI
3.50% 8/15/43 S	102,938	15,873
Series 4657 PS 5.006%
2/15/47 S•	197,791	44,727
Series 4663 AI
3.00% 3/15/42 S	174,319	24,367
Series 4676 KZ
2.50% 7/15/45	50,000	43,234
Freddie Mac Strips
Series 267 S5
5.006% 8/15/42 S•	200,206	42,258
Series 299 S1
5.006% 1/15/43 S•	154,335	30,843
Series 326 S2
4.956% 3/15/44 S•	182,375	37,813
GNMA
Series 2010-113 KE
4.50% 9/20/40	125,000	137,038
Series 2012-136 MX
2.00% 11/20/42	30,000	27,524
Series 2013-113 AZ
3.00% 8/20/43	207,599	199,927
Series 2013-113 LY
3.00% 5/20/43	22,000	21,926
Series 2015-64 GZ
2.00% 5/20/45	80,006	66,201
Series 2015-74 CI
3.00% 10/16/39 S	181,436	22,669
Series 2015-133 AL
3.00% 5/20/45	208,000	202,638
Series 2015-142 AI
4.00% 2/20/44 S	66,595	8,674
Series 2016-89 QS 5.057%
7/20/46 S•	163,359	40,589
Series 2016-108 SK
5.057% 8/20/46 S•	250,659	59,889
Series 2016-111 PB
2.50% 8/20/46	74,000	67,523
Series 2016-116 GI
3.50% 11/20/44 S	309,806	52,379

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2016-118 DI
3.50% 3/20/43 S	356,251	$54,415
Series 2016-120 AS
5.107% 9/20/46 S•	269,512	70,578
Series 2016-120 NS
5.107% 9/20/46 S•	361,406	91,043
Series 2016- 121 JS
5.107% 9/20/46 S•	258,859	61,667
Series 2016-134 MW
3.00% 10/20/46	13,000	13,091
Series 2016-149 GI
4.00% 11/20/46 S	98,363	21,047
Series 2016-156 PB
2.00% 11/20/46	47,000	38,466
Series 2016-160 GI
3.50% 11/20/46 S	213,518	50,430
Series 2016-163 MI
3.50% 11/20/46 S	178,704	22,579
Series 2016-163 XI
3.00% 10/20/46 S	251,996	32,567
Series 2017-10 KZ
3.00% 1/20/47	15,113	13,850
Series 2017-25 CZ
3.50% 2/20/47	64,374	64,911

Total Agency Collateralized Mortgage Obligations (cost $6,096,567)		5,906,344

Agency Commercial Mortgage-Backed Securities—1.29%

Freddie Mac Multifamily
Structured Pass Through
Certificates
Series K013 A2 3.974%
1/25/21 ◆•	100,000	106,918
Series K037 A2 3.49%
1/25/24 ◆	195,000	207,798
Series K719 A1 2.53%
12/25/21 ◆	57,277	58,397
Series K725 A2 3.002%
1/25/24 ◆	155,000	159,732
Series KS03 A4 3.161%
5/25/25 ◆•	130,000	132,255
FREMF Mortgage Trust
Series 2010-K7 B 144A
5.685% 4/25/20 #•	95,000	103,044
Series 2011-K10 B 144A
4.79% 11/25/49 #•	90,000	95,625
Series 2011-K12 B 144A
4.492% 1/25/46 #•	95,000	100,949

	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)

FREMF Mortgage Trust
Series 2011-K14 B 144A
5.341% 2/25/47 # ●	50,000	$54,811
Series 2011-K15 B 144A
5.116% 8/25/44 # ●	55,000	60,018
Series 2011-K704 B 144A
4.69% 10/25/30 # ●	85,000	87,351
Series 2012-K18 B 144A
4.40% 1/25/45 # ●	50,000	53,144
Series 2012-K22 B 144A
3.811% 8/25/45 # ●	60,000	62,144
Series 2012-K708 B 144A
3.883% 2/25/45 # ●	110,000	112,447
Series 2013-K32 B 144A
3.651% 10/25/46 # ●	95,000	97,084
Series 2013-K33 B 144A
3.617% 8/25/46 # ●	115,000	117,246
Series 2013-K712 B 144A
3.48% 5/25/45 # ●	140,000	143,034
Series 2013-K713 B 144A
3.274% 4/25/46 # ●	35,000	35,707
Series 2013-K713 C 144A
3.274% 4/25/46 # ●	135,000	135,922

Total Agency Commercial Mortgage-Backed Securities (cost $1,918,920)		1,923,626

Agency Mortgage-Backed Securities – 10.98%

Fannie Mae
3.00% 1/1/47	745,785	742,363
3.00% 8/1/56	284,443	281,550
Fannie Mae ARM
2.531% 12/1/46 ●	181,000	182,019
2.813% 8/1/34 ●	26,817	28,237
2.91% 7/1/45 ●	30,030	30,746
2.946% 12/1/45 ●	41,917	43,186
2.963% 4/1/46 ●	22,635	23,160
3.047% 4/1/44 ●	93,780	96,663
3.09% 3/1/38 ●	24,833	26,021
3.218% 4/1/44 ●	35,706	37,027
3.226% 3/1/44 ●	42,598	44,159
3.272% 9/1/43 ●	20,808	21,559
Fannie Mae S.F. 30 yr
4.50% 9/1/39	21,372	23,213
4.50% 11/1/39	56,906	62,063
4.50% 1/1/40	714,657	776,231
4.50% 6/1/40	60,709	66,075
4.50% 7/1/40	71,488	77,524
4.50% 8/1/40	18,078	19,596
4.50% 7/1/41	156,126	169,741

(continues)                                              15

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
4.50% 8/1/41	77,667	$84,584
4.50% 1/1/42	52,438	56,939
4.50% 8/1/42	401,354	436,060
4.50% 10/1/43	414,907	450,424
4.50% 10/1/44	52,000	56,353
4.50% 3/1/46	28,790	31,246
4.50% 7/1/46	316,098	341,649
5.00% 12/1/35	271,058	301,989
5.00% 1/1/40	831,650	926,887
5.50% 8/1/37	233,966	262,360
5.50% 6/1/39	46,656	52,354
5.50% 6/1/41	122,245	137,051
5.50% 9/1/41	82,495	93,763
5.50% 5/1/44	2,841,871	3,180,945
6.00% 4/1/35	373,189	426,533
6.00% 7/1/36	3,086	3,496
6.00% 9/1/36	20,305	23,564
6.00% 12/1/36	2,266	2,584
6.00% 6/1/37	1,259	1,437
6.00% 7/1/37	1,023	1,159
6.00% 11/1/37	417	473
6.00% 5/1/38	3,139	3,558
6.00% 9/1/38	6,841	7,837
6.00% 11/1/38	5,370	6,139
6.00% 10/1/39	156,536	179,731
6.00% 4/1/40	20,680	23,430
6.00% 9/1/40	8,631	9,777
6.00% 11/1/40	3,777	4,338
6.00% 5/1/41	48,901	55,413
6.00% 7/1/41	54,498	62,609
6.50% 5/1/40	31,737	35,869
7.00% 12/1/37	8,078	8,625
7.50% 6/1/31	908	1,099
7.50% 6/1/34	9,639	11,019
Fannie Mae S.F. 30 yr TBA
3.00% 6/1/44	738,000	735,924
4.50% 6/1/42	468,000	502,588
Freddie Mac ARM
2.553% 10/1/46	59,286	59,628
2.739% 2/1/47 ●	33,883	34,224
2.929% 10/1/45 ●	61,404	62,966
2.934% 11/1/44 ●	19,360	19,942
2.974% 11/1/45 ●	49,111	50,241
3.105% 3/1/46 ●	88,562	91,014
Freddie Mac S.F. 30 yr
4.50% 4/1/39	9,485	10,295
4.50% 5/1/40	349,892	381,326
4.50% 3/1/42	70,557	76,348

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac S.F. 30 yr
4.50% 7/1/42	93,629	$101,434
4.50% 8/1/42	2,082,572	2,260,026
4.50% 12/1/43	70,675	76,450
4.50% 8/1/44	147,421	159,821
4.50% 7/1/45	359,574	388,134
5.00% 6/1/36	94,530	103,805
5.00% 5/1/41	73,361	81,080
5.50% 3/1/34	2,791	3,139
5.50% 12/1/34	2,444	2,749
5.50% 11/1/35	4,622	5,168
5.50% 12/1/35	2,507	2,824
5.50% 11/1/36	2,919	3,245
5.50% 9/1/37	4,757	5,276
5.50% 1/1/39	19,618	22,001
5.50% 6/1/41	215,049	240,412
6.00% 2/1/36	5,306	6,030
6.00% 1/1/38	3,118	3,532
6.00% 8/1/38	12,398	14,185
6.00% 5/1/40	28,555	32,404
6.00% 7/1/40	28,701	32,579
7.00% 11/1/33	830	959
GNMA I S.F. 30 yr
5.50% 2/15/41	40,449	45,211
7.00% 12/15/34	106,459	125,624
GNMA II S.F. 30 yr
5.00% 9/20/46	109,645	118,176
5.50% 5/20/37	29,307	32,599
5.50% 4/20/40	25,562	27,935
6.00% 2/20/39	36,217	41,099
6.00% 10/20/39	136,361	152,454
6.00% 2/20/40	130,597	149,396
6.00% 4/20/46	41,660	46,703
6.50% 10/20/39	49,166	55,676

Total Agency Mortgage-Backed Securities (cost $16,436,056)		16,397,049

Collateralized Debt Obligations – 2.41%

Anchorage Capital CLO 6
Series 2015-6A A1
144A 2.698% 4/15/27 #●	250,000	250,140
Avery Point III CLO
Series 2013-3A A
144A 2.558% 1/18/25 #●	250,000	250,000
Benefit Street Partners CLO IV
Series 2014-IVA A1R
144A 2.646% 1/20/29 #●	500,000	501,366

	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

BlueMountain CLO
Series 2015-2A A1
144A 2.588% 7/18/27 #●	250,000	$250,627
Cedar Funding VI CLO
Series 2016-6A A1
144A 2.352% 10/20/28 #●	250,000	250,495
GoldenTree Loan
Management US CLO 1
Series 2017-1A A
144A 2.404% 4/20/29 #●	250,000	251,014
JFIN CLO 2017
Series 2017-1A A1
144A 2.324% 4/24/29 #●	295,000	296,069
Magnetite IX
Series 2014-9A A1
144A 2.576% 7/25/26 #●	505,000	505,466
Neuberger Berman CLO XIX
Series 2015-19A A1
144A 2.578% 7/15/27 #●	250,000	250,088
Shackleton CLO
Series 2014-5A A
144A 2.534% 5/7/26 #●	250,000	250,000
TIAA CLO
Series 2017-1A A
144A 2.49% 4/20/29 #●	250,000	249,875
Venture CDO
Series 2016-25A A1
144A 2.487% 4/20/29 #●	100,000	100,313
Venture XXIV CLO
Series 2016-24A A1D
144A 2.576% 10/20/28 #●	195,000	195,243

Total Collateralized Debt Obligations (cost $3,592,215)		3,600,696

Convertible Bonds – 0.03%

Ciena 144A 3.75% exerciseprice $20.17, maturity date
10/15/18 #	7,000	8,999
General Cable 4.50% exerciseprice $31.33, maturity date
11/15/29 f	12,000	9,443
Hologic 2.00% exercise price
$31.18, maturity date
3/1/42 f	7,000	10,233
Jefferies Group 3. 875% exercise price $43. 83, maturity date 11/1/29	8,000	8,080

	Principal amount°	Value (US $)

Convertible Bonds (continued)

Nuance Communications
2.75% exercise price
$32.30, maturity date
11/1/31	9,000	$9,051

Total Convertible Bonds (cost $44,354)		45,806

Corporate Bonds – 56.93%

Banking – 12.96%
Akbank TAS 144A
7.20% 3/16/27 #●	200,000	211,783
Ally Financial
5.75% 11/20/25	585,000	601,087
Banco Nacional de Costa
Rica 144A
5.875% 4/25/21 #	200,000	207,144
Banco Santander
4.25% 4/11/27	400,000	405,402
Bank of America
2.881% 4/24/23 ●	30,000	29,994
3.705% 4/24/28 ●	600,000	602,048
4.183% 11/25/27	245,000	247,228
4.443% 1/20/48 ●	340,000	344,430
Bank of New York Mellon
2.15% 2/24/20	25,000	25,196
2.20% 8/16/23	125,000	121,078
2.50% 4/15/21	270,000	272,337
3.442% 2/7/28 ●	240,000	245,106
4.625% 12/29/49 ●	200,000	197,500
Barclays
4.337% 1/10/28	200,000	204,896
8.25% 12/29/49 ●	400,000	426,546
BB&T 2.45% 1/15/20	120,000	121,541
Branch Banking & Trust
2.85% 4/1/21	250,000	255,228
Citigroup 4.281% 4/24/48 ●	160,000	157,983
Citizens Bank
2.55% 5/13/21	250,000	250,735
Citizens Financial Group
4.30% 12/3/25	115,000	119,937
Compass Bank
3.875% 4/10/25	250,000	246,493
Cooperatieve Rabobank
3.75% 7/21/26	250,000	248,536
Credit Suisse Group
144A 4.282% 1/9/28 #	660,000	671,699
144A 6.25% 12/29/49 #●	400,000	417,984
Credit Suisse Group Funding
Guernsey 4.55% 4/17/26	360,000	378,478

(continues)                                              17

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

		Principal amount°	Value (US $)

Corporate Bonds (continued)

Banking (continued)
Fifth Third Bancorp
2.875% 7/27/20		50,000	$51,011
Fifth Third Bank
3.85% 3/15/26		450,000	457,533
Goldman Sachs Group
3.85% 1/26/27		295,000	300,320
5.15% 5/22/45		255,000	270,372
Huntington Bancshares
2.30% 1/14/22		160,000	157,206
ING Groep 3.95% 3/29/27		470,000	481,389
JPMorgan Chase & Co.
2.776% 4/25/23 ●		45,000	44,991
3.54% 5/1/28 ●		430,000	428,922
4.25% 10/1/27		180,000	186,587
4.26% 2/22/48 ●		285,000	289,145
6.75% 8/29/49 ●		205,000	231,496
KeyBank 3.40% 5/20/26		550,000	543,316
KeyCorp 5.00% 12/29/49 ●		250,000	250,625
Landwirtschaftliche
Rentenbank
5.375% 4/23/24	NZD	38,000	28,644
Lloyds Banking Group
3.00% 1/11/22		200,000	201,526
7.50% 4/30/49 ●		200,000	216,000
Morgan Stanley
3.95% 4/23/27		225,000	226,402
4.375% 1/22/47		410,000	414,128
Nationwide Building
Society 144A
4.00% 9/14/26 #		250,000	247,807
PNC Bank
2.30% 6/1/20		250,000	251,517
2.45% 11/5/20		250,000	252,034
2.625% 2/17/22		250,000	252,853
6.875% 4/1/18		250,000	261,645
PNC Financial Services Group
5.00% 12/29/49 ●		160,000	161,989
Popular 7.00% 7/1/19		315,000	329,175
Royal Bank of Scotland Group
3.875% 9/12/23		200,000	200,638
8.625% 12/29/49 ●		400,000	432,800
Santander UK 144A
5.00% 11/7/23 #		200,000	210,791
Santander UK Group Holdings
3.571% 1/10/23		200,000	202,280
State Street
2.55% 8/18/20		120,000	122,477
3.10% 5/15/23		65,000	65,954

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Banking (continued)
3.55% 8/18/25	130,000	$135,028
SunTrust Bank
3.30% 5/15/26	200,000	196,282
SunTrust Banks
2.70% 1/27/22	55,000	55,212
5.05% 6/15/22 ●	45,000	45,271
SVB Financial Group
3.50% 1/29/25	120,000	118,243
Swedbank 144A
2.65% 3/10/21 #	200,000	201,994
Toronto-Dominion Bank
2.125% 4/7/21	110,000	109,565
2.50% 12/14/20	95,000	96,212
3.625% 9/15/31 ●	155,000	153,886
UBS Group
6.875% 12/29/49 ●	330,000	348,754
UBS Group Funding
Jersey 144A
2.65% 2/1/22 #	200,000	197,387
UBS Group Funding
Switzerland
144A 3.491% 5/23/23 #	200,000	203,351
144A 4.253% 3/23/28 #	300,000	310,904
US Bancorp
2.375% 7/22/26	315,000	297,840
2.625% 1/24/22	40,000	40,373
3.10% 4/27/26	140,000	138,871
3.15% 4/27/27	335,000	335,720
3.60% 9/11/24	40,000	41,492
USB Capital IX
3.50% 10/29/49 ●	355,000	306,188
Wells Fargo & Co.
3.069% 1/24/23	570,000	576,993
4.75% 12/7/46	210,000	216,777
Wells Fargo Capital X
5.95% 12/15/36	55,000	59,675
Westpac Banking
4.322% 11/23/31 ●	125,000	128,502
Woori Bank 144A
4.75% 4/30/24 #	200,000	207,087
Zions Bancorporation
4.50% 6/13/23	55,000	57,986

		19,361,555

Basic Industry – 3.83%
Barrick North America Finance
5.75% 5/1/43	105,000	123,272

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Basic Industry (continued)
BHP Billiton Finance
USA 144A
6.25% 10/19/75 #●	400,000	$435,600
CF Industries
144A 3.40% 12/1/21 #	55,000	55,443
144A 4.50% 12/1/26 #	110,000	112,089
Dow Chemical
8.55% 5/15/19	549,000	620,351
Equate Petrochemical 144A
3.00% 3/3/22 #	200,000	199,280
Evraz Group 144A
5.375% 3/20/23 #	200,000	201,490
Freeport-McMoRan
4.55% 11/14/24	375,000	354,187
Georgia-Pacific
144A 2.539% 11/15/19 #	15,000	15,159
8.00% 1/15/24	310,000	399,314
Glencore Funding 144A
4.00% 3/27/27 #	80,000	79,798
Hudbay Minerals 144A
7.625% 1/15/25 #	155,000	166,819
International Paper
4.40% 8/15/47	385,000	378,191
INVISTA Finance 144A
4.25% 10/15/19 #	80,000	82,600
LYB International Finance II
3.50% 3/2/27	270,000	267,446
NOVA Chemicals 144A
5.00% 5/1/25 #	55,000	56,444
OCP 144A 4.50% 10/22/25 #	200,000	199,448
Olin 5.125% 9/15/27	345,000	360,094
Phosagro Oao Via Phosagro
Bond Funding DAC 144A
3.95% 11/3/21 #	200,000	200,352
Steel Dynamics
5.50% 10/1/24	355,000	375,856
Suzano Austria 144A
5.75% 7/14/26 #	300,000	308,850
Vale Overseas
5.875% 6/10/21	45,000	48,713
6.25% 8/10/26	95,000	104,054
Vedanta Resources 144A
6.375% 7/30/22 #	200,000	203,200
Westlake Chemical
5.00% 8/15/46	290,000	299,247
WR Grace & Co.-Conn 144A
5.625% 10/1/24 #	63,000	68,591

		5,715,888

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Brokerage – 0.46%
Affiliated Managers Group
3.50% 8/1/25	105,000	$103,639
BlackRock 3.20% 3/15/27	110,000	111,695
E*TRADE Financial
5.875% 12/29/49 ●	160,000	166,800
Jefferies Group
4.85% 1/15/27	65,000	67,636
6.45% 6/8/27	30,000	34,385
6.50% 1/20/43	65,000	71,677
Lazard Group
3.625% 3/1/27	10,000	9,877
3.75% 2/13/25	125,000	125,382

		691,091

Capital Goods – 2.82%
Ardagh Packaging
Finance 144A
6.00% 2/15/25 #	345,000	357,506
Ball 5.25% 7/1/25	330,000	357,637
CCL Industries 144A
3.25% 10/1/26 #	95,000	91,635
Cemex 144A
7.75% 4/16/26 #	200,000	228,500
Crane
2.75% 12/15/18	20,000	20,278
4.45% 12/15/23	95,000	100,599
Fortune Brands Home &
Security 3.00% 6/15/20	70,000	71,013
General Electric
2.10% 12/11/19	130,000	130,736
5.55% 5/4/20	10,000	11,053
6.00% 8/7/19	90,000	98,591
LafargeHolcim Finance
US 144A 3.50% 9/22/26 #	400,000	393,626
Lennox International
3.00% 11/15/23	100,000	99,790
Masco 3.50% 4/1/21	395,000	406,850
Parker-Hannifin
3.30% 11/21/24	10,000	10,305
Rockwell Collins
3.20% 3/15/24	410,000	415,241
Roper Technologies
2.80% 12/15/21	80,000	80,532
3.80% 12/15/26	45,000	45,930
Siemens Financierings-maatschappij 144A
3.125% 3/16/24 #	545,000	554,569

(continues)                                              19

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Capital Goods (continued)
St. Marys Cement Canada 144A
5.75% 1/28/27 #	200,000	$200,750
United Rentals North America
5.875% 9/15/26	400,000	423,500
United Technologies
3.75% 11/1/46	125,000	120,089

		4,218,730

Communications – 5.31%
AT&T 5.25% 3/1/37	555,000	570,872
CC Holdings GS V
3.849% 4/15/23	65,000	67,593
Charter Communications Operating
4.908% 7/23/25	185,000	198,713
Cincinnati Bell 144A
7.00% 7/15/24 #	160,000	169,760
CK Hutchison International
17 144A 3.50% 4/5/27 #	200,000	200,894
Columbus Cable Barbados 144A
7.375% 3/30/21 #	200,000	216,000
Comcast 3.00% 2/1/24	195,000	197,042
Crown Castle International
4.00% 3/1/27	20,000	20,612
5.25% 1/15/23	150,000	166,214
Crown Castle Towers 144A
4.883% 8/15/20 #	275,000	293,490
CSC Holdings 144A
5.50% 4/15/27 #	200,000	207,250
Deutsche Telekom International Finance
144A 2.485% 9/19/23 #	505,000	486,706
144A 3.60% 1/19/27 #	150,000	151,520
DISH DBS 7.75% 7/1/26	295,000	346,256
GTP Acquisition Partners I
144A 2.35% 6/15/20 #	100,000	99,168
Level 3 Financing
5.375% 5/1/25	485,000	506,825
Midcontinent Communications 144A
6.875% 8/15/23 #	155,000	167,013
Millicom International Cellular 144A
6.00% 3/15/25 #	200,000	211,266
Nielsen Co. Luxembourg 144A
5.00% 2/1/25 #	345,000	346,294

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Communications (continued)
SBA Tower Trust
144A 2.24% 4/16/18 #	45,000	$44,984
144A 2.898% 10/15/19 #	60,000	60,352
Sirius XM Radio 144A
5.375% 4/15/25 #	330,000	339,488
Sprint 7.875% 9/15/23	443,000	498,375
Telecom Italia 144A
5.303% 5/30/24 #	200,000	207,750
Telefonica Emisiones
5.213% 3/8/47	600,000	622,916
Time Warner Cable
7.30% 7/1/38	395,000	495,299
Time Warner Entertainment
8.375% 3/15/23	50,000	62,931
Unitymedia 144A
6.125% 1/15/25 #	200,000	214,522
Verizon Communications
5.25% 3/16/37	125,000	130,004
Wind Acquisition Finance 144A
7.375% 4/23/21 #	200,000	208,500
WPP Finance 2010
5.625% 11/15/43	50,000	54,618
Zayo Group 144A
5.75% 1/15/27 #	345,000	366,994

		7,930,221

Consumer Cyclical – 4.38%
Boyd Gaming
6.375% 4/1/26	320,000	345,600
CVS Health 5.00% 12/1/24	375,000	413,783
Dollar General
3.875% 4/15/27	280,000	283,953
Ford Motor Credit
2.24% 6/15/18	465,000	466,571
General Motors
6.75% 4/1/46	85,000	99,870
General Motors Financial
5.25% 3/1/26	265,000	286,218
GLP Capital 5.375% 4/15/26	250,000	264,375
Goodyear Tire & Rubber
5.00% 5/31/26	330,000	339,487
Hyundai Capital America
144A 2.55% 2/6/19 #	75,000	75,371
144A 3.00% 3/18/21 #	120,000	120,742
JD.com 3.125% 4/29/21 Lennar	200,000	199,576
4.50% 4/30/24	500,000	506,563
4.875% 12/15/23	165,000	171,394

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Levi Strauss & Co.
5.00% 5/1/25	195,000	$202,069
Live Nation Entertainment 144A
4.875% 11/1/24 #	195,000	196,950
Lowe’s
3.10% 5/3/27	40,000	40,046
3.375% 9/15/25	105,000	107,851
3.70% 4/15/46	150,000	141,435
4.05% 5/3/47	285,000	284,056
Marriott International
3.75% 3/15/25	145,000	148,882
4.50% 10/1/34	20,000	20,627
MGM Growth Properties Operating Partnership
4.50% 9/1/26	250,000	250,313
Murphy Oil USA
6.00% 8/15/23	190,000	200,450
Penske Automotive Group
5.50% 5/15/26	350,000	349,125
PulteGroup 5.00% 1/15/27	170,000	172,763
Scientific Games International
144A 7.00% 1/1/22 #	160,000	171,699
10.00% 12/1/22	165,000	179,355
Toyota Motor Credit
2.80% 7/13/22	140,000	142,206
Walgreens Boots Alliance
3.10% 6/1/23	270,000	272,107
Wyndham Worldwide
4.15% 4/1/24	90,000	91,907

		6,545,344

Consumer Non-Cyclical – 5.69%
Abbott Laboratories
2.80% 9/15/20	75,000	75,919
4.90% 11/30/46	395,000	414,823
ACCO Brands 144A
5.25% 12/15/24 #	455,000	469,787
Altria Group
3.875% 9/16/46	180,000	169,126
Anheuser-Busch InBev
Finance 3.65% 2/1/26	940,000	963,030
Aramark Services
4.75% 6/1/26	230,000	235,175
Becle 144A 3.75% 5/13/25 #	150,000	149,239
Biogen 5.20% 9/15/45	140,000	152,440
Celgene 3.25% 8/15/22	425,000	435,036
ESAL 144A 6.25% 2/5/23 #	200,000	203,750

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Gilead Sciences
4.15% 3/1/47	95,000	$89,869
HCA 5.375% 2/1/25	595,000	621,031
HealthSouth 5.75% 11/1/24	210,000	214,987
Heineken 144A
3.50% 1/29/28 #	485,000	491,320
Kroger 4.45% 2/1/47	140,000	139,144
Marfrig Holdings Europe 144A
8.00% 6/8/23 #	200,000	212,300
Molson Coors Brewing
3.00% 7/15/26	435,000	417,210
4.20% 7/15/46	115,000	109,664
Mylan 3.95% 6/15/26	320,000	317,103
New York & Presbyterian Hospital 4.063% 8/1/56	130,000	124,248
Pernod Ricard 144A
4.45% 1/15/22 #	450,000	484,704
Pfizer 3.00% 12/15/26	160,000	160,022
Revlon Consumer Products
6.25% 8/1/24	160,000	156,000
Reynolds American
4.00% 6/12/22	165,000	174,852
Scotts Miracle-Gro 144A
5.25% 12/15/26 #	195,000	201,825
Shire Acquisitions Investments Ireland
2.40% 9/23/21	160,000	158,219
2.875% 9/23/23	150,000	147,268
Tempur Sealy International
5.50% 6/15/26	335,000	334,163
Thermo Fisher Scientific
3.00% 4/15/23	545,000	548,200
Zimmer Biomet Holdings
4.625% 11/30/19	120,000	127,137

		8,497,591

Electric – 6.82%
AES 5.50% 4/15/25	110,000	113,300
AES Gener
144A 5.25% 8/15/21 # 144A	200,000	213,105
8.375% 12/18/73 #●	200,000	215,500
Ameren 3.65% 2/15/26	300,000	305,273
Ameren Illinois
9.75% 11/15/18	295,000	330,058
American Transmission Systems 144A
5.25% 1/15/22 #	50,000	55,375

(continues)                                              21

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Electric (continued)
Berkshire Hathaway Energy
3.75% 11/15/23	345,000	$363,535
Calpine
144A 5.25% 6/1/26 #	125,000	126,406
5.50% 2/1/24	490,000	474,687
Cleveland Electric Illuminating
5.50% 8/15/24	75,000	86,194
CMS Energy 6.25% 2/1/20	120,000	132,626
ComEd Financing III
6.35% 3/15/33	60,000	62,905
Consumers Energy
3.25% 8/15/46	105,000	94,535
Dominion Resources
3.625% 12/1/24	305,000	311,209
3.90% 10/1/25	135,000	139,231
DTE Energy
2.85% 10/1/26	190,000	179,920
3.30% 6/15/22	115,000	117,617
3.80% 3/15/27	280,000	286,670
Duke Energy 2.65% 9/1/26	230,000	217,754
Dynegy 6.75% 11/1/19	165,000	168,300
Emera 6.75% 6/15/76 ●	215,000	237,844
Emera US Finance
3.55% 6/15/26	330,000	328,084
4.75% 6/15/46	155,000	157,787
Enel 144A
8.75% 9/24/73 #●	200,000	234,500
Enel Americas
4.00% 10/25/26	30,000	29,850
Enel Finance International 144A
6.00% 10/7/39 #	100,000	115,593
Entergy
2.95% 9/1/26	40,000	38,393
4.00% 7/15/22	40,000	42,331
Entergy Louisiana
4.05% 9/1/23	315,000	334,613
4.95% 1/15/45	10,000	10,338
Entergy Mississippi
2.85% 6/1/28	115,000	110,968
Exelon
3.497% 6/1/22	340,000	347,445
3.95% 6/15/25	220,000	228,862
Fortis 144A
3.055% 10/4/26 #	480,000	455,349
Great Plains Energy
3.90% 4/1/27	125,000	126,713
4.85% 6/1/21	35,000	37,551

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Electric (continued)
Indiana Michigan Power
3.20% 3/15/23	10,000	$10,183
4.55% 3/15/46	245,000	261,737
IPALCO Enterprises
3.45% 7/15/20	115,000	117,300
5.00% 5/1/18	35,000	36,137
ITC Holdings 3.25% 6/30/26	50,000	49,080
Kansas City Power & Light
3.65% 8/15/25	220,000	223,235
LG& E & KU Energy
4.375% 10/1/21	165,000	175,018
Massachusetts Electric 144A
4.004% 8/15/46 #	5,000	4,922
Metropolitan Edison 144A
4.00% 4/15/25 #	110,000	112,160
MidAmerican Energy
4.25% 5/1/46	115,000	121,340
National Rural Utilities Cooperative Finance
2.85% 1/27/25	430,000	428,163
4.75% 4/30/43 ●	70,000	71,659
5.25% 4/20/46 ●	60,000	62,617
New York State Electric & Gas 144A
3.25% 12/1/26 #	145,000	145,497
NextEra Energy Capital Holdings
3.55% 5/1/27	195,000	196,027
3.625% 6/15/23	145,000	148,333
NV Energy 6.25% 11/15/20	75,000	84,306
Pennsylvania Electric
5.20% 4/1/20	140,000	149,068
Public Service Co. of New Hampshire
3.50% 11/1/23	45,000	47,066
Public Service Co. of Oklahoma 5.15% 12/1/19	100,000	107,080
SCANA 4.125% 2/1/22	95,000	96,059
Southern
2.75% 6/15/20	180,000	181,726
3.25% 7/1/26	175,000	170,660
4.40% 7/1/46	145,000	144,818
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	70,000	72,253
Wisconsin Electric Power
4.30% 12/15/45	140,000	144,594

		10,191,459

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Energy – 6.04%
AmeriGas Partners
5.50% 5/20/25	325,000	$329,875
Anadarko Petroleum
5.55% 3/15/26	85,000	95,303
6.60% 3/15/46	300,000	370,215
Antero Resources 144A
5.00% 3/1/25 #	355,000	351,450
BP Capital Markets
3.216% 11/28/23	240,000	243,642
3.224% 4/14/24	175,000	176,882
Cheniere Corpus Christi Holdings 144A
5.875% 3/31/25 #	160,000	171,000
Cimarex Energy
3.90% 5/15/27	320,000	324,223
CNOOC Finance 2015 Australia 2.625% 5/5/20	200,000	199,801
Diamondback Energy 144A
4.75% 11/1/24 #	275,000	277,063
Empresa Nacional del Petroleo 144A
4.75% 12/6/21 #	170,000	179,831
Enbridge 4.25% 12/1/26	355,000	370,891
Energy Transfer
6.125% 12/15/45	255,000	277,984
Energy Transfer Partners
9.70% 3/15/19	59,000	66,949
Enterprise Products Operating
7.034% 1/15/68 ●	30,000	31,125
Gazprom OAO Via Gaz Capital 144A
4.95% 3/23/27 #	200,000	201,774
Gulfport Energy 144A
6.00% 10/15/24 #	170,000	168,300
KazMunayGas National JSC 144A
4.75% 4/19/27 #	200,000	199,036
Kinder Morgan Energy
Partners 3.95% 9/1/22	135,000	139,440
MPLX
4.875% 12/1/24	255,000	273,087
4.875% 6/1/25	85,000	90,552
Murphy Oil 6.875% 8/15/24	385,000	410,987
Nabors Industries 144A
5.50% 1/15/23 #	287,000	292,023
Newfield Exploration
5.75% 1/30/22	385,000	410,987
Noble Energy
5.05% 11/15/44	65,000	67,362

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Energy (continued)
Pertamina Persero 144A
4.875% 5/3/22 #	200,000	$211,508
Perusahaan Gas Negara Persero 144A
5.125% 5/16/24 #	200,000	213,515
Petrobras Global Finance
5.375% 1/27/21	30,000	30,895
6.75% 1/27/41	175,000	165,813
7.375% 1/17/27	80,000	86,040
Petroleos Mexicanos
6.75% 9/21/47	25,000	25,560
Plains All American Pipeline
8.75% 5/1/19	100,000	112,225
Regency Energy Partners
5.00% 10/1/22	170,000	181,500
Sabine Pass Liquefaction
144A 4.20% 3/15/28 #	60,000	60,211
144A 5.00% 3/15/27 #	40,000	42,298
5.625% 4/15/23	240,000	265,004
5.75% 5/15/24	100,000	110,694
Shell International Finance
4.00% 5/10/46	225,000	219,056
4.375% 5/11/45	95,000	97,755
Southern Gas Corridor 144A
6.875% 3/24/26 #	200,000	221,215
Southwestern Energy
6.70% 1/23/25	250,000	250,000
Tengizchevroil Finance Co. International 144A
4.00% 8/15/26 #	200,000	193,830
Transcanada Trust
5.30% 3/15/77 ●	65,000	65,528
5.875% 8/15/76 ●	90,000	96,975
Transocean Proteus 144A
6.25% 12/1/24 #	250,000	256,250
Woodside Finance
144A 3.65% 3/5/25 #	65,000	64,434
144A 3.70% 9/15/26 #	45,000	44,456
144A 8.75% 3/1/19 #	140,000	156,072
YPF 144A
23.083% 7/7/20 #●	125,000	137,031

		9,027,647

Finance Companies – 1.49%
AerCap Global Aviation Trust 144A
6.50% 6/15/45 #●	400,000	422,000
AerCap Ireland Capital
3.95% 2/1/22	150,000	155,504

(continues)                                              23

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Finance Companies (continued)
Air Lease
3.00% 9/15/23	140,000	$137,843
3.625% 4/1/27	130,000	129,276
Aviation Capital Group
144A 2.875% 9/17/18 #	15,000	15,141
144A 2.875% 1/20/22 #	200,000	199,377
144A 4.875% 10/1/25 #	185,000	201,890
International Lease Finance
8.625% 1/15/22	300,000	368,837
Park Aerospace Holdings 144A
5.50% 2/15/24 #	280,000	296,800
Peachtree Corners Funding Trust 144A
3.976% 2/15/25 #	105,000	106,652
SMBC Aviation Capital Finance 144A
2.65% 7/15/21 #	200,000	196,319

		2,229,639

Insurance – 1.68%
Allstate 3.28% 12/15/26	460,000	465,804
Berkshire Hathaway
2.75% 3/15/23	80,000	80,970
Berkshire Hathaway Finance
2.90% 10/15/20	65,000	67,253
Five Corners Funding Trust 144A
4.419% 11/15/23 #	100,000	107,712
Liberty Mutual Group 144A
4.95% 5/1/22 #	25,000	27,412
Manulife Financial
4.061% 2/24/32 ●	170,000	172,781
Metropolitan Life Global Funding I 144A
3.45% 12/18/26 #	390,000	397,413
Principal Life Global Funding
II 144A 3.00% 4/18/26 #	105,000	103,807
Progressive 4.125% 4/15/47	165,000	168,715
Prudential Financial
5.375% 5/15/45 ●	85,000	89,888
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	90,000	91,512
144A 4.125% 11/1/24 #	460,000	474,878

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Insurance (continued)
XLIT
3.616% 12/29/49 ●	45,000	$38,363
4.45% 3/31/25	85,000	87,463
5.50% 3/31/45	135,000	137,366
		2,511,337
Natural Gas – 0.06%
Southern Co. Gas Capital
3.25% 6/15/26	95,000	92,586

		92,586

REITs – 1.46%
American Tower
3.30% 2/15/21	145,000	148,324
4.00% 6/1/25	220,000	226,461
4.40% 2/15/26	70,000	73,648
American Tower Trust I 144A
3.07% 3/15/23 #	120,000	120,637
Corporate Office Properties
3.60% 5/15/23	45,000	44,460
5.25% 2/15/24	55,000	58,441
CubeSmart 3.125% 9/1/26	135,000	128,520
CyrusOne 144A
5.00% 3/15/24 #	75,000	77,250
DDR 7.875% 9/1/20	165,000	190,646
Education Realty Operating Partnership
4.60% 12/1/24	110,000	112,100
Hospitality Properties Trust
4.50% 6/15/23	30,000	31,396
4.50% 3/15/25	65,000	65,815
Host Hotels & Resorts
3.75% 10/15/23	135,000	137,286
3.875% 4/1/24	65,000	66,246
Kite Realty Group
4.00% 10/1/26	45,000	43,588
LifeStorage 3.50% 7/1/26	100,000	96,377
Physicians Realty
4.30% 3/15/27	60,000	60,150
Realty Income
4.125% 10/15/26	115,000	119,438
Regency Centers
3.60% 2/1/27	70,000	70,230
Trust F/1401 144A
5.25% 1/30/26 #	200,000	203,500
UDR 4.00% 10/1/25	40,000	41,211
WP Carey 4.60% 4/1/24	55,000	57,442

		2,173,166

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Technology – 2.45%
Apple
3.45% 2/9/45	110,000	$100,363
4.65% 2/23/46	50,000	54,553
Applied Materials
4.35% 4/1/47	185,000	190,647
Broadcom
144A 3.00% 1/15/22 #	140,000	141,279
144A 3.625% 1/15/24 #	245,000	248,551
CDK Global 5.00% 10/15/24	110,000	112,750
CDW 5.00% 9/1/25	420,000	432,600
Cisco Systems
1.85% 9/20/21	135,000	133,550
CommScope Technologies 144A
5.00% 3/15/27 #	345,000	348,881
Dell International 144A
6.02% 6/15/26 #	95,000	104,824
DXC Technology
144A 4.25% 4/15/24 #	55,000	56,430
144A 4.75% 4/15/27 #	100,000	103,479
Equinix 5.375% 5/15/27	375,000	392,734
Microsoft
3.70% 8/8/46	45,000	43,013
4.25% 2/6/47	595,000	618,889
NXP 144A 4.625% 6/1/23 #	335,000	361,381
Symantec 144A
5.00% 4/15/25 #	200,000	207,250

		3,651,174

Transportation – 1.48%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #◆	60,848	61,228
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ◆	30,024	30,537
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ◆	92,923	91,829
American Airlines 2015-2
Class AA Pass Through
Trust 3.60% 9/22/27 ◆	33,343	33,802
American Airlines 2016-1
Class AA Pass Through
Trust 3.575% 1/15/28 ◆	63,356	64,465
Avis Budget Car Rental 144A
6.375% 4/1/24 #	165,000	165,619
Burlington Northern Santa Fe
4.70% 9/1/45	550,000	606,303

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Transportation (continued)
CSX 3.25% 6/1/27	110,000	$110,101
Penske Truck Leasing
144A 3.30% 4/1/21 #	410,000	417,955
144A 4.20% 4/1/27 #	15,000	15,411
Transurban Finance 144A
3.375% 3/22/27 #	60,000	58,645
Union Pacific 3.00% 4/15/27	165,000	165,411
United Airlines 2014-1 Class
A Pass Through Trust
4.00% 4/11/26 ◆	26,632	27,531
United Airlines 2014-2 Class
A Pass Through Trust
3.75% 9/3/26 ◆	63,965	65,564
United Airlines 2016-1 Class
AA Pass Through Trust
3.10% 7/7/28 ◆	105,000	103,819
United Parcel Service
5.125% 4/1/19	175,000	186,481

		2,204,701

Total Corporate Bonds (cost $83,928,949)		85,042,129

Loan Agreements – 6.91%«

Accudyne Industries Borrower
1st Lien 4.147% 12/13/19	96,000	95,720
Air Medical Group Holdings Tranche B 1st Lien
4.25% 4/28/22	145,815	145,542
Albertsons Tranche B 1st Lien
3.993% 8/25/21	269,325	270,546
Amaya Holdings Tranche B 1st
Lien 4.647% 8/1/21	129,342	129,685
American Airlines Tranche B
1st Lien 3.494% 12/14/23	270,000	270,919
Applied Systems 2nd Lien
7.647% 1/23/22	130,000	131,246
BJ’s Wholesale Club 2nd Lien
8.50% 1/27/25	86,000	86,323
Blue Ribbon Tranche 1st Lien
5.00% 11/13/21	129,347	121,101
Builders FirstSource 1st Lien
4.069% 2/29/24	372,192	371,634
Caesars Growth Properties
Holdings Tranche B 1st Lien
6.25% 5/8/21	129,335	130,224
Calpine Construction Finance
Tranche B 1st Lien
3.24% 5/3/20	323,445	324,658

(continues)                                              25

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal amount°	Value (US $)

Loan Agreements« (continued)

Change Healthcare Holdings Tranche B 1st Lien
3.75% 3/1/24	350,000	$351,406
Charter Communications Operating Tranche F 1st
Lien 3.00% 1/3/21	216,423	217,556
Community Health Systems Tranche H 1st Lien
4.054% 1/27/21	165,022	164,163
DaVita Tranche B 1st Lien
3.743% 6/24/21	628,759	636,672
First Data 1st Lien
3.672% 4/26/24	317,829	318,652
First Eagle Holdings Tranche B
1st Lien 4.75% 12/1/22	204,482	206,208
Flying Fortress Holdings Tranche B 1st Lien
3.397% 10/30/22	340,000	343,188
FMG Resources August 2006
1st Lien 3.75% 6/30/19	106,604	107,391
Gates Global 1st Lien
4.25% 7/6/21	90,568	91,155
HCA Tranche B9 1st Lien
2.993% 3/18/23	93,791	94,286
Hilton Worldwide Finance Tranche B2 1st Lien
2.991% 10/25/23	200,000	201,875
Ineos US Finance Tranche B 1st Lien 3.743% 3/31/24	209,475	211,013
inVentiv Group Holdings Tranche B 1st Lien
4.804% 11/9/23	269,325	271,282
JC Penney Tranche B 1st Lien
5.304% 6/23/23	315,975	315,677
KIK Custom Products Tranche B 1st Lien
5.653% 8/26/22	233,419	236,300
Landry’s 1st Lien 3.733% 10/4/23	133,338	133,743
Level 3 Financing Tranche B 1st Lien 3.241% 2/22/24	350,000	351,575
MGM Growth Properties Operating Partnership Tranche B 1st Lien
3.493% 4/25/23	346,500	348,016
ON Semiconductor Tranche B 1st Lien 3.232% 3/31/23	239,147	240,724
Penn National Gaming Tranche B 1st Lien
3.524% 1/19/24	340,000	342,302
PQ 1st Lien 5.25% 11/4/22	253,725	256,808

	Principal amount°	Value (US $)

Loan Agreements« (continued)

Radiate Holdco 1st Lien
3.993% 2/1/23	205,000	$206,062
Scientific Games International Tranche B3 1st Lien
4.994% 10/1/21	101,821	103,412
SFR Group Tranche B 1st Lien
3.944% 6/22/25	350,000	349,161
Sinclair Television Group Tranche B2 1st Lien
3.25% 1/3/24	298,846	299,934
Sprint Communications Tranche B 1st Lien
3.50% 2/2/24	345,000	345,683
Tennessee Merger Sub Tranche B 1st Lien
3.75% 2/6/24	350,000	348,556
Uniti Group 1st Lien
4.00% 10/24/22	269,325	269,896
Univision Communications
Tranche C 1st Lien
3.75% 3/15/24	326,820	324,936
USI 1st Lien 3.00% 4/6/24	355,000	353,780
USI Tranche B 1st Lien
4.25% 12/27/19	204,450	204,897

Total Loan Agreements (cost $10,323,437)		10,323,907

Municipal Bonds – 0.73%

Bay Area, California Toll Authority (Build America Bonds)
Series S-3 6.907%
10/1/50	175,000	253,803
California State (Build America Bonds)
7.55% 4/1/39	140,000	207,295
Commonwealth of Massachusetts
Series C 5.00% 10/1/25	85,000	104,052
New Jersey Turnpike Authority (Build America Bonds)
Series A 7.102% 1/1/41	95,000	133,696
Series F 7.414% 1/1/40	45,000	65,279
New York City, New York
Series C 5.00% 8/1/26	25,000	30,467
Series C 5.00% 8/1/27	35,000	42,269
South Carolina Public Service Authority
Series D 4.77% 12/1/45	55,000	52,710

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Texas Water Development Board
5.00% 10/15/46	125,000	$143,906
Series A 5.00% 10/15/45	45,000	51,214

Total Municipal Bonds
(cost $1,144,219)		1,084,691

Non-Agency Asset-Backed Securities – 3.51%

AEP Texas Central Transition Funding II
Series 2006-A A4
5.17% 1/1/18	32,331	32,832
Ally Master Owner Trust
Series 2012-5 A
1.54% 9/15/19	110,000	110,068
Series 2014-4 A2
1.43% 6/17/19	185,000	185,030
ARI Fleet Lease Trust
Series 2015-A A2 144A
1.11% 11/15/18 #	30,322	30,293
Avis Budget Rental Car Funding AESOP
Series 2013-1A A 144A
1.92% 9/20/19 #	100,000	99,909
Bank of America Credit Card Trust
Series 2016-A1 A
1.384% 10/15/21 ●	130,000	130,765
Series 2017-A1 A1
1.95% 8/15/22	200,000	200,671
Capital One Multi-Asset Execution Trust
Series 2014-A4 A4
1.354% 6/15/22 ●	80,000	80,350
Chase Issuance Trust
Series 2013-A6 A6
1.414% 7/15/20 ●	200,000	200,731
Citibank Credit Card Issuance Trust
Series 2017-A5 A5
1.642% 4/22/26 ●	235,000	235,000
Citicorp Residential Mortgage Trust
Series 2006-3 A5
5.656% 11/25/36 f	300,000	303,784
CNH Equipment Trust
Series 2016-B A2B
1.394% 10/15/19 ●	15,637	15,662

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Discover Card Execution Note Trust
Series 2014-A1 A1
1.424% 7/15/21 ●	200,000	$201,058
Series 2016-A2 A2
1.534% 9/15/21 ●	100,000	100,730
Ford Credit Auto Lease Trust
Series 2015-A A3
1.13% 6/15/18	23,605	23,603
Ford Credit Auto Owner Trust
Series 2016-2 A 144A
2.03% 12/15/27 #	245,000	242,771
Series 2016-B A2B
1.304% 3/15/19 ●	66,328	66,383
Golden Credit Card Trust
Series 2014-2A A 144A
1.444% 3/15/21 #●	450,000	451,261
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	47,500	43,746
Hyundai Auto Lease Securitization Trust
Series 2016-C A3 144A
1.49% 2/18/20 #	100,000	99,791
Hyundai Auto Receivables Trust
Series 2015-C A2B
1.364% 11/15/18 ●	34,918	34,919
Mercedes-Benz Auto Lease Trust
Series 2016-A A2B
1.554% 7/16/18 ●	38,457	38,495
Mercedes-Benz Master Owner Trust
Series 2016-AA A 144A
1.574% 5/15/20 #●	100,000	100,388
Navistar Financial Dealer Note Master Owner Trust II
Series 2016-1 A 144A
2.341% 9/27/21 #●	65,000	65,148
NextGear Floorplan Master Owner Trust
Series 2014-1A A 144A
1.92% 10/15/19 #	115,000	115,160
Nissan Auto Lease Trust
Series 2015-B A2B
1.524% 12/15/17 ●	4,914	4,915
Series 2016-A A2B
1.374% 8/15/18 ●	60,608	60,658
Series 2016-B A3
1.50% 7/15/19	100,000	99,861

(continues)                                             27

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal	Value
	amount°	(US $)

Non-Agency Asset-Backed Securities (continued)

PFS Financing
Series 2015-AA A 144A
1.614% 4/15/20 #●	100,000	$99,960
Synchrony Credit Card Master Note Trust
Series 2012-6 A
1.36% 8/17/20	100,000	100,019
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	74,800	75,109
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	78,002	78,274
Series 2017-1 A1 144A
2.75% 10/25/56 #●	96,187	96,532
Toyota Auto Receivables Owner Trust
Series 2016-B A2B
1.244% 10/15/18 ●	50,992	51,015
Verizon Owner Trust
Series 2016-2A A 144A
1.68% 5/20/21 #	100,000	99,853
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A
1.40% 7/22/19 #	270,000	269,997
Volvo Financial Equipment
Series 2014-1A A3 144A
0.82% 4/16/18 #	725	725
Series 2014-1A B 144A
1.66% 11/16/20 #	100,000	99,973
Wells Fargo Dealer Floorplan Master Note Trust
Series 2014-2 A
1.443% 10/20/19 ●	825,000	824,836
World Financial Network Credit Card Master Trust
Series 2015-A A
1.474% 2/15/22 ●	75,000	75,212

Total Non-Agency Asset-Backed Securities (cost $5,213,790)		5,245,487

Non-Agency Collateralized Mortgage Obligations – 1.29%

Fannie Mae Connecticut Avenue Securities
Series 2017-C01 1M1
2.291% 7/25/29 ●	78,769	79,409
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2
4.241% 7/25/29 ●	250,000	254,997

	Principal	Value
	amount°	(US $)

Non-Agency Collateralized Mortgage Obligations (continued)

JPMorgan Mortgage Trust
Series 2014-2 B1 144A
3.425% 6/25/29 #●	78,611	$78,220
Series 2014-2 B2 144A
3.425% 6/25/29 #●	78,611	77,399
Series 2014-IVR6
2A4 144A
2.50% 7/25/44 #●	100,000	98,865
Series 2015-1 B1 144A
2.616% 12/25/44 #●	196,497	194,807
Series 2015-4 B1 144A
3.627% 6/25/45 #●	96,099	94,431
Series 2015-4 B2 144A
3.627% 6/25/45 #●	96,099	92,830
Series 2015-5 B2 144A
2.868% 5/25/45 #●	97,635	92,336
Series 2015-6 B1 144A
3.622% 10/25/45 #●	96,048	95,019
Series 2015-6 B2 144A
3.622% 10/25/45 #●	96,048	93,659
Series 2016-4 B1 144A
3.909% 10/25/46 #●	98,958	99,771
Series 2016-4 B2 144A
3.909% 10/25/46 #●	98,958	98,355
Series 2017-1 B2 144A
3.576% 1/25/47 #●	104,636	101,059
New Residential Mortgage Loan Trust
Series 2016-4A A1 144A
3.75% 11/25/56 #●	90,754	93,171
Series 2017-1A A1 144A
4.00% 2/25/57 #●	95,868	99,266
Series 2017-2A A3 144A
4.00% 3/25/57 #●	100,000	103,991
Sequoia Mortgage Trust
Series 2014-2 A4 144A
3.50% 7/25/44 #●	43,245	43,299
Series 2015-1 B2 144A
3.877% 1/25/45 #●	42,673	42,338

Total Non-Agency Collateralized Mortgage Obligations (cost $1,921,428)		1,933,222

Non-Agency Commercial Mortgage-Backed Securities – 5.30%

Banc of America Commercial Mortgage Trust
Series 2007-4 AM
6.103% 2/10/51 ●	60,000	60,415

	Principal	Value
	amount°	(US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

BANK 2017
Series 2017-BNK4 XA
1.463% 5/15/50 ●	605,000	$63,221
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW18 A4
5.70% 6/11/50	45,396	45,829
CD Mortgage Trust
Series 2016-CD2 A3
3.248% 11/10/49	260,000	263,856
Series 2016-CD2 A4
3.526% 11/10/49 ●	80,000	82,704
CFCRE Commercial Mortgage
Trust
Series 2016-C7 A3
3.839% 12/10/54	275,000	287,218
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM
5.922% 12/10/49 ●	60,000	60,714
Series 2014-GC25 A4
3.635% 10/10/47	100,000	104,117
Series 2015-GC27 A5
3.137% 2/10/48	150,000	150,653
Series 2016-P3 A4
3.329% 4/15/49	110,000	111,902
Series 2016-P5 A4
2.941% 10/10/49	95,000	93,461
COMM Mortgage Trust
Series 2013-CR6 AM 144A
3.147% 3/10/46 #	105,000	106,052
Series 2013-WWP A2
144A 3.424% 3/10/31 #	100,000	103,712
Series 2014-CR19 A5
3.796% 8/10/47	80,000	84,118
Series 2014-CR20 AM
3.938% 11/10/47	350,000	366,751
Series 2015-3BP A 144A
3.178% 2/10/35 #	130,000	131,381
Series 2015-CR23 A4
3.497% 5/10/48	115,000	118,179
DB-JPM
Series 2016-C1 A4
3.276% 5/10/49	195,000	197,672
Series 2016-C1 B
4.195% 5/10/49 ●	25,000	26,206
Series 2016-C3 A5
2.89% 9/10/49	140,000	137,336

	Principal	Value
	amount°	(US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	105,000	$113,280
Series 2011-LC1A C 144A
5.871% 11/10/46 #●	135,000	148,643
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	850,000	883,607
Series 2014-GRCE B 144A
3.52% 6/10/28 #	200,000	206,559
GS Mortgage Securities Trust
Series 2010-C1 C 144A
5.635% 8/10/43 #●	100,000	106,308
Series 2014-GC24 A5
3.931% 9/10/47	215,000	227,976
Series 2015-GC32 A4
3.764% 7/10/48	75,000	78,713
Series 2017-GS5 A4
3.674% 3/10/50	175,000	183,037
Series 2017-GS5 XA
0.972% 3/10/50 ●	3,249,436	217,504
JPM-DB Commercial Mortgage Securities Trust
Series 2015-C33 A4
3.77% 12/15/48	255,000	266,942
Series 2016-C2 A4
3.144% 6/15/49	405,000	406,148
Series 2016-C4 A3
3.141% 12/15/49	140,000	139,955
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E
5.524% 8/12/37 ●	20,000	20,813
Series 2013-LC11 B
3.499% 4/15/46	95,000	94,908
Series 2015-JP1 A5
3.914% 1/15/49	170,000	180,320
Series 2016-JP2 A4
2.822% 8/15/49	230,000	224,531
Series 2016-JP2 AS
3.056% 8/15/49	180,000	176,331
Series 2016-WIKI A 144A
2.798% 10/5/31 #	55,000	55,697
Series 2016-WIKI B 144A
3.201% 10/5/31 #	85,000	86,444
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ
5.452% 9/15/39 ●	65,528	56,354

(continues)                                              29

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal	Value
	amount°	(US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Morgan Stanley BAML Trust
Series 2014-C17 A5
3.741% 8/15/47	100,000	$104,838
Series 2015-C23 A4
3.719% 7/15/50	300,000	313,041
Series 2015-C26 A5
3.531% 10/15/48	120,000	123,863
Series 2016-C29 A4
3.325% 5/15/49	95,000	96,318
Morgan Stanley Capital I Trust
Series 2006-HQ10 B
5.448% 11/12/41 ●	100,000	93,187
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B
4.142% 10/15/45	100,000	104,407
Series 2014-LC18 A5
3.405% 12/15/47	35,000	35,791
Series 2015-C30 XA
1.156% 9/15/58 ●	983,890	61,323
Series 2015-NXS3 A4
3.617% 9/15/57	90,000	93,463
Series 2016-BNK1 A3
2.652% 8/15/49	155,000	149,539
Series 2016-BNK1 B
2.967% 8/15/49	30,000	28,770
WF-RBS Commercial Mortgage Trust
Series 2012-C10 A3
2.875% 12/15/45	240,000	242,443

Total Non-Agency Commercial Mortgage-Backed Securities (cost $7,983,583)		7,916,550

Regional Bonds – 0.28%Δ

Argentina – 0.28%
Provincia de Buenos Aires 144A
7.875% 6/15/27 #	150,000	156,965
Provincia de Cordoba 144A
7.45% 9/1/24 #	150,000	156,415
Provincia de Neuquen Argentina 144A
7.50% 4/27/25 #	100,000	101,470

		414,850

Total Regional Bonds (cost $397,798)		414,850

		Principal	Value
		amount°	(US $)

Sovereign Bonds – 2.67%Δ

Argentina – 0.38%
Argentine Bonos del Tesoro
15.50% 10/17/26	ARS	3,608,000	$261,313
22.75% 3/5/18	ARS	1,400,000	96,395
Argentine Republic Government International
Bond 5.625% 1/26/22		205,000	214,020

			571,728

Bahrain – 0.14%
Bahrain Government International Bond
144A 7.00% 10/12/28 #		200,000	208,243

			208,243

Cayman Islands – 0.13%
KSA Sukuk
144A 2.894% 4/20/22 #		200,000	200,053

			200,053

Colombia – 0.14%
Colombia Government International Bond
5.00% 6/15/45		200,000	203,000

			203,000

Hungary – 0.19%
Hungary Government International Bond
5.75% 11/22/23		250,000	284,900

			284,900

Indonesia – 0.17%
Indonesia Treasury Bond
7.50% 8/15/32	IDR	3,262,000,000	246,443

			246,443

Mexico – 0.21%
Mexican Bonos
5.75% 3/5/26	MXN	4,679,000	226,018
6.50% 6/9/22	MXN	1,622,000	84,090

			310,108

New Zealand – 0.06%
New Zealand Government Bond 2.75% 4/15/25	NZD	124,000	83,820

			83,820

		Principal	Value
		amount°	(US $)

Sovereign BondsΔ (continued)

Nigeria – 0.15%
Nigeria Government International Bond
144A 7.875% 2/16/32 #		200,000	$217,700

			217,700

Peru – 0.22%
Peruvian Government International Bond
6.95% 8/12/31	PEN	1,000,000	333,715

			333,715

South Africa – 0.36%
Republic of South Africa Government Bond
8.00% 1/31/30	ZAR	5,412,000	371,407
8.75% 1/31/44	ZAR	2,524,000	172,719

			544,126

Turkey – 0.52%
Turkey Government Bond
8.00% 3/12/25	TRY	3,138,000	782,744

			782,744

Total Sovereign Bonds (cost $3,931,940)			3,986,580

Supranational Banks – 0.26%
International Bank for Reconstruction & Development
3.50% 1/22/21	NZD	180,000	125,714
International Finance 6.30% 11/25/24	INR	16,410,000	255,707

Total Supranational Banks (cost $380,675)			381,421

US Treasury Obligations – 1.65%

US Treasury Bond
2.875% 11/15/46		870,000	855,115
US Treasury Inflation Indexed Bond
0.125% 4/15/21		467,663	472,207
US Treasury Notes
1.875% 1/31/22		10,000	10,033
1.875% 2/28/22		120,000	120,431
2.25% 2/15/27		1,015,000	1,012,126

Total US Treasury Obligations (cost $2,464,053)			2,469,912

	Number of	Value
	shares	(US $)

Convertible Preferred Stock – 0.01%

Bank of America 7.25%
exercise price $50.00, expiration date 12/31/49	1	$1,213
Wells Fargo & Co. 7.50% exercise price $156.71, expiration date 12/31/49	7	8,890

Total Convertible Preferred Stock (cost $10,171)		10,103

Preferred Stock – 0.39%
Bank of America 6.50% ●	185,000	205,813
General Electric 5.00% ●	308,000	325,248
Integrys Holdings 6.00% ●	1,950	53,162

Total Preferred Stock (cost $559,974)		584,223

	Principal
	amount°

Short-Term Investments – 2.96%

Repurchase Agreements – 2.96%
Bank of America Merrill Lynch
0.72%, dated 4/28/17, to be repurchased on 5/1/17, repurchase price
$1,093,048 (collateralized by US government obligations
3.75% 11/15/43; market value $1,114,842)	1,092,982	1,092,982
Bank of Montreal
0.68%, dated 4/28/17, to be repurchased on 5/1/17, repurchase price
$1,821,740 (collateralized by US government obligations 0.00%–3.75%
10/31/17–5/15/45; market value $1,858,070)	1,821,637	1,821,637

(continues)                                              31

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal	Value
	amount°	(US $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas
0.80%, dated 4/28/17, to be repurchased on 5/1/17, repurchase price
$1,512,482 (collateralized by US government obligations
0.00%–1.875%
8/15/17–2/15/45; market value $1,542,629)	1,512,381	$1,512,381

		4,427,000

Total Short-Term Investments (cost $4,427,000)		4,427,000

Total Value of Securities Before Options Written – 101.63% (cost $150,880,550)		$151,811,058

	Number of	Value
	contracts	(US $)

Options Written – (0.04%)
Futures Call Option – (0.04%)
US Treasury 10 yr notes strike price $125, expiration date
5/26/17 (JPM)	(59)	(60,844)

Total Options Written (premium received $42,703)		$(60,844)

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2017, the aggregate value of Rule 144A securities was $36,112,964, which represents 24.18% of the Portfolio’s net assets. See Note 9 in “Notes to financial statements.”

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

«

Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more USbanks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at April 30, 2017.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
●	Variable rate security. Each rate shown is as of April 30, 2017. Interest rates reset periodically.
f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2017.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at April 30, 2017:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	COP	420,441,190	USD	(144,774)	5/12/17	$(2,227)
BAML	NZD	193,939	USD	(133,131)	5/12/17	(19)
BNP	NOK	1,161,689	USD	(136,539)	5/12/17	(1,214)
CITI	TRY	(315,534)	USD	86,174	5/12/17	(2,298)
HSBC	GBP	158,616	USD	(203,999)	5/12/17	1,524
HSBC	MXN	(1,398,346)	USD	72,698	5/2/17	(1,528)
TD	AUD	313,140	USD	(238,742)	5/12/17	(4,322)
TD	BRL	523,194	USD	(167,064)	5/12/17	(2,853)
TD	JPY	(83,467,195)	USD	749,682	5/12/17	534
UBS	BRL	817,764	USD	(257,460)	5/12/17	(795)

						$(13,198)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(20)	Euro-Bond	$(3,505,480)	$(3,524,539)	6/9/17	$(19,059)
77	US Treasury 10 yr Notes	9,667,676	9,680,344	6/22/17	12,668

		$6,162,196			$(6,391)

Swap Contracts

Credit Default Swap (CDS) Contracts2

					Upfront
					Payments	Unrealized
		Notional	Annual Protection	Termination	Paid	Appreciation
Counterparty	Swap Referenced Obligation	Value[3]	Payments	Date	(Received)	(Depreciation)[4]

	Protection Sold:
MSC	CMBX.NA.BBB.6[5]	175,000	3.00%	5/11/63	$(20,829)	$1,285
MSC	CMBX.NA.BBB[5]	85,000	3.00%	5/11/63	(9,111)	(2)

						$1,283

Interest Rate Swap Contracts6

Counterparty & Swap Referenced Obligation	Notional Value[3]	Fixed Interest Rate Received (Paid)	Variable Interest Rate Received (Paid)	Termination Date	Unrealized Appreciation (Depreciation)[4]
CME - BAML-30 yr	260,000	(2.767%)	1.172%	12/21/46	$(11,845)
LCH - BAML-30 yr	70,000	(2.596%)	1.172%	1/23/47	(1,209)
LCH - BAML-30 yr	70,000	(2.623%)	1.172%	1/24/47	(1,620)
LCH - BAML-30 yr	70,000	(2.661%)	1.172%	1/27/47	(2,207)
LCH - BAML-30 yr	110,000	(2.687%)	1.172%	1/30/47	(4,082)
LCH - BAML-30 yr	95,000	(2.480%)	1.172%	1/11/47	797
LCH - BAML-30 yr	125,000	(2.716%)	1.172%	12/22/46	(5,434)

					$(25,600)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional value shown is stated in US Dollars unless noted that the swap is denominated in another currency.

(continues)                                             33

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of ($5,620).

5Markit’s CMBX Index or the CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to D (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

6An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:

ARM – Adjustable Rate Mortgage

ARS – Argentine Peso

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BNP – Banque Paribas

BRL – Brazilian Real

CDO – Collateralized Debt Obligation

CDS – Credit Default Swap

CITI – Citigroup Global Markets

CLO – Collateralized Loan Obligation

CME – Chicago Mercantile Exchange Inc.

COP – Colombian Peso

DB – Deutsche Bank

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

GS – Goldman Sachs

HSBC – Hong Kong Shanghai Bank

IDR – Indonesian Rupiah

INR – Indian Rupee

JPM – JPMorgan

JPY – Japanese Yen

LB – Lehman Brothers

LCH – London Clearing House

MSC – Morgan Stanley Capital

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

RBS – Royal Bank of Scotland

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBA – To be announced

TD – Toronto Dominion Bank

TRY – Turkish Lira

USD – US Dollar

WF – Wells Fargo

yr – Year

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

April 30, 2017 (Unaudited)

	Principal amount°	Value (US $)

Corporate Bonds – 89.27%

Automotive – 0.39%
American Tire Distributors
144A 10.25% 3/1/22 #	475,000	$489,844

		489,844

Banking – 3.75%
Ally Financial
5.75% 11/20/25	760,000	780,900
Credit Suisse Group 144A
6.25% 12/29/49 #●	655,000	684,449
Lloyds Banking Group
7.50% 4/30/49 ●	630,000	680,400
Popular 7.00% 7/1/19	758,000	792,110
Royal Bank of Scotland Group
8.625% 12/29/49 ●	965,000	1,044,130
UBS Group
6.875% 12/29/49 ●	650,000	686,939

		4,668,928

Basic Industry – 13.12%
BMC East 144A
5.50% 10/1/24 #	330,000	344,437
Boise Cascade 144A
5.625% 9/1/24 #	555,000	573,037
Builders FirstSource
144A 5.625% 9/1/24 #	270,000	281,137
144A 10.75% 8/15/23 #	500,000	586,250
Cemex 144A
7.75% 4/16/26 #	645,000	736,913
Cemex Finance 144A
6.00% 4/1/24 #	545,000	577,700
Cliffs Natural Resources
144A 5.75% 3/1/25 #	550,000	534,875
Freeport-McMoRan 144A
6.875% 2/15/23 #	915,000	967,613
Hexion 144A
10.375% 2/1/22 #	300,000	309,000
Hudbay Minerals
144A 7.25% 1/15/23 #	60,000	64,125
144A 7.625% 1/15/25 #	450,000	484,313
James Hardie International
Finance 144A
5.875% 2/15/23 #	765,000	805,163
Joseph T Ryerson & Son
144A 11.00% 5/15/22 #	210,000	237,564
Koppers 144A
6.00% 2/15/25 #	565,000	593,250
Kraton Polymers
144A 7.00% 4/15/25 #	485,000	511,675
144A 10.50% 4/15/23 #	505,000	584,537
Lennar 4.75% 5/30/25	265,000	270,631

	Principal	Value
	amount°	(US $)

Corporate Bonds (continued)

Basic Industry (continued)
M/I Homes 6.75% 1/15/21	525,000	$552,563
NCI Building Systems 144A
8.25% 1/15/23 #	445,000	487,275
New Gold
144A 6.25% 11/15/22 #	257,000	263,425
144A 7.00% 4/15/20 #	170,000	172,550
NOVA Chemicals 144A
5.00% 5/1/25 #	370,000	379,713
Novelis 144A
6.25% 8/15/24 #	690,000	731,400
Olin 5.125% 9/15/27	555,000	579,281
PQ 144A 6.75% 11/15/22 #	525,000	570,932
Steel Dynamics 144A
5.00% 12/15/26 #	800,000	820,000
Summit Materials
6.125% 7/15/23	730,000	768,325
8.50% 4/15/22	170,000	191,675
US Concrete 6.375% 6/1/24	660,000	693,000
Vale Overseas
6.25% 8/10/26	765,000	837,905
Zekelman Industries 144A
9.875% 6/15/23 #	745,000	843,713

		16,353,977

Capital Goods – 4.17%
Ardagh Packaging Finance
144A 6.00% 2/15/25 #	995,000	1,031,069
BWAY Holding
144A 5.50% 4/15/24 #	625,000	633,594
144A 7.25% 4/15/25 #	500,000	500,625
Flex Acquisition 144A
6.875% 1/15/25 #	600,000	619,125
Gardner Denver 144A
6.875% 8/15/21 #	1,064,000	1,109,220
StandardAero Aviation
Holdings 144A
10.00% 7/15/23 #	255,000	279,863
TransDigm 6.375% 6/15/26	1,015,000	1,025,150

		5,198,646

Consumer Cyclical – 6.08%
AMC Entertainment Holdings
144A 6.125% 5/15/27 #	805,000	824,119
Boyd Gaming
6.375% 4/1/26	1,150,000	1,242,000
JC Penney 8.125% 10/1/19	645,000	706,275
Landry’s 144A
6.75% 10/15/24 #	370,000	388,500
Live Nation Entertainment
144A 4.875% 11/1/24 #	522,000	527,220

(continues)                                              35

Schedules of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

	Principal	Value
	amount°	(US $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
MGM Resorts International
4.625% 9/1/26	595,000	$596,487
Mohegan Tribal Gaming Authority 144A
7.875% 10/15/24 #	800,000	822,000
Penn National Gaming 144A
5.625% 1/15/27 #	535,000	540,350
Penske Automotive Group
5.50% 5/15/26	775,000	773,063
Scientific Games International
10.00% 12/1/22	1,065,000	1,157,655

		7,577,669

Consumer Non-Cyclical – 3.82%
Albertsons
144A 5.75% 3/15/25 #	180,000	175,500
144A 6.625% 6/15/24 #	515,000	527,875
Cott Holdings 144A
5.50% 4/1/25 #	675,000	688,500
Dean Foods 144A
6.50% 3/15/23 #	385,000	407,137
JBS USA 144A
5.75% 6/15/25 #	570,000	591,375
Kronos Acquisition Holdings
144A 9.00% 8/15/23 #	605,000	615,587
Nature’s Bounty 144A
7.625% 5/15/21 #	560,000	596,400
Post Holdings
144A 5.00% 8/15/26 #	285,000	284,287
144A 5.75% 3/1/27 #	272,000	283,220
Revlon Consumer Products
6.25% 8/1/24	610,000	594,750

		4,764,631

Energy – 13.02%
Alta Mesa Holdings 144A
7.875% 12/15/24 #	530,000	559,150
AmeriGas Partners
5.875% 8/20/26	620,000	632,400
Antero Resources
5.625% 6/1/23	371,000	383,521
Cheniere Corpus Christi
Holdings
144A 5.875% 3/31/25 #	260,000	277,875
144A 7.00% 6/30/24 #	375,000	420,893
Chesapeake Energy
144A 8.00% 12/15/22 #	325,000	343,687
144A 8.00% 1/15/25 #	210,000	208,425

	Principal	Value
	amount°	(US $)

Corporate Bonds (continued)

Energy (continued)
Crestwood Midstream Partners 144A
5.75% 4/1/25 #	375,000	$390,000
Energy Transfer Equity
5.50% 6/1/27	330,000	356,400
Genesis Energy
5.625% 6/15/24	120,000	118,500
5.75% 2/15/21	175,000	177,844
6.00% 5/15/23	215,000	216,075
6.75% 8/1/22	330,000	341,137
Gulfport Energy
6.625% 5/1/23	710,000	722,425
Halcon Resources 144A
6.75% 2/15/25 #	360,000	347,400
Hilcorp Energy I
144A 5.00% 12/1/24 #	265,000	249,763
144A 5.75% 10/1/25 #	254,000	247,650
Holly Energy Partners 144A
6.00% 8/1/24 #	290,000	308,125
Laredo Petroleum
6.25% 3/15/23	580,000	588,700
Murphy Oil 6.875% 8/15/24	980,000	1,046,150
Murphy Oil USA
5.625% 5/1/27	625,000	642,187
Newfield Exploration
5.375% 1/1/26	375,000	395,156
NuStar Logistics
5.625% 4/28/27	610,000	630,039
6.75% 2/1/21	315,000	342,956
Oasis Petroleum
6.875% 3/15/22	305,000	310,337
Precision Drilling
6.50% 12/15/21	375,000	381,563
6.625% 11/15/20	298,955	304,979
QEP Resources
6.875% 3/1/21	955,000	1,012,300
Sabine Pass Liquefaction
144A 5.00% 3/15/27 #	255,000	269,648
Southwestern Energy
4.10% 3/15/22	340,000	319,600
6.70% 1/23/25	615,000	615,000
Summit Midstream Holdings
5.75% 4/15/25	365,000	371,387
Targa Resources Partners
144A 5.375% 2/1/27 #	975,000	1,023,750
Tesoro Logistics
5.25% 1/15/25	320,000	340,800
Transocean 144A
9.00% 7/15/23 #	490,000	524,913

	Principal	Value
	amount°	(US $)

Corporate Bonds (continued)

Energy (continued)
Transocean Proteus 144A
6.25% 12/1/24 #	255,000	$261,375
WildHorse Resource
Development 144A
6.875% 2/1/25 #	565,000	543,813

		16,225,923

Financial Services – 2.25%
AerCap Global Aviation Trust
144A 6.50% 6/15/45 #●	705,000	743,775
ASP AMC Merger Sub 144A
8.00% 5/15/25 #	340,000	337,875
E*TRADE Financial
5.875% 12/29/49 ●	1,135,000	1,183,237
Park Aerospace Holdings
144A 5.50% 2/15/24 #	510,000	540,600

		2,805,487

Healthcare – 7.21%
Air Medical Group Holdings
144A 6.375% 5/15/23 #	810,000	793,800
Change Healthcare Holdings
144A 5.75% 3/1/25 #	575,000	592,250
CHS 6.25% 3/31/23	240,000	245,100
DaVita
5.00% 5/1/25	595,000	600,950
5.125% 7/15/24	215,000	221,451
HCA
5.375% 2/1/25	1,020,000	1,064,625
5.875% 2/15/26	350,000	372,750
7.58% 9/15/25	230,000	259,325
HealthSouth
5.75% 11/1/24	770,000	788,287
5.75% 9/15/25	320,000	325,200
Hill-Rom Holdings
144A 5.00% 2/15/25 #	210,000	213,150
144A 5.75% 9/1/23 #	330,000	346,500
IASIS Healthcare
8.375% 5/15/19	260,000	254,800
inVentiv Group Holdings
144A 7.50% 10/1/24 #	300,000	311,250
Mallinckrodt International
Finance
144A 5.50% 4/15/25 #	170,000	155,550
144A 5.625% 10/15/23 #	235,000	225,600
MPH Acquisition Holdings
144A 7.125% 6/1/24 #	970,000	1,045,175
Tenet Healthcare
8.00% 8/1/20	845,000	864,291

	Principal	Value
	amount°	(US $)

Corporate Bonds (continued)

Healthcare (continued)
Tenet Healthcare
8.125% 4/1/22	300,000	$306,000

		8,986,054

Insurance – 1.94%
HUB International 144A
7.875% 10/1/21 #	845,000	887,377
USI 144A 7.75% 1/15/21 #	565,000	576,639
USIS Merger Sub 144A
6.875% 5/1/25 #	935,000	953,700

		2,417,716

Media – 10.00%
Altice Luxembourg 144A
7.75% 5/15/22 #	1,040,000	1,107,600
CCO Holdings
144A 5.50% 5/1/26 #	55,000	57,853
144A 5.75% 2/15/26 #	565,000	601,544
144A 5.875% 5/1/27 #	640,000	682,400
Cequel Communications
Holdings I 144A
7.75% 7/15/25 #	360,000	403,200
CSC Holdings 144A
10.875% 10/15/25 #	1,120,000	1,348,200
DISH DBS 7.75% 7/1/26	507,000	595,091
Gray Television 144A
5.875% 7/15/26 #	935,000	970,063
Lamar Media 5.75% 2/1/26	480,000	524,400
Nexstar Broadcasting 144A
5.625% 8/1/24 #	775,000	796,313
SFR Group 144A
7.375% 5/1/26 #	1,010,000	1,066,813
Sinclair Television Group
144A 5.125% 2/15/27 #	585,000	583,537
Sirius XM Radio 144A
5.375% 4/15/25 #	500,000	514,375
Tribune Media
5.875% 7/15/22	550,000	580,536
Virgin Media Secured Finance
144A 5.25% 1/15/26 #	835,000	848,569
VTR Finance 144A
6.875% 1/15/24 #	1,245,000	1,325,925
WideOpenWest Finance
10.25% 7/15/19	432,000	450,900

		12,457,319

Services – 7.42%
Advanced Disposal Services
144A 5.625% 11/15/24 #	570,000	587,813

(continues)                                              37

Schedules of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

	Principal	Value
	amount°	(US $)

Corporate Bonds (continued)

Services (continued)
Avis Budget Car Rental 144A
6.375% 4/1/24 #	445,000	$446,669
Cardtronics 144A
5.50% 5/1/25 #	530,000	543,250
Covanta Holding
5.875% 7/1/25	1,180,000	1,180,000
ESH Hospitality 144A
5.25% 5/1/25 #	780,000	791,700
GEO Group
5.875% 10/15/24	280,000	287,700
6.00% 4/15/26	375,000	387,187
GW Honos Security 144A
8.75% 5/15/25 #	470,000	478,813
Herc Rentals
144A 7.50% 6/1/22 #	114,000	124,545
144A 7.75% 6/1/24 #	632,000	692,830
Iron Mountain US Holdings
144A 5.375% 6/1/26 #	700,000	715,750
NES Rentals Holdings 144A
7.875% 5/1/18 #	585,000	586,463
Prime Security Services
Borrower 144A
9.25% 5/15/23 #	1,315,000	1,439,925
Team Health Holdings 144A
6.375% 2/1/25 #	410,000	401,287
United Rentals North America
5.50% 5/15/27	572,000	589,875

		9,253,807

Technology & Electronics – 3.73%
CDK Global 5.00% 10/15/24	520,000	533,000
CDW 5.00% 9/1/25	275,000	283,250
CommScope Technologies
144A 5.00% 3/15/27 #	555,000	561,244
144A 6.00% 6/15/25 #	330,000	353,513
Entegris 144A
6.00% 4/1/22 #	605,000	632,981
Genesys Telecommunications
Laboratories 144A
10.00% 11/30/24 #	135,000	149,867
Infor US 6.50% 5/15/22	470,000	491,150
Sensata Technologies UK
Financing 144A
6.25% 2/15/26 #	780,000	848,250
Solera 144A
10.50% 3/1/24 #	445,000	510,081
Symantec 144A
5.00% 4/15/25 #	275,000	284,969

		4,648,305

	Principal	Value
	amount°	(US $)

Corporate Bonds (continued)

Telecommunications – 8.43%
CenturyLink
6.75% 12/1/23	715,000	$768,625
7.50% 4/1/24	130,000	141,537
Cincinnati Bell 144A
7.00% 7/15/24 #	935,000	992,035
Columbus Cable Barbados
144A 7.375% 3/30/21 #	495,000	534,600
CyrusOne 144A
5.375% 3/15/27 #	545,000	562,713
Level 3 Financing
5.375% 5/1/25	490,000	512,050
Radiate Holdco 144A
6.625% 2/15/25 #	540,000	540,000
Sprint
7.125% 6/15/24	1,075,000	1,171,750
7.875% 9/15/23	200,000	225,000
Sprint Communications
7.00% 8/15/20	395,000	429,069
Telecom Italia 144A
5.303% 5/30/24 #	525,000	545,344
T-Mobile USA
6.00% 3/1/23	295,000	314,821
6.00% 4/15/24	105,000	114,030
6.375% 3/1/25	360,000	394,315
6.50% 1/15/26	287,000	318,929
Uniti Group / CSL Capital
144A 7.125% 12/15/24 #	805,000	825,125
Uniti Group / Uniti Fiber
Holdings 144A
7.125% 12/15/24 #	115,000	117,875
Wind Acquisition Finance
144A 7.375% 4/23/21 #	910,000	948,675
Zayo Group
144A 5.75% 1/15/27 #	235,000	249,981
6.375% 5/15/25	740,000	802,900

		10,509,374

Transportation – 0.56%
XPO Logistics
144A 6.125% 9/1/23 #	455,000	479,456
144A 6.50% 6/15/22 #	205,000	217,813

		697,269

	Principal	Value
	amount°	(US $)

Corporate Bonds (continued)

Utilities – 3.38%
AES
5.50% 4/15/25	485,000	$499,550
6.00% 5/15/26	30,000	31,763
Calpine
5.50% 2/1/24	525,000	508,594
5.75% 1/15/25	720,000	700,200
Dynegy
6.75% 11/1/19	305,000	311,100
7.375% 11/1/22	350,000	336,875
144A 8.00% 1/15/25 #	515,000	473,800
Emera 6.75% 6/15/76 ●	565,000	625,031
Enel 144A
8.75% 9/24/73 #●	620,000	726,950

		4,213,863

Total Corporate Bonds (cost $107,702,128)		111,268,812

Loan Agreements – 4.64%«

Accudyne Industries Borrower 1st Lien 4.147% 12/13/19	626,934	625,105
Applied Systems 2nd Lien 7.647% 1/23/22	1,002,465	1,012,071
BJ’s Wholesale Club 2nd Lien 8.50% 1/27/25	462,000	463,733
Blue Ribbon 1st Lien 5.00%
11/13/21	436,790	408,944
CH Hold 2nd Lien 8.25%
2/1/25	295,000	301,084
Colorado Buyer 2nd Lien
8.25% 3/15/25	335,000	336,675
Kronos 2nd Lien 9.42%
11/1/24	645,000	672,076
Moran Foods Tranche B 1st Lien 7.00% 12/5/23	185,175	184,982
Optiv Security 2nd Lien
8.25% 2/1/25	590,000	597,866
Russell Investments US Institutional Holdco Tranche B 1st Lien 6.75%
6/1/23	654,058	660,598
Summit Midstream Partners Holdings Tranche B 1st Lien
7.022% 5/21/22	335,000	342,119

	Principal	Value
	amount°	(US $)

Loan Agreements« (continued)

VC GB Holdings 2nd Lien 9.00% 2/23/25	180,000	$178,200

Total Loan Agreements (cost $5,569,776)		5,783,453

	Number of
	shares

Common Stock – 0.00%

Century Communications =†	60,000	0

Total Common Stock (cost $1,816)		0

Preferred Stock – 0.84%

Bank of America 6.50% ●	785,000	$873,313
GMAC Capital Trust I
6.824% ●	7,000	178,220

Total Preferred Stock (cost $988,711)		1,051,533

	Principal
	amount°

Short-Term Investments – 4.10%

Repurchase Agreements – 4.10%
Bank of America Merrill Lynch 0.72%, dated 4/28/17, to be repurchased on 5/1/17, repurchase price $1,260,696 (collateralized by US government obligations 3.75% 11/15/43; market value $1,285,833)	1,260,620	1,260,620
Bank of Montreal 0.68%, dated 4/28/17, to be repurchased on 5/1/17, repurchase price $2,101,153 (collateralized by US government obligations 0.00%–3.75% 10/31/17–5/15/45; market value $2,143,055)	2,101,034	2,101,034

(continues)                                              39

Schedules of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

	Principal	Value
	amount°	(US $)

Short-Term Investments (continued)

Repurchase Agreements (continued) BNP Paribas
0.80%, dated 4/28/17, to be repurchased on 5/1/17, repurchase price $1,744,462 (collateralized by US government obligations 0.00%–1.875% 8/15/17–2/15/45; market value $1,779,233)	1,744,346	$1,744,346

		5,106,000

Total Short-Term Investments (cost $5,106,000)		5,106,000

Total Value of Securities – 98.85% (cost $119,368,431)		$123,209,798

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2017, the aggregate value of Rule 144A securities was $66,450,873, which represents 53.31% of the Portfolio’s net assets. See Note 9 in “Notes to financial statements.”

=

Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2017, the aggregate value of fair valued securities was $0, which represents 0.00% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”

«

Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more US banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at April 30, 2017.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.
●	Variable rate security. Each rate shown is as of April 30, 2017. Interest rates reset periodically.

See accompanying notes, which are an integral part of the financial statements.

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio

April 30, 2017 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 96.34%Δ

Brazil – 4.99%
Ambev ADR	226,000	$1,294,980
CCR	524,505	2,914,972
Cielo	377,882	2,869,194

		7,079,146

Chile – 0.47%
Banco Santander Chile ADR	28,070	663,294

		663,294

China/Hong Kong – 16.82%
Beijing Enterprises Holdings	248,499	1,214,006
Belle International Holdings =	3,364,515	2,279,532
China BlueChemical	2,283,000	654,521
China Construction Bank	5,224,000	4,244,561
China Mobile	346,500	3,695,151
China Resources Power Holdings	1,366,038	2,462,200
CSPC Pharmaceutical Group	646,000	896,951
Golden Eagle Retail Group	630,000	958,969
Jiangsu Expressway	1,006,000	1,484,747
Sands China	348,800	1,582,937
WH Group 144A #	4,922,000	4,397,835

		23,871,410

India – 13.86%
Axis Bank	44,473	352,334
Bajaj Auto	70,730	3,148,931
Cairn India =	591,062	2,605,248
HCL Technologies	205,397	2,599,311
Housing Development Finance	80,338	1,919,657
Indiabulls Housing Finance	174,581	2,759,834
Infosys	71,808	1,025,773
Infosys ADR	18,000	262,080
Larsen & Toubro	52,830	1,436,996
Power Grid Corp of India	236,414	764,404
Reliance Industries †	128,548	2,787,971

		19,662,539

Indonesia – 2.03%
Bank Mandiri Persero	1,146,100	1,006,030
Bank Rakyat Indonesia Persero	1,937,000	1,874,657

		2,880,687

	Number of shares	Value (US $)

Common StockΔ (continued)

Kazakhstan – 0.42%
KazMunaiGas Exploration Production GDR †	61,570	$597,229

		597,229

Malaysia – 4.95%
AMMB Holdings	1,370,100	1,729,589
Genting Malaysia	1,399,300	1,892,166
Malayan Banking	929,220	2,050,663
Tenaga Nasional	418,800	1,344,868

		7,017,286

Mexico – 5.11%
Fibra Uno Administracion	2,179,300	3,798,241
Gentera	708,100	1,190,495
Grupo Financiero Santander Mexico Class B ADR	108,514	988,563
Wal-Mart de Mexico	567,400	1,277,952

		7,255,251

Peru – 1.24%
Credicorp	11,434	1,756,948

		1,756,948

Philippines – 1.68%
PLDT ADR	67,200	2,386,272

		2,386,272

Qatar – 2.15%
Qatar Electricity & Water	28,760	1,642,842
Qatar National Bank	35,801	1,413,831

		3,056,673

Republic of Korea – 12.59%
Hyundai Mobis	13,725	2,677,696
Kangwon Land	45,444	1,443,713
Korea Electric Power	36,230	1,443,915
Samsung Electronics	2,722	5,336,834
Shinhan Financial Group Co.	79,333	3,315,128
SK Telecom	17,344	3,650,486

		17,867,772

Romania – 0.38%
Societatea Nationala de Gaze Naturale ROMGAZ GDR	73,612	544,729

		544,729

Russia – 3.58%
Gazprom ADR	767,122	3,643,829
LUKOIL ADR	28,914	1,436,014

		5,079,843

(continues)                                              41

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio

	Number of shares	Value (US $)

Common StockΔ (continued)

South Africa – 5.21%
Bidvest Group	47,910	$571,855
Growthpoint Properties	603,779	1,157,521
MTN Group	184,876	1,750,019
Redefine Properties	757,986	623,915
Sasol	3,381	103,729
Woolworths Holdings	588,380	3,192,034

		7,399,073

Taiwan – 12.64%
Asustek Computer	196,000	1,926,154
CTBC Financial Holding	2,378,046	1,485,737
MediaTek	324,000	2,330,317
Mega Financial Holding	2,317,245	1,862,490
Novatek Microelectronics	351,000	1,349,508
Quanta Computer	488,000	1,010,904
Taiwan Mobile	473,000	1,748,020
Taiwan Semiconductor Manufacturing	743,588	4,793,605
Teco Electric & Machinery	1,443,000	1,430,039

		17,936,774

Thailand – 2.51%
Kasikornbank NVDR	387,900	2,074,631
Thai Union Group Foreign	2,414,800	1,486,997

		3,561,628

Turkey – 3.91%
Eregli Demir ve Celik Fabrikalari TAS	258,974	474,646
Tupras Turkiye Petrol Rafinerileri	28,467	717,295
Turk Telekomunikasyon	732,201	1,315,177
Turkiye Garanti Bankasi	557,598	1,505,473
Turkiye Halk Bankasi	461,577	1,530,815

		5,543,406

United Arab Emirates – 1.80%
First Abu Dhabi Bank	850,360	2,546,681

		2,546,681

Total Common Stock (cost $135,959,198)		136,706,641

	Number of shares	Value (US $)

Preferred Stock – 2.49%Δ

Brazil – 1.93%
Suzano Papel e Celulose Class A 2.70%	653,300	$2,743,652

		2,743,652

Republic of Korea – 0.56%
Hyundai Motor 6.05%	9,017	786,878

		786,878

Total Preferred Stock (cost $2,980,642)		3,530,530

	Principal amount°

Short-Term Investments – 0.89%

Discount Notes – 0.49%≠
Federal Home Loan Bank
0.509% 5/26/17	207,247	207,142
0.688% 5/19/17	491,065	490,886

		698,028

Repurchase Agreements – 0.40%
Bank of America Merrill Lynch 0.72%, dated 4/28/17, to be repurchased on 5/1/17, repurchase price $138,761 (collateralized by US government obligations 3.75% 11/15/43; market value $141,527)	138,752	138,752
Bank of Montreal 0.68%, dated 4/28/17, to be repurchased on 5/1/17, repurchase price $231,267 (collateralized by US government obligations 0.00%–3.75% 10/31/17–5/15/45; market value $235,879)	231,254	231,254

	Principal amount°	Value (US $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 0.80%, dated 4/28/17, to be repurchased on 5/1/17, repurchase price $192,007 (collateralized by US government obligations 0.00%–1.875% 8/15/17–2/15/45; market value $195,834)	191,994	$191,994

		562,000

Total Short-Term Investments (cost $1,260,045)		1,260,028

Total Value of Securities – 99.72% (cost $140,199,885)		$141,497,199

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2017, the aggregate value of Rule 144A securities was $4,397,835, which represents 3.10% of the Portfolio’s net assets. See Note 9 in “Notes to financial statements.”

=

Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2017, the aggregate value of fair valued securities was $4,884,780, which represents 3.44% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 8 in “Security type / country and sector allocations.”
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at April 30, 2017:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	HKD	(783,979)	USD	100,749	5/2/17	$(49)
BNYM	HKD	(776,702)	USD	99,853	5/4/17	(14)
NT	TRY	824,283	USD	(232,565)	5/2/17	(765)

						$(828)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – BNY Mellon

GDR – Global Depositary Receipt

HKD – Hong Kong Dollar

NT – Northern Trust

NVDR – Non-Voting Depositary Receipt

TRY – Turkish Lira

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

(continues)                                              43

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II

April 30, 2017 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 99.28%Δ

Argentina – 1.21%
Cresud ADR †	12,255	$257,600
IRSA Inversiones y Representaciones ADR †	9,200	232,024

		489,624

Bahrain – 0.02%
Aluminum Bahrain GDR 144A #	1,800	9,979

		9,979

Brazil – 15.44%
B2W Cia Digital †	172,824	728,528
B2W Cia Digital NVDR †	55,511	229,631
Banco Bradesco ADR	41,731	440,262
Banco Santander Brasil ADR	17,000	145,690
Braskem ADR	12,800	275,968
BRF ADR	26,500	329,660
Centrais Eletricas Brasileiras ADR †	21,300	117,789
Cia Brasileira de Distribuicao ADR	26,500	597,575
Cia Hering	51,400	357,560
Cyrela Brazil Realty	15,780	65,426
Gerdau	11,700	35,424
Gerdau ADR	13,000	39,650
Hypermarcas	25,100	237,315
Itau Unibanco Holding ADR	57,005	701,161
JBS	31,100	100,432
Petroleo Brasileiro ADR †	53,200	479,332
Santos Brasil Participacoes †	29,500	21,283
Telefonica Brasil ADR	32,155	475,572
TIM Participacoes ADR	48,400	779,724
Vale ADR	13,300	114,114

		6,272,096

Canada – 0.75%
Potash Corp of Saskatchewan	18,000	303,840

		303,840

Chile – 0.53%
Sociedad Quimica y Minera de Chile ADR	6,000	213,300

		213,300

China/Hong Kong – 22.72%
Alibaba Group Holding ADR †	12,000	1,386,000
Baidu ADR †	6,550	1,180,507
China Mengniu Dairy	148,000	286,549

	Number of shares	Value (US $)

Common StockΔ (continued)

China/Hong Kong (continued)
China Mobile	24,500	$261,273
China Mobile ADR	7,200	383,904
China Petroleum & Chemical	94,000	76,134
China Petroleum & Chemical ADR	3,770	306,765
Ctrip.com International ADR †	10,400	525,304
SINA †	18,700	1,436,347
Sohu.com †	20,300	787,640
Tencent Holdings	51,800	1,620,925
Tianjin Development Holdings	190,000	119,447
Tingyi Cayman Islands Holding	224,000	287,691
Uni-President China Holdings	492,000	345,359
Weibo ADR †	3,800	212,268
ZTO Express Cayman ADR †	885	12,328

		9,228,441

Colombia – 0.55%
Cemex Latam Holdings †	61,058	222,897

		222,897

India – 10.36%
ICICI Bank ADR	70,000	599,900
Reliance Communications †	90,082	48,171
Reliance Industries †	30,356	658,366
Reliance Industries GDR 144A #†	55,000	2,378,750
Tata Chemicals	33,278	339,764
UltraTech Cement	2,784	183,881

		4,208,832

Indonesia – 1.68%
Astra International	709,200	476,205
Global Mediacom	2,369,600	95,111
Tambang Batubara Bukit Asam Persero	118,500	112,686
United Tractors	13	26

		684,028

Malaysia – 0.25%
UEM Sunrise	356,100	101,719

		101,719

Mexico – 7.65%
America Movil Class L ADR	12,230	188,220
Cemex ADR †	39,891	367,795
Coca-Cola Femsa ADR	11,700	850,707

	Number of shares	Value (US $)

Common StockΔ (continued)

Mexico (continued)
Fomento Economico Mexicano ADR	4,800	$432,192
Grupo Financiero Banorte	24,300	140,235
Grupo Financiero Santander Mexico Class B ADR	37,700	343,447
Grupo Televisa ADR	26,600	646,380
Wal-Mart de Mexico	61,629	138,807

		3,107,783

Netherlands – 1.05%
VEON ADR	32,141	132,742
Yandex Class A †	10,800	294,408

		427,150

Peru – 0.34%
Cia de Minas Buenaventura ADR	11,500	138,115

		138,115

Republic of Korea – 19.17%
Hitejinro Holdings	20,000	195,096
Hyundai Motor	1,668	211,084
KB Financial Group ADR	9,600	417,312
KCC	1,455	435,388
LG Uplus	28,207	358,196
Lotte Chilsung Beverage	369	543,820
Lotte Confectionery	2,570	463,002
NCSoft	497	157,237
Netmarble Games 144A #=†	423	59,452
Samsung Biologics †	3,000	461,376
Samsung Electronics	1,312	2,572,125
Samsung Life Insurance	4,270	410,902
SK Hynix	4,300	204,060
SK Telecom ADR	55,000	1,297,450

		7,786,500

Russia – 4.69%
Etalon Group GDR 144A #=	4,800	18,480
Gazprom ADR	103,216	490,276
LUKOIL (London International Exchange) ADR	6,083	302,112
LUKOIL ADR	3,400	168,470
Mail.Ru Group GDR †	956	25,191
Mobile TeleSystems ADR	19,400	200,208
Rosneft Oil GDR	52,800	292,248
Sberbank of Russia =	141,095	409,440

		1,906,425

	Number of shares	Value (US $)

Common StockΔ (continued)

South Africa – 0.48%
Vodacom Group	17,262	$195,318

		195,318

Taiwan – 6.66%
Hon Hai Precision Industry	180,206	590,115
MediaTek	98,000	704,849
Taiwan Semiconductor Manufacturing	95,000	612,426
Taiwan Semiconductor Manufacturing ADR	24,200	800,294

		2,707,684

Thailand – 1.23%
Bangkok Bank	37,099	192,520
PTT Foreign	27,160	305,442

		497,962

Turkey – 2.51%
Akbank	231,744	620,472
Anadolu Efes Biracilik Ve Malt Sanayii	29,112	164,085
Turkcell Iletisim Hizmetleri ADR †	20,600	180,250
Turkiye Sise ve Cam Fabrikalari	44,622	56,029

		1,020,836

United States – 1.99%
Yahoo †	16,800	809,928

		809,928

Total Common Stock (cost $36,474,912)		40,332,457

Exchange-Traded Fund – 0.49%Δ

United States – 0.49% iShares MSCI Turkey	5,000	198,850

Total Exchange-Traded Fund (cost $184,363)		198,850

Preferred Stock – 1.13%Δ

Republic of Korea – 1.13%
LG Electronics 1.46%	17,861	460,691

Total Preferred Stock (cost $307,186)		460,691

Total Value of Securities – 100.90% (cost $36,966,461)		$40,991,998

(continues)                                              45

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2017, the aggregate value of Rule 144A securities was $2,466,661, which represents 6.07% of the Portfolio’s net assets. See Note 9 in “Notes to financial statements.”

=

Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2017, the aggregate value of fair valued securities was $487,372, which represents 1.20% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 9 in “Security type / country and sector allocations.”
†	Non-income producing security.

Summary of abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depository Receipt

See accompanying notes, which are an integral part of the financial statements.

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio

April 30, 2017 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 98.30%Δ

Australia – 1.52%
QBE Insurance Group	744,545	$7,175,222

		7,175,222

Denmark – 1.17%
ISS	133,621	5,541,898

		5,541,898

France – 7.60%
Cie de Saint-Gobain	222,939	12,033,091
Sanofi	173,052	16,326,465
Societe Generale	139,168	7,611,620

		35,971,176

Germany – 10.18%
Allianz	61,977	11,801,018
Bayerische Motoren Werke	23,418	2,235,884
Daimler	110,794	8,255,053
SAP	127,268	12,763,943
Telefonica Deutschland Holding	2,700,547	13,090,591

		48,146,489

Italy – 4.86%
Enel	2,218,496	10,546,076
Eni	799,253	12,423,837

		22,969,913

Japan – 17.29%
Canon	350,800	11,630,920
FUJIFILM Holdings	8,500	315,219
Honda Motor	467,800	13,562,948
Hoya	97,300	4,647,008
Kirin Holdings	718,000	13,951,002
Kyushu Railway	122,400	3,837,524
Mitsubishi Electric	512,300	7,141,639
Santen Pharmaceutical	6,800	95,587
Sekisui Chemical	156,800	2,630,330
Sumitomo Electric Industries	111,700	1,820,166
Takeda Pharmaceutical	277,500	13,298,094
Tokio Marine Holdings	209,700	8,826,305

		81,756,742

Netherlands – 2.07%
Koninklijke Ahold Delhaize	435,836	9,029,862
Royal Dutch Shell Class A	28,523	739,783

		9,769,645

Singapore – 6.23%
Ascendas Real Estate Investment Trust	2,944,900	5,395,944

	Number of shares	Value (US $)

Common StockΔ (continued)

Singapore (continued)
Singapore Telecommunications	4,321,300	$11,567,593
United Overseas Bank	800,042	12,483,209

		29,446,746

Spain – 5.78%
Banco Santander	581,664	3,793,403
Iberdrola	1,762,923	12,678,164
Telefonica	984,304	10,888,215

		27,359,782

Sweden – 4.21%
Telefonaktiebolaget LM Ericsson Class B	1,106,220	7,131,424
Telia	3,140,223	12,798,714

		19,930,138

Switzerland – 12.45%
ABB	585,303	14,329,629
Nestle	108,248	8,338,904
Novartis	130,124	10,011,047
Syngenta †	30,913	14,366,001
Zurich Insurance Group	42,833	11,855,486

		58,901,067

United Kingdom – 24.94%
Amec Foster Wheeler	658,875	4,633,826
BP	2,464,540	14,124,919
G4S	2,729,971	10,787,904
GlaxoSmithKline	671,584	13,482,452
J Sainsbury	457,883	1,633,260
Kingfisher	2,621,346	11,587,706
Lloyds Banking Group	14,479,598	12,977,751
National Grid	716,005	9,273,697
Next	65,603	3,657,916
Pearson	670,200	5,546,795
Royal Dutch Shell Class B	515,856	13,713,506
Tesco †	5,105,531	12,117,743
Unilever	86,081	4,428,467

		117,965,942

Total Common Stock (cost $447,861,586)		464,934,760

Preferred Stock – 0.12%

Bayerische Motoren Werke 4.20%	6,993	574,967

Total Preferred Stock (cost $505,658)		574,967

(continues)                                              47

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio

	Principal amount°	Value (US $)

Short-Term Investments – 0.74%

Discount Notes – 0.24%≠
Federal Home Loan Bank
0.509% 5/26/17	675,088	$674,746
0.688% 5/19/17	470,518	470,347

		1,145,093

Repurchase Agreements – 0.50%
Bank of America Merrill Lynch 0.72%, dated 4/28/17, to be repurchased on 5/1/17, repurchase price $579,733 (collateralized by US government obligations 3.75% 11/15/43; market value $591,292)	579,698	579,698
Bank of Montreal 0.68%, dated 4/28/17, to be repurchased on 5/1/17, repurchase price $966,218 (collateralized by US government obligations 0.00%–3.75% 10/31/17–5/15/45; market value $985,486)	966,163	966,163
BNP Paribas 0.80%, dated 4/28/17, to be repurchased on 5/1/17, repurchase price $802,193 (collateralized by US government obligations 0.00%–1.875% 8/15/17–2/15/45; market value $818,182)	802,139	802,139

		2,348,000

Total Short-Term Investments (cost $3,493,168)		3,493,093

Total Value of Securities – 99.16% (cost $451,860,412)		$469,002,820

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 10 in “Security type / country and sector allocations.”
†	Non-income producing security.

The following foreign currency exchange contract was outstanding at April 30, 2017:1

Foreign Currency Exchange Contract

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	JPY 16,543,293	USD (148,527)	5/8/17	$(68)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of these amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

BNYM – BNY Mellon

JPY – Japanese Yen

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

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Statements of assets and liabilities

Macquarie Institutional Portfolios

April 30, 2017 (Unaudited)

	Macquarie Large Cap Value Portfolio	Macquarie Core Plus Bond Portfolio	Macquarie High Yield Bond Portfolio
Assets:
Investments, at value[1]	$200,987,190	$147,384,058	$118,103,798
Short-term investments, at value[2]	575,951	—	—
Repurchase agreements, at value[3]	1,605,000	4,427,000	5,106,000
Cash	52,327	346,162	291,340
Cash collateral due from brokers	—	92,275	—
Foreign currencies, at value[4]	—	207,594	—
Dividends and interest receivable	336,363	1,183,395	1,878,185
Swap payments receivable	—	827	—
Receivable for fund shares sold	—	—	25,700
Receivable for securities sold	—	2,410,802	1,914,429
Unrealized appreciation on credit default swap contracts	—	1,285	—
Unrealized appreciation on foreign currency exchange contracts	—	2,058	—
Unrealized appreciation on interest rate swap contracts	—	797	—
Other assets[6]	—	75,182	48,975

Total assets	203,556,831	156,131,435	127,368,427

Liabilities:
Options written, at value[5]	—	60,844	—
Payable for securities purchased	—	5,246,396	2,422,634
Payable for fund shares redeemed	—	1,000,000	20,000
Investment management fees payable to affiliates	93,638	32,989	45,590
Administration fees payable	28,555	—	27,434
Audit and tax fees payable	16,878	21,899	20,804
Other accrued expenses	16,756	66,485	16,560
Custody fees payable	7,080	—	11,327
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,277	893	762
Accounting and administration fees payable to affiliates	790	552	472
Trustees’ fees and expenses payable	552	347	303
Legal fees payable to affiliates	418	261	228
Reports and statements to shareholders expenses payable to affiliates	117	86	72
Unrealized depreciation on credit default swap contracts	—	2	—
Unrealized depreciation on foreign currency exchange contracts	—	15,256	—
Upfront payments received on credit default swap contracts	—	29,940	—
Unrealized depreciation on interest rate swap contracts	—	26,397	—
Swap payments payable	—	6,444	—
Bond Proceeds payable[6]	—	250,607	163,250
Deferred capital gains tax payable	—	123	—

Total liabilities	166,061	6,759,521	2,729,436

Total Net Assets	$203,390,770	$149,371,914	$124,638,991

	Macquarie Large Cap Value Portfolio	Macquarie Core Plus Bond Portfolio	Macquarie High Yield Bond Portfolio
Net Assets Consist of:
Paid-in capital	$177,540,875	$148,604,154	$132,593,973
Undistributed net investment income	1,329,104	1,364,941	3,719,151
Accumulated net realized gain (loss) on investments	7,364,341	(1,463,066)	(15,515,500)
Net unrealized appreciation of investments	17,156,450	930,508	3,841,367
Net unrealized appreciation of foreign currencies	—	1,393	—
Net unrealized depreciation of foreign currency exchange contracts	—	(13,198)	—
Net unrealized depreciation of future contracts	—	(4,740)	—
Net unrealized depreciation of options written	—	(18,141)	—
Net unrealized depreciation of swap contracts	—	(29,937)	—

Total Net Assets	$203,390,770	$149,371,914	$124,638,991

Net Asset Value

Portfolio Class
Net assets	$203,390,770	$149,371,914	$124,638,991
Shares of beneficial interest outstanding, unlimited authorization, no par	7,477,460	14,656,687	15,951,928
Net asset value per share	$27.20	$10.19	$7.81

[1]Investments, at cost	$183,830,730	$146,453,550	$114,262,431
[2]Short-term investments, at cost	575,961	—	—
[3]Repurchase agreements, at cost	1,605,000	4,427,000	5,106,000
[4]Foreign currencies, at cost	—	206,383	—
[5]Premium received	—	(42,703)	—
[6]See Note 12 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

(continues)                                              51

Statements of assets and liabilities

Macquarie Institutional Portfolios

	Macquarie Emerging Markets Portfolio	Macquarie Emerging Markets Portfolio II	Macquarie Labor Select International Equity Portfolio
Assets:
Investments, at value[1]	$140,237,171	$40,991,998	$465,509,727
Short-term investments, at value[2]	698,028	—	1,145,093
Repurchase agreements, at value[3]	562,000	—	2,348,000
Foreign currencies, at value[4]	350,410	70,226	507,715
Cash	—	—	723,215
Receivable for securities sold	1,001,803	214,339	86,344
Dividends and interest receivable	73,405	53,484	1,721,521
Receivable for fund shares sold	32,108	—	—
Foreign tax reclaims receivable	2,840	—	1,681,625

Total assets	142,957,765	41,330,047	473,723,240

Liabilities:
Cash overdraft	159,179	574,120	—
Payable for securities purchased	434,553	25,077	248,088
Payable for fund shares redeemed	330	—	1,742
Foreign tax reclaims payable	—	636	—
Investment management fees payable to affiliates	115,801	29,330	285,631
Custody fees payable	115,401	13,124	88,620
Audit and tax fees payable	18,770	18,770	18,770
Other accrued expenses	6,178	11,876	26,503
Dividend disbursing and transfer agent fees and expenses payable to affiliates	869	246	2,856
Accounting and administration fees payable to affiliates	537	152	1,768
Trustees’ fees and expenses payable	346	97	1,136
Legal fees payable to affiliates	261	75	859
Reports and statements to shareholders expenses payable to affiliates	81	23	271
Administration fees payable	—	4,842	56,522
Unrealized depreciation on foreign currency exchange contracts	828	—	68
Deferred capital gains tax payable	209,290	25,595	—

Total liabilities	1,062,424	703,963	732,834

Total Net Assets	$141,895,341	$40,626,084	$472,990,406

	Macquarie Emerging Markets Portfolio	Macquarie Emerging Markets Portfolio II	Macquarie Labor Select International Equity Portfolio
Net Assets Consist of:
Paid-in capital	$184,753,231	$39,635,925	$508,935,529
Undistributed (distributions in excess of) net investment income	375,872	(821,807)	4,730,804
Accumulated net realized loss on investments	(44,316,566)	(2,187,177)	(57,770,869)
Net unrealized appreciation of investments	1,297,313	4,025,537	17,142,408
Net unrealized depreciation of foreign currencies	(213,681)	(26,394)	(47,398)
Net unrealized depreciation of foreign currency exchange contracts	(828)	—	(68)

Total Net Assets	$141,895,341	$40,626,084	$472,990,406

Net Asset Value

Portfolio Class
Net assets	$141,895,341	$40,626,084	$472,990,406
Shares of beneficial interest outstanding, unlimited authorization, no par	17,395,922	4,632,842	33,968,829
Net asset value per share	$8.16	$8.77	$13.92

[1]Investments, at cost	$138,939,840	$36,966,461	$448,367,244
[2]Short-term investments, at cost	698,045	—	1,145,168
[3]Repurchase agreements, at cost	562,000	—	2,348,000
[4]Foreign currencies, at cost	355,171	70,792	507,295

See accompanying notes, which are an integral part of the financial statements.

(continues)                                              53

Statements of operations

Macquarie Institutional Portfolios

Six months ended April 30, 2017 (Unaudited)

	Macquarie Large Cap Value Portfolio	Macquarie Core Plus Bond Portfolio	Macquarie High Yield Bond Portfolio
Investment Income:
Dividends	$2,717,507	$1,761	$5,945
Interest	11,299	2,320,744	6,606,738

	2,728,806	2,322,505	6,612,683

Expenses:
Management fees	597,053	291,461	468,562
Accounting and administration expenses	33,617	20,985	32,294
Audit and tax fees	16,879	21,960	20,908
Legal fees	16,224	10,170	17,128
Dividend disbursing and transfer agent fees and expenses	13,306	8,250	13,540
Registration fees	10,730	9,396	7,985
Reports and statements to shareholders expenses	8,296	4,718	7,142
Trustees’ fees and expenses	5,684	3,515	6,021
Custodian fees	4,386	11,155	5,612
Other	4,404	24,787	9,642

	710,579	406,397	588,834
Less expenses waived	—	(101,637)	(5,279)
Less expense paid indirectly	(1)	—	(1)

Total operating expenses	710,578	304,760	583,554

Net Investment Income	2,018,228	2,017,745	6,029,129

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	7,675,924	(1,140,555)	5,694,227
Foreign currencies	—	(9,066)	—
Foreign currency exchange contracts	—	10,041	—
Futures contracts	—	245,994	—
Options purchased	—	23,038	—
Swap contracts	—	(61,683)	—

Net realized gain (loss)	7,675,924	(932,231)	5,694,227

Net change in unrealized appreciation (depreciation) of:
Investments	8,016,895	(276,940)	(2,633,450)
Foreign currencies	—	(431)	—
Foreign currency exchange contracts	—	(9,317)	—
Futures contracts	—	(29,355)	—
Options purchased	—	(1,933)	—
Options written	—	(18,141)	—
Swap contracts	—	(30,645)	—

Net change in unrealized appreciation (depreciation)	8,016,895	(366,762)	(2,633,450)

Net Realized and Unrealized Gain (Loss)	15,692,819	(1,298,993)	3,060,777

Net Increase in Net Assets Resulting from Operations	$17,711,047	$718,752	$9,089,906

See accompanying notes, which are an integral part of the financial statements.

	Macquarie Emerging Markets Portfolio	Macquarie Emerging Markets Portfolio II	Macquarie Labor Select International Equity Portfolio
Investment Income:
Dividends	$1,930,968	$298,459	$8,497,668
Interest	3,395	400	8,906
Foreign tax withheld	(175,653)	(48,032)	(637,105)

	1,758,710	250,827	7,869,469

Expenses:
Management fees	665,828	184,152	1,612,476
Custodian fees	53,753	6,211	43,662
Audit and tax fees	23,461	23,375	19,684
Accounting and administration expenses	20,614	5,700	66,545
Dividend disbursing and transfer agent fees and expenses	8,081	2,347	21,925
Legal fees	7,752	2,510	27,184
Registration fees	7,735	9,985	8,235
Reports and statements to shareholders expenses	3,933	1,736	10,941
Trustees’ fees and expenses	3,391	956	10,700
Other	7,232	5,155	8,926

	801,780	242,127	1,830,278
Less expenses waived	—	(21,133)	—
Less expense paid indirectly	(1)	(1)	(2)

Total operating expenses	801,779	220,993	1,830,276

Net Investment Income	956,931	29,834	6,039,193

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,088,438)	41,520	3,562,102
Foreign currencies	(4,757)	878	(98,225)
Foreign currency exchange contracts	55,470	2,450	49,874

Net realized gain (loss)	(1,037,725)	44,848	3,513,751

Net change in unrealized appreciation (depreciation) of:
Investments[1]	11,775,819	3,929,431	40,353,565
Foreign currencies	(131,977)	(13,860)	58,060
Foreign currency exchange contracts	(340)	(1,721)	1,896

Net change in unrealized appreciation (depreciation)	11,643,502	3,913,850	40,413,521

Net Realized and Unrealized Gain	10,605,777	3,958,698	43,927,272

Net Increase in Net Assets Resulting from Operations	$11,562,708	$3,988,532	$49,966,465

1Includes $209,285 and $25,596 capital gains tax accrued for Macquarie Emerging Markets Portfolio and Macquarie Emerging Markets Portfolio II, respectively.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Macquarie Institutional Portfolios

	Macquarie Large Cap Value Portfolio		Macquarie Core Plus Bond Portfolio		Macquarie High Yield Bond Portfolio
	Six months ended 4/30/17 (Unaudited)	Year ended 10/31/16	Six months ended 4/30/17 (Unaudited)	Year ended 10/31/16	Six months ended 4/30/17 (Unaudited)	Year ended 10/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,018,228	$4,219,103	$2,017,745	$2,813,432	$6,029,129	$13,858,774
Net realized gain (loss)	7,675,924	7,118,226	(932,231)	286,126	5,694,227	(13,062,199)
Net change in unrealized appreciation (depreciation)	8,016,895	3,640,813	(366,762)	1,779,679	(2,633,450)	14,187,290

Net increase in net assets resulting from operations	17,711,047	14,978,142	718,752	4,879,237	9,089,906	14,983,865

Dividends and Distributions to Shareholders from:
Net investment income	(4,144,665)	(4,431,423)	(3,413,875)	(2,936,304)	(13,576,518)	(11,494,763)
Net realized gain	(7,310,275)	(16,167,216)	—	(51,289)	—	—

	(11,454,940)	(20,598,639)	(3,413,875)	(2,987,593)	(13,576,518)	(11,494,763)

Capital Share Transactions:
Proceeds from shares sold	12,733,614	13,423,545	18,057,204	11,230,000	7,566,199	48,508,401
Net asset value of shares issued upon reinvestment of dividends and distributions	9,619,602	18,387,342	3,169,915	2,774,700	13,425,532	10,852,540

	22,353,216	31,810,887	21,227,119	14,004,700	20,991,731	59,360,941

Cost of shares redeemed	(42,346,477)	(23,788,549)	(2,425,000)	(10,725,000)	(134,165,677)	(26,679,380)

Increase (decrease) in net assets derived from capital share transactions	(19,993,261)	8,022,338	18,802,119	3,279,700	(113,173,946)	32,681,561

Net Increase (Decrease) in Net Assets	(13,737,154)	2,401,841	16,106,996	5,171,344	(117,660,558)	36,170,663
Net Assets:
Beginning of period	217,127,924	214,726,083	133,264,918	128,093,574	242,299,549	206,128,886

End of period	$203,390,770	$217,127,924	$149,371,914	$133,264,918	$124,638,991	$242,299,549

Undistributed net investment income	$1,329,104	$3,455,541	$1,364,941	$2,761,071	$3,719,151	$11,266,540

See accompanying notes, which are an integral part of the financial statements.

	Macquarie Emerging Markets Portfolio		Macquarie Emerging Markets Portfolio II		Macquarie Labor Select International Equity Portfolio
	Six months ended 4/30/17 (Unaudited)	Year ended 10/31/16	Six months ended 4/30/17 (Unaudited)	Year ended 10/31/16	Six months ended 4/30/17 (Unaudited)	Year ended 10/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$956,931	$3,719,983	$29,834	$329,173	$6,039,193	$12,477,591
Net realized gain (loss)	(1,037,725)	(22,693,935)	44,848	(2,197,925)	3,513,751	(3,204,084)
Net change in unrealized appreciation
(depreciation)	11,643,502	26,442,199	3,913,850	6,390,238	40,413,521	(24,883,884)

Net increase (decrease) in net assets resulting from operations	11,562,708	7,468,247	3,988,532	4,521,486	49,966,465	(15,610,377)

Dividends and Distributions to Shareholders from:
Net investment income	(4,559,146)	(4,099,296)	(419,712)	(347,034)	(12,309,632)	(9,585,512)
Net realized gain	—	—	—	(1,068,866)	—	—

	(4,559,146)	(4,099,296)	(419,712)	(1,415,900)	(12,309,632)	(9,585,512)

Capital Share Transactions:
Proceeds from shares sold	11,813,261	8,001,148	—	817,430	30,066,134	79,256,887
Purchase reimbursement fees	8,782	42,620	—	42,620	—	—
Net asset value of shares issued upon reinvestment of dividends and distributions	3,181,049	3,027,278	419,712	1,415,899	12,038,422	9,563,827

	15,003,092	11,071,046	419,712	2,275,949	42,104,556	88,820,714

Cost of shares redeemed	(14,015,608)	(53,579,564)	(560,000)	(1,791,076)	(1,600,936)	(29,445,035)
Redemption reimbursement fees	76,664	293,076	—	293,076	—	—

	(13,938,944)	(53,286,488)	(560,000)	(1,498,000)	(1,600,936)	(29,445,035)

Increase (decrease) in net assets derived from capital share transactions	1,064,148	(42,215,442)	(140,288)	777,949	40,503,620	59,375,679

Net Increase (Decrease) in Net Assets	8,067,710	(38,846,491)	3,428,532	3,883,535	78,160,453	34,179,790

Net Assets:
Beginning of period	133,827,631	172,674,122	37,197,552	33,314,017	394,829,953	360,650,163

End of period	$141,895,341	$133,827,631	$40,626,084	$37,197,552	$472,990,406	$394,829,953

Undistributed (distributions in excess of) net investment income	$375,872	$3,978,087	$(821,807)	$(431,929)	$4,730,804	$11,001,243

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	4/30/17[1]	Year ended
	(Unaudited)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Net asset value, beginning of period	$26.390	$27.300	$27.610	$24.190	$18.970	$16.570

Income from investment operations:
Net investment income[2]	0.250	0.505	0.525	0.473	0.440	0.394
Net realized and unrealized gain	1.964	1.202	0.342	3.385	5.170	2.379

Total from investment operations	2.214	1.707	0.867	3.858	5.610	2.773

Less dividends and distributions from:
Net investment income	(0.508)	(0.563)	(0.426)	(0.321)	(0.390)	(0.373)
Net realized gain	(0.896)	(2.054)	(0.751)	(0.117)	—	—

Total dividends and distributions	(1.404)	(2.617)	(1.177)	(0.438)	(0.390)	(0.373)

Net asset value, end of period	$27.200	$26.390	$27.300	$27.610	$24.190	$18.970

Total return[3]	8.48%	7.15%	3.18%	16.19%	30.09%	17.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$203,391	$217,128	$214,726	$139,797	$89,237	$8,417
Ratio of expenses to average net assets	0.65%	0.65%	0.65%	0.68%	0.70%	0.70%
Ratio of expenses to average net assets prior to fees waived	0.65%	0.65%	0.65%	0.68%	0.72%	1.09%
Ratio of net investment income to average net assets	1.86%	1.97%	1.92%	1.83%	1.97%	2.21%
Ratio of net investment income to average net assets prior to fees waived	1.86%	1.97%	1.92%	1.83%	1.95%	1.82%
Portfolio turnover	15%	13%	31%	19%	9%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	4/30/17[1]	Year ended
	(Unaudited)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Net asset value, beginning of period	$10.420	$10.290	$10.370	$10.100	$10.540	$10.050

Income (loss) from investment operations:
Net investment income[2]	0.149	0.218	0.240	0.294	0.289	0.320
Net realized and unrealized gain (loss)	(0.112)	0.145	(0.109)	0.201	(0.346)	0.460

Total from investment operations	0.037	0.363	0.131	0.495	(0.057)	0.780

Less dividends and distributions from:
Net investment income	(0.267)	(0.229)	(0.211)	(0.225)	(0.383)	(0.290)
Net realized gain	—	(0.004)	—	—	—	—

Total dividends and distributions	(0.267)	(0.233)	(0.211)	(0.225)	(0.383)	(0.290)

Net asset value, end of period	$10.190	$10.420	$10.290	$10.370	$10.100	$10.540

Total return[3]	0.43%	3.63%	1.29%	5.02%	(0.55%)	7.95%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$149,372	$133,265	$128,094	$77,036	$56,641	$60,313
Ratio of expenses to average net assets	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to fees waived	0.60%	0.60%	0.61%	0.65%	0.70%	0.62%
Ratio of net investment income to average net assets	2.98%	2.12%	2.33%	2.90%	2.84%	3.14%
Ratio of net investment income to average net assets prior to fees waived	2.83%	1.97%	2.17%	2.70%	2.59%	2.97%
Portfolio turnover	85%	310%	436%	339%	358%	327%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                              59

Financial highlights

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	4/30/17[1]	Year ended
	(Unaudited)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Net asset value, beginning of period	$7.880	$7.780	$8.610	$8.720	$8.350	$7.830

Income (loss) from investment operations:
Net investment income[2]	0.221	0.454	0.485	0.496	0.529	0.592
Net realized and unrealized gain (loss)	0.162	0.016	(0.782)	(0.063)	0.291	0.511

Total from investment operations	0.383	0.470	(0.297)	0.433	0.820	1.103

Less dividends and distributions from:
Net investment income	(0.453)	(0.370)	(0.423)	(0.543)	(0.450)	(0.583)
Net realized gain	—	—	(0.110)	—	—	—

Total dividends and distributions	(0.453)	(0.370)	(0.533)	(0.543)	(0.450)	(0.583)

Net asset value, end of period	$7.810	$7.880	$7.780	$8.610	$8.720	$8.350

Total return[3]	5.11%	6.63%	(3.41%)	5.23%	10.24%	15.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$124,639	$242,300	$206,129	$143,182	$135,310	$113,048
Ratio of expenses to average net assets	0.56%	0.55%	0.56%	0.57%	0.57%	0.58%
Ratio of expenses to average net assets prior to fees waived	0.57%	0.55%	0.56%	0.57%	0.57%	0.58%
Ratio of net investment income to average net assets	5.79%	6.10%	6.09%	5.76%	6.29%	7.53%
Ratio of net investment income to average net assets prior to fees waived	5.78%	6.10%	6.09%	5.76%	6.29%	7.53%
Portfolio turnover	55%	119%	84%	101%	90%	68%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	4/30/17[1]	Year ended
	(Unaudited)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Net asset value, beginning of period	$7.770	$7.470	$9.750	$10.110	$10.160	$10.510

Income (loss) from investment operations:
Net investment income[2]	0.054	0.182	0.159	0.216	0.175	0.177
Net realized and unrealized gain (loss)	0.593	0.282	(1.771)	(0.080)	0.158	0.467

Total from investment operations	0.647	0.464	(1.612)	0.136	0.333	0.644

Less dividends and distributions from:
Net investment income	(0.262)	(0.180)	(0.221)	(0.178)	(0.239)	(0.220)
Net realized gain	—	—	(0.471)	(0.334)	(0.164)	(0.798)

Total dividends and distributions	(0.262)	(0.180)	(0.692)	(0.512)	(0.403)	(1.018)

Reimbursement fees:
Purchase reimbursement fees[2,3]	0.001	0.002	0.004	0.005	0.014	0.006
Redemption reimbursement fees[2,3]	0.004	0.014	0.020	0.011	0.006	0.018

	0.005	0.016	0.024	0.016	0.020	0.024

Net asset value, end of period	$8.160	$7.770	$7.470	$9.750	$10.110	$10.160

Total return[4]	8.88%	6.75%	(17.11%)	1.89%	3.36%	7.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$141,895	$133,828	$172,674	$310,211	$333,884	$316,809
Ratio of expenses to average net assets	1.20%	1.19%	1.19%	1.16%	1.20%	1.20%
Ratio of net investment income to average net assets	1.44%	2.51%	1.90%	2.25%	1.72%	1.80%
Portfolio turnover	24%	28%	27%	30%	40%[5]	38%[5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	The Portfolio charges a 0.55% purchase reimbursement fee and a 0.55% redemption reimbursement fee, which are retained by the Portfolio.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not reflect the purchase reimbursement fee and redemption reimbursement fee.
[5]	Excludes the value of Portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Portfolio’s capital shares.

See accompanying notes, which are an integral part of the financial statements.

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Financial highlights

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	4/30/17[1]	Year ended
	(Unaudited)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Net asset value, beginning of period	$8.010	$7.370	$9.880	$9.650	$8.170	$8.550

Income (loss) from investment operations:
Net investment income[2]	0.006	0.069	0.035	0.062	0.075	0.070
Net realized and unrealized gain (loss)	0.845	0.877	(2.142)	0.297	1.446	(0.028)

Total from investment operations	0.851	0.946	(2.107)	0.359	1.521	0.042

Less dividends and distributions from:
Net investment income	(0.091)	(0.075)	(0.139)	(0.092)	(0.041)	(0.128)
Net realized gain	—	(0.231)	(0.264)	(0.037)	—	(0.294)

Total dividends and distributions	(0.091)	(0.306)	(0.403)	(0.129)	(0.041)	(0.422)

Net asset value, end of period	$8.770	$8.010	$7.370	$9.880	$9.650	$8.170

Total return[3]	10.84%	13.62%	(21.84%)	3.80%	18.68%	0.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$40,626	$37,198	$33,314	$42,515	$42,223	$29,686
Ratio of expenses to average net assets	1.20%	1.20%	1.21%	1.20%	1.20%	1.20%
Ratio of expenses to average net assets prior to fees waived	1.31%	1.34%	1.35%	1.32%	1.36%	1.41%
Ratio of net investment income to average net assets	0.16%	0.97%	0.43%	0.64%	0.85%	0.87%
Ratio of net investment income to average net assets prior to fees waived	0.05%	0.83%	0.29%	0.52%	0.69%	0.66%
Portfolio turnover	10%	20%	8%	11%	11%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	4/30/17[1]	Year ended
	(Unaudited)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
Net asset value, beginning of period	$12.830	$13.790	$14.740	$15.070	$12.650	$12.920

Income (loss) from investment operations:
Net investment income[2]	0.182	0.433	0.374	0.693	0.324	0.441
Net realized and unrealized gain (loss)	1.288	(1.026)	(0.524)	(0.573)	2.516	(0.176)

Total from investment operations	1.470	(0.593)	(0.150)	0.120	2.840	0.265

Less dividends and distributions from:
Net investment income	(0.380)	(0.367)	(0.800)	(0.450)	(0.420)	(0.535)

Total dividends and distributions	(0.380)	(0.367)	(0.800)	(0.450)	(0.420)	(0.535)

Net asset value, end of period	$13.920	$12.830	$13.790	$14.740	$15.070	$12.650

Total return[3]	11.77%	(4.24%)	(0.98%)	0.86%	23.11%	2.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$472,990	$394,830	$360,650	$373,497	$506,102	$509,527
Ratio of expenses to average net assets	0.85%	0.86%	0.87%	0.86%	0.88%	0.87%
Ratio of net investment income to average net assets	2.81%	3.39%	2.63%	4.54%	2.43%	3.59%
Portfolio turnover	4%	22%	20%	23%	16%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Macquarie Institutional Portfolios

April 30, 2017 (Unaudited)

Macquarie Institutional Portfolios (registered as Delaware Pooled® Trust (Trust)) is organized as a Delaware statutory trust and offers seven separate Portfolios. These financial statements and the related notes pertain to Macquarie Large Cap Value Portfolio (formerly, The Large-Cap Value Equity Portfolio), Macquarie Core Plus Bond Portfolio (formerly, The Core Plus Fixed Income Portfolio), Macquarie High Yield Bond Portfolio (formerly, The High-Yield Bond Portfolio), Macquarie Emerging Markets Portfolio (formerly, The Emerging Markets Portfolio), Macquarie Emerging Markets Portfolio II (formerly, The Emerging Markets Portfolio II), and Macquarie Labor Select International Equity Portfolio (formerly, The Labor Select International Equity Portfolio), (each, a Portfolio, and collectively, the Portfolios). Delaware REIT Fund is included in a separate report. The Trust is an open-end investment company. Each Portfolio is considered diversified under the Investment Company Act of 1940, as amended. Each Portfolio offers one class of shares.

The investment objective of Macquarie Large Cap Value Portfolio is to seek long-term capital appreciation.

The investment objective of Macquarie Core Plus Bond Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of Macquarie High Yield Bond Portfolio is to seek high total return.

The investment objective of Macquarie Emerging Markets Portfolio is to seek long-term capital appreciation.

The investment objective of Macquarie Emerging Markets Portfolio II is to seek long-term capital appreciation.

The investment objective of Macquarie Labor Select International Equity Portfolio is to seek maximum long-term total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Portfolios.

Security Valuation — Equity securities and exchange-traded Funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolios may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Portfolios value their securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolios may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2013–Oct. 31, 2016), and has concluded that no provision for federal income tax is required in any Portfolio’s financial statements. In regard to foreign taxes only, each Portfolio has open tax years in certain foreign countries in which it invests that may date back to the inception of each Portfolio.

Repurchase Agreements — Each Portfolio may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 28, 2017, and matured on the next business day.

To Be Announced Trades (TBA) — Certain Portfolios may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with each Portfolio’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by each Portfolio to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by each Portfolio on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Portfolio generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included in the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in the “Statements of operations” under “Net realized and unrealized gain (loss) on investments.” Each Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — Each Portfolio is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, each Portfolio follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Reimbursement Fees — Macquarie Emerging Markets Portfolio may charge a 0.55% purchase reimbursement fee and a 0.55% redemption reimbursement fee. These fees are designed to reflect an approximation of the brokerage and other transaction costs associated with the investment of an investor’s purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which the Portfolio (and, indirectly, the Portfolio’s existing shareholders) would have to bear such costs. These fees are accounted for as an addition to paid-in capital for the Portfolio in the “Statements of changes in net assets.”

Other — Expenses directly attributable to each Portfolio are charged directly to the Portfolio. Other expenses common to various funds within Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to

(continues)                                              65

Notes to financial statements

Macquarie Institutional Portfolios

1. Significant Accounting Policies (continued)

reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that a Portfolio is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with each Portfolio’s understanding of the applicable country’s tax rules and rates. Each Portfolio may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes.

Each Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Each Portfolio may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, each Portfolio may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to each Portfolio in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Portfolio on the transaction. Such commission rebates are included in realized gain on investments in the accompanying financial statements. There were no commission rebates for the six months ended April 30, 2017.

Each Portfolio may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended April 30, 2017.

Each Portfolio receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1.00, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended April 30, 2017, earnings credits are as follows:

Earnings Credits
Macquarie Large Cap Value Portfolio	$ 1
Macquarie Core Plus Bond Portfolio	—
Macquarie High Yield Bond Portfolio	1
Macquarie Emerging Markets Portfolio	1
Macquarie Emerging Markets Portfolio II	1
Macquarie Labor Select International Equity Portfolio	2

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of the investment management agreements, Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager of the Portfolios, will receive an annual fee, which is calculated daily based on the average daily net assets of each Portfolio.

DMC has contractually agreed to waive that portion, if any, of its management fees and/or pay/reimburse each Portfolio (except for Macquarie Labor Select International Equity Portfolio and Macquarie Emerging Markets Portfolio) to the extent necessary to ensure that annual operating expenses, (excluding any 12b-1 fees, taxes, interest, short sale dividend and interest expenses, acquired fund fees and expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed specified percentages of average daily net assets of each Portfolio from Nov. 1, 2016 through April 30, 2017.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Portfolios’ Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Portfolios and may only be terminated by agreement of DMC and the Portfolios.

The management fee rates and the operating expense limitation rates in effect for the six months ended April 30, 2017, are as follows:

	Management fee as a percentage of average daily net assets (per annum)	Contractual operating expense limitation as a percentage of average daily net assets (per annum)†
Macquarie Large Cap Value Portfolio	0.55%	0.70%
Macquarie Core Plus Bond Portfolio	0.43%	0.45%
Macquarie High Yield Bond Portfolio	0.45%	0.59%
Macquarie Emerging Markets Portfolio	1.00%	N/A
Macquarie Emerging Markets Portfolio II	1.00%	1.20%
Macquarie Labor Select International Equity Portfolio	0.75%	N/A

†	These operating expense limitations exclude certain expenses, such as 12b-1 fees, taxes, interest, short sale dividend and interest expenses, acquired fund fees and expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations. In some instances, a Portfolio’s annual operating expenses may be lower than the contracted operating expense limitations.

Mondrian Investment Partners Limited (Mondrian) furnishes investment sub-advisory services to Macquarie Emerging Markets Portfolio and Macquarie Labor Select International Equity Portfolio. For these services, DMC, not the Portfolios, pays Mondrian the following percentages of the Portfolios’ average daily net assets:

Sub-advisory fee as a percentage of average daily net assets (per annum)
Macquarie Emerging Markets Portfolio	0.75%
Macquarie Labor Select International Equity Portfolio	0.30%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Portfolio. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administrative expenses.” For the six months ended April 30, 2017, each Portfolio was charged for these services as follows:

Macquarie Large Cap Value Portfolio	$5,062
Macquarie Core Plus Bond Portfolio	3,160
Macquarie High Yield Bond Portfolio	4,860
Macquarie Emerging Markets Portfolio	3,105
Macquarie Emerging Markets Portfolio II	859
Macquarie Labor Select International Equity Portfolio	10,023

DIFSC is also the transfer agent and dividend disbursing agent of each Portfolio. For these services, each Portfolio pays DIFSC fees at the annual rate of 0.0075% of each Portfolio’s average daily net assets. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2017, each Portfolio was charged the following amounts for these services:

Macquarie Large Cap Value Portfolio	$8,142
Macquarie Core Plus Bond Portfolio	5,084
Macquarie High Yield Bond Portfolio	7,809
Macquarie Emerging Markets Portfolio	4,994
Macquarie Emerging Markets Portfolio II	1,381
Macquarie Labor Select International Equity Portfolio	16,125

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Notes to financial statements

Macquarie Institutional Portfolios

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Portfolio. Sub-transfer agency fees are paid by each Portfolio and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

As provided in the investment management agreement, each Portfolio bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Portfolios. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended April 30, 2017, each Portfolio was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Macquarie Large Cap Value Portfolio	$5,389
Macquarie Core Plus Bond Portfolio	3,122
Macquarie High Yield Bond Portfolio	5,342
Macquarie Emerging Markets Portfolio	3,052
Macquarie Emerging Markets Portfolio II	194
Macquarie Labor Select International Equity Portfolio	9,679

Trustees’ fees include expenses accrued by each Portfolio for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Portfolios.

Cross trades for the six months ended April 30, 2017, were executed by the Portfolios pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended April 30, 2017, the Portfolios engaged in securities purchases and securities sales, which resulted in net realized gains (losses) as follows:

	Purchases	Sales	Net realized gain (loss)
Macquarie Large Cap Value Portfolio	$—	$222,555	$8
Macquarie Core Plus Bond Portfolio	378,946	—	—
Macquarie High Yield Bond Portfolio	2,899,761	109,845,475	1,330,886
Macquarie Emerging Markets Portfolio	—	1,430,307	50

*	The aggregate contractual waiver period covering this report is from Feb. 29, 2016 through Feb. 28, 2018.

3. Investments

For the six months ended April 30, 2017, each Portfolio made purchases and sales of investment securities other than short-term investments as follows:

	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Macquarie Large Cap Value Portfolio	$32,743,227	$—	$55,261,318	$—
Macquarie Core Plus Bond Portfolio	111,487,687	22,619,640	90,179,480	23,907,777
Macquarie High Yield Bond Portfolio	108,643,347	—	223,164,729	—
Macquarie Emerging Markets Portfolio	31,835,569	—	34,259,501	—
Macquarie Emerging Markets Portfolio II	3,798,949	—	4,786,876	—
Macquarie Labor Select International Equity Portfolio	49,898,207	—	17,991,333	—

At April 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2017, the cost and unrealized appreciation (depreciation) of investments for each Portfolio were as follows:

	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Macquarie Large Cap Value Portfolio	$186,011,691	$25,830,356	$(8,673,906)	$17,156,450
Macquarie Core Plus Bond Portfolio	150,880,550	1,970,068	(1,039,560)	930,508
Macquarie High Yield Bond Portfolio	119,284,729	4,167,472	(242,403)	3,925,069
Macquarie Emerging Markets Portfolio	140,199,885	16,910,390	(15,613,077)	1,297,313
Macquarie Emerging Markets Portfolio II	36,966,461	9,684,989	(5,659,452)	4,025,537
Macquarie Labor Select International Equity Portfolio	451,860,412	78,966,683	(61,824,275)	17,142,408

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future gains.

Capital loss carryforwards remaining at Oct. 31, 2016 for the following Portfolio will expire as follows:

		Year of expiration
	2017	2018	Total
Macquarie Labor Select International Equity Portfolio	$36,948,230	$18,475,802	$55,424,032

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

	Loss carryforward character
	Short-term	Long-term
Macquarie Core Plus Bond Portfolio	$—	$303,736
Macquarie High Yield Bond Portfolio	9,849,081	11,279,123
Macquarie Emerging Markets Portfolio	2,159,848	36,906,327
Macquarie Emerging Markets Portfolio II	2,546	2,226,316
Macquarie Labor Select International Equity Portfolio	—	1,588,989

US GAAP defines fair value as the price that each Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized on the next page.

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Notes to financial statements

Macquarie Institutional Portfolios

3. Investments (continued)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of Macquarie Large Cap Value Portfolio’s investments by fair value hierarchy levels as of April 30, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$200,987,190	$—	$200,987,190
Short-Term Investments	—	2,180,951	2,180,951

Total Value of Securities	$200,987,190	$2,180,951	$203,168,141

The following table summarizes the valuation of Macquarie Core Plus Bond Portfolio’s investments by fair value hierarchy levels as of April 30, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset-Backed &
Mortgage-Backed Securities[1]	$—	$42,880,704	$159,732	$43,040,436
Corporate Debt	—	85,087,935	—	85,087,935
Foreign Debt	—	4,782,851	—	4,782,851
Loan Agreements	—	10,323,907	—	10,323,907
Municipal Bonds	—	1,084,691	—	1,084,691
Convertible Preferred Stock	10,103	—	—	10,103
Preferred Stock	—	584,223	—	584,223
US Treasury Obligations	—	2,469,912	—	2,469,912
Short-Term Investments	—	4,427,000	—	4,427,000

Total Value of Securities	$10,103	$151,641,223	$159,732	$151,811,058

Derivatives:
Foreign Currency Exchange
Contracts	$—	$(13,198)	$—	$(13,198)
Futures Contracts	(6,391)	—	—	(6,391)
Swap Contracts	—	(24,317)	—	(24,317)
Options Written	(60,844)	—	—	(60,844)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	—	99.63%	0.37%	100.00%

The following table summarizes the valuation of Macquarie High Yield Bond Portfolio’s investments by fair value hierarchy levels as of April 30, 2017:

Securities	Level 2	Level 3	Total
Assets:
Corporate Debt	$111,268,812	$—	$111,268,812
Loan Agreements	5,783,453	—	5,783,453
Common Stock	—	—	—
Preferred Stock	1,051,533	—	1,051,533
Short-Term Investments	5,106,000	—	5,106,000

Total Value of Securities	$123,209,798	$—	$123,209,798

The following table summarizes the valuation of Macquarie Emerging Markets Portfolio’s investments by fair value hierarchy levels as of April 30, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock
Brazil	$7,079,146	$—	$7,079,146
Chile	663,294	—	663,294
China/Hong Kong	21,591,878	2,279,532	23,871,410
India	19,662,539	—	19,662,539
Indonesia	2,880,687	—	2,880,687
Kazakhstan	597,229	—	597,229
Malaysia	7,017,286	—	7,017,286
Mexico	7,255,251	—	7,255,251
Peru	1,756,948	—	1,756,948
Philippines	2,386,272	—	2,386,272
Qatar	3,056,673	—	3,056,673
Republic of Korea	17,867,772	—	17,867,772
Romania	544,729	—	544,729
Russia	5,079,843	—	5,079,843
South Africa	7,399,073	—	7,399,073
Taiwan	17,936,774	—	17,936,774
Thailand	3,561,628	—	3,561,628
Turkey	5,543,406	—	5,543,406
United Arab Emirates	2,546,681	—	2,546,681
Preferred Stock	3,530,530	—	3,530,530
Short-Term Investments	—	1,260,028	1,260,028

Total Value of Securities	$137,957,639	$3,539,560	$141,497,199

Derivatives:
Foreign Currency Exchange Contract	$—	$(828)	$(828)

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Notes to financial statements

Macquarie Institutional Portfolios

3. Investments (continued)

The following table summarizes the valuation of Macquarie Emerging Markets Portfolio II’s investments by fair value hierarchy levels as of April 30, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Argentina	$489,624	$—	$—	$489,624
Bahrain	—	9,979	—	9,979
Brazil	6,272,096	—	—	6,272,096
Canada	303,840	—	—	303,840
Chile	213,300	—	—	213,300
China/Hong Kong	9,228,441	—	—	9,228,441
Colombia	222,897	—	—	222,897
India	4,208,832	—	—	4,208,832
Indonesia	684,028	—	—	684,028
Malaysia	101,719	—	—	101,719
Mexico	3,107,783	—	—	3,107,783
Netherlands	427,150	—	—	427,150
Peru	138,115	—	—	138,115
Republic of Korea	7,727,048	59,452	—	7,786,500
Russia	1,478,505	409,440	18,480	1,906,425
South Africa	195,318	—	—	195,318
Taiwan	2,707,684	—	—	2,707,684
Thailand	497,962	—	—	497,962
Turkey	1,020,836	—	—	1,020,836
United States	809,928	—	—	809,928
Exchanged-Traded Fund	198,850	—	—	198,850
Preferred Stock	460,691	—	—	460,691

Total Value of Securities	$40,494,647	$478,871	$18,480	$40,991,998

The following table summarizes the valuation of Macquarie Labor Select International Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$464,934,760	$—	$464,934,760
Preferred Stock	574,967	—	574,967
Short-Term Investments	—	3,493,093	3,493,093

Total Value of Securities	$465,509,727	$3,493,093	$469,002,820

Derivatives:
Foreign Currency Exchange Contracts	$—	$(68)	$(68)

The securities that have been valued at zero on the “Schedules of investments” are considered to be Level 3 securities in these tables.

As a result of utilizing international fair value pricing at April 30, 2017, a portion of the common stock of Macquarie Emerging Markets Portfolio II was categorized as Level 2.

During the six months ended April 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to each Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in each Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that each Portfolio’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that each Portfolio’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. Each Portfolio’s policy is to recognize transfers at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Portfolio’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to each Portfolio’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to each Portfolio’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Shares sold	Shares issued upon reinvestment of dividends and distributions	Shares redeemed	Net increase (decrease)
Six months ended April 30, 2017:
Macquarie Large Cap Value Portfolio	461,495	359,880	(1,570,467)	(749,092)
Macquarie Core Plus Bond Portfolio	1,790,405	320,193	(239,959)	1,870,639
Macquarie High Yield Bond Portfolio	984,291	1,792,461	(17,563,316)	(14,786,564)
Macquarie Emerging Markets Portfolio	1,577,133	446,150	(1,861,048)	162,235
Macquarie Emerging Markets Portfolio II	—	56,949	(69,622)	(12,673)
Macquarie Labor Select International Equity Portfolio	2,360,754	956,189	(119,760)	3,197,183

Year ended Oct. 31, 2016:
Macquarie Large Cap Value Portfolio	507,123	762,327	(907,229)	362,221
Macquarie Core Plus Bond Portfolio	1,090,234	278,305	(1,033,325)	335,214
Macquarie High Yield Bond Portfolio	6,419,614	1,548,151	(3,723,841)	4,243,924
Macquarie Emerging Markets Portfolio	1,052,933	441,294	(7,382,355)	(5,888,128)
Macquarie Emerging Markets Portfolio II	116,582	210,074	(198,329)	128,327
Macquarie Labor Select International Equity Portfolio	6,162,848	762,058	(2,300,744)	4,624,162

5. Line of Credit

Each Portfolio, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.10%, which was allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 7, 2016.

On Nov. 7, 2016, each Portfolio, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 6, 2017.

Each Portfolio had no amount outstanding as of April 30, 2017 or at any time during the period then ended.

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Notes to financial statements

Macquarie Institutional Portfolios

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Portfolio may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Portfolio may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Portfolio may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover each Portfolio’s exposure to the counterparty.

Macquarie Core Plus Bond Portfolio, Macquarie Emerging Markets Portfolio and Macquarie Labor Select International Equity Portfolio used foreign currency exchange contracts and foreign cross currency exchange contracts in order to hedge the US dollar value of securities they already own that are denominated in foreign currencies. Macquarie Emerging Markets Portfolio II entered into foreign currency exchange contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Macquarie Core Plus Bond, Macquarie High Yield Bond, Macquarie Emerging Markets, and Macquarie Emerging Markets II Portfolios may use futures contracts in the normal course of pursuing their respective investment objectives. Each Portfolio may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, a Portfolio deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to each Portfolio because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Macquarie Core Plus Bond Portfolio used futures contracts in order to hedge the Portfolio’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — Each Portfolio may enter into options contracts in the normal course of pursuing its respective investment objective. Each Portfolio may buy or write options contracts for any number of reasons, including without limitation: to manage each Portfolio’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting each Portfolio’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Portfolio may buy or write call or put options on securities, financial indices, futures, swaps, and foreign currencies. When each Portfolio buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Portfolio. Each Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Portfolio is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. Transactions in options written during the six months ended April 30, 2017 for Macquarie Core Plus Bond Portfolio were as follows:

	Number of Contracts	Premiums
Options outstanding, Oct. 31, 2016	—	$—
Options written	59	42,703

Options outstanding, April 30, 2017	59	$42,703

Macquarie Core Plus Bond Portfolio used option contracts in order to manage the Portfolio’s exposure to changes in securities prices caused by interest rates or market conditions and to protect the value of portfolio securities.

Swap Contracts — Macquarie Core Plus Bond Portfolio and Macquarie High Yield Bond Portfolio may enter into credit default swap (CDS) contracts in accordance with their investment objectives. Macquarie Core Plus Bond Portfolio may enter into interest rate swap contracts in accordance with its investment objective. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. The Portfolios may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. The Portfolios will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having netting arrangements between each Portfolio and the counterparty and by the posting of collateral by the counterparty to each Portfolio to cover the Portfolios’ exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

Macquarie Core Plus Bond Portfolio used interest rate swap contracts in order to manage the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by a Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed- upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended April 30, 2017, certain of the Portfolios entered into CDS contracts as purchasers and sellers of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS

(continues)                                              75

Notes to financial statements

Macquarie Institutional Portfolios

6. Derivatives (continued)

agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades as determined by the applicable central counterparty.

As disclosed in the footnotes to the “Schedules of investments,” at April 30, 2017, the notional value of the protection sold was USD 260,000, which reflects the maximum potential amount Macquarie Core Plus Bond Portfolio would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At April 30, 2017, net unrealized appreciation of the protection sold was $1,283.

CDS contracts may involve greater risks than if a Portfolio had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. A Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having netting arrangements between each Portfolio and the counterparty and by the posting of collateral by the counterparty to each Portfolio to cover the Portfolios’ exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

Macquarie Core Plus Bond Portfolio used CDS contracts in order to hedge against credit events and to gain exposure to certain securities or markets.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event a Portfolio terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

At April 30, 2017, Macquarie Core Plus Bond Portfolio posted $92,275 in cash collateral for centrally cleared credit default swap contracts, which is presented as “Cash collateral due from brokers” on the “Statements of assets and liabilities.”

Fair values of derivative instruments as of April 30, 2017 were as follows:

		Macquarie Core Plus Bond Portfolio Asset Derivatives
		Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest rate Contracts	Credit Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$2,058	$—	$—	$2,058
Variation margin due from broker on futures contracts*	—	12,668	—	12,668
Unrealized appreciation on credit default swap contracts	—	—	1,285	1,285
Unrealized appreciation on interest rate swap contracts	—	797	—	797

Total	$2,058	$13,465	$1,285	$16,808

		Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest rate Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$15,256	$—	$—	$15,256
Variation margin due to broker on futures contracts*	—	19,059	—	19,059
Unrealized depreciation on credit default swap contracts	—	—	2	2
Unrealized depreciation on interest rate swap contracts		26,397		26,397

Total	$15,256	$45,456	$2	$60,714

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts are opened through April 30, 2017. Only current day variation margin is reported on the “Statements of assets and liabilities.”

The effect of derivative instruments on the “Statements of operations” for the six months ended April 30, 2017 was as follows:

		Macquarie Core Plus Bond Portfolio Net Realized Gain (Loss) on:
	Options Purchased	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$—	$10,041	$—	$—	$10,041
Equity contracts	—	—	(3,101)	—	(3,101)
Interest rate contracts	23,038	—	249,045	22,706	294,789
Credit contracts	—	—	—	(84,389)	(84,389)

Total	$23,038	$10,041	$245,944	$(61,683)	$217,340

		Macquarie Core Plus Bond Portfolio Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swaps Contracts	Total
Forward currency exchange contracts	$(9,317)	$—	$—	$—	$—	$(9,317)
Equity contracts	—	(735)	—	—	—	(735)
Interest rate contracts	—	(28,620)	(1,933)	—	(30,394)	(60,947)
Credit contracts	—	—	—	(18,141)	(251)	(18,392)

Total	$(9,317)	$(29,355)	$(1,933)	$(18,141)	$(30,645)	$(89,391)

At April 30, 2017, Macquarie Emerging Markets Portfolio, Macquarie Emerging Markets Portfolio II and Macquarie Labor Select International Equity Portfolio had foreign currency risk, which is disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”

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Notes to financial statements

Macquarie Institutional Portfolios

6. Derivatives (continued)

Derivatives Generally. The tables below summarize the average balance of derivative holdings by each Portfolio during the six months ended April 30, 2017.

	Macquarie Core Plus Bond Portfolio
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	459,100	USD	60,305
Futures contracts (average notional value)		4,356,376		5,288,937
Options contracts (average notional value)		1,853		11,788
CDS contracts (average notional value)*		725,054		9,228
Interest rate contracts (average notional value)**		—		774,756
	Macquarie Emerging Markets Portfolio
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	62,678	USD	46,755
	Macquarie Emerging Markets Portfolio II
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	30,899	USD	3,172
	Macquarie Labor Select International Equity Portfolio
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	109,078	USD	39,179

*Long represents buying protection and short represents selling protection.

**Long represents receiving fixed interest payments and short represents paying fixed interest payments.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statements of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help each Portfolio mitigate its counterparty risk, the Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Portfolio and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At April 30, 2017, the Portfolios had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Macquarie Large Cap Value Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$396,258	$(396,258)	$ —	$(396,258)	$ —
Bank of Montreal	660,431	(660,431)	—	(660,431)	—
BNP Paribas	548,311	(548,311)	—	(548,311)	—
Total	$1,605,000	$(1,605,000)	$ —	(1,605,000)	$ —

	Macquarie Core Plus Bond Portfolio
	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
Bank of America Merrill Lynch	$ 797	$ (28,643)	$ (27,846)
BNP Paribas	—	(1,214)	(1,214)
Citigroup Global Markets	—	(2,298)	(2,298)
Hong Kong Shanghai Bank	1,524	(1,528)	(4)
Morgan Stanley Capital	1,285	(2)	1,283
Toronto Dominion Bank	534	(7,175)	(6,641)
Union Bank of Switzerland	—	(795)	(795)
Total	$4,140	$ (41,655)	$ (37,515)

		Fair Value of	Cash	Fair Value of	Cash
		Non-Cash	Collateral	Non-Cash	Collateral
Counterparty	Net Position	Collateral Received	Received	Collateral Pledged	Pledged	Net Exposure(b)
Bank of America Merrill Lynch	$(27,846)	$—	$—	$—	$—	$(27,846)
BNP Paribas	(1,214)	—	—	—	—	(1,214)
Citigroup Global Markets	(2,298)	—	—	—	—	(2,298)
Hong Kong Shanghai Bank	(4)	—	—	—	—	(4)
Morgan Stanley Capital	1,283	—	—	—	—	1,283
Toronto Dominion Bank	(6,641)	—	—	—	—	(6,641)
Union Bank of Switzerland	(795)	—	—	—	—	(795)
Total	$ (37,515)	$ —	$ —	$ —	$ —	$ (37,515)

	Macquarie Large Cap Value Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$1,092,982	$(1,092,982)	$—	$(1,092,982)	$—
Bank of Montreal	1,821,637	(1,821,637)	—	(1,821,637)	—
BNP Paribas	1,512,381	(1,512,381)	—	(1,512,381)	—
Total	$4,427,000	$(4,427,000)	$ —	$(4,427,000)	$ —

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Notes to financial statements

Macquarie Institutional Portfolios

7. Offsetting (continued)

		Macquarie High Yield Bond Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non- Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$1,260,620	$(1,260,620)	$—	$(1,260,620)	$—
Bank of Montreal	2,101,034	(2,101,034)	—	(2,101,034)	—
BNP Paribas	1,744,346	(1,744,346)	—	(1,744,346)	—
Total	$5,106,000	$(5,106,000)	$—	$(5,106,000)	$—

	Macquarie Emerging Markets Portfolio
	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
BNY Mellon	$—	$ (63)	$ (63)
Northern Trust	—	(765)	(765)
Total	$—	$ (828)	$(828)

		Fair Value of	Cash	Fair Value of	Cash
		Non-Cash	Collateral	Non-Cash	Collateral
Counterparty	Net Position	Collateral Received	Received	Collateral Pledged	Pledged	Net Exposure(b)
BNY Mellon	$ (63)	$—	$—	$—	$—	$ (63)
Northern Trust	(765)	—	—	—	—	(765)
Total	$(828)	$—	$—	$—	$—	$(828)

	Macquarie Emerging Markets Portfolio
		Fair Value of	Cash	Net
Master Repurchase Agreements	Repurchase	Non-Cash	Collateral	Collateral
Counterparty	Agreements	Collateral Received(a)	Received	Received	Net Exposure(b)
Bank of America Merrill Lynch	$138,752	$(138,752)	$—	$(138,752)	$—
Bank of Montreal	231,254	(231,254)	—	(231,254)	—
BNP Paribas	191,994	(191,994)	—	(191,994)	—
Total	$562,000	$(562,000)	$—	$(562,000)	$—

	Macquarie Labor Select International Equity Portfolio
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$—	$(68)	$(68)

		Fair Value of	Cash	Fair Value of	Cash
		Non-Cash	Collateral	Non-Cash	Collateral
Counterparty	Net Position	Collateral Received	Received	Collateral Pledged	Pledged	Net Exposure(b)
BNY Mellon	$(68)	$—	$—	$—	$—	$(68)

Macquarie Labor Select International Equity Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$ 579,698	$ (579,698)	$—	$ (579,698)	$—
Bank of Montreal	966,163	(966,163)	—	(966,163)	—
BNP Paribas	802,139	(802,139)	—	(802,139)	—
Total	$2,348,000	$(2,348,000)	$—	$(2,348,000)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of April 30, 2017.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

Each Portfolio, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each Portfolio of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Portfolio. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds, and other debt obligations; certificates of deposits, time deposits and other bank obligations; and asset-backed securities. Securities purchased with cash collateral are valued at the market value. A Portfolio can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Portfolio or, at the discretion of the lending agent, replace the loaned securities. Each Portfolio continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. Each Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Portfolio, the security lending agent, and the borrower. Each Portfolio records security lending income net of allocations to the security lending agent and the borrower.

Each Portfolio may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Portfolio’s cash collateral account may be less than the amount the Portfolio would be required to return to the borrowers of the securities and the Portfolio would be required to make up for this shortfall.

During the six months ended April 30, 2017, none of the Portfolios had securities out on loan.

(continues)                                             81

Notes to financial statements

Macquarie Institutional Portfolios

9. Credit and Market Risk

Some countries in which Macquarie Emerging Markets, Macquarie Emerging Markets II, and Macquarie Labor Select International Equity Portfolios invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by each Portfolio.

Macquarie Core Plus Bond Portfolio invests a portion of its assets in high yield fixed income securities which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Macquarie High Yield Bond Portfolio invests a portion of its assets in high yield fixed income securities which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Macquarie Core Plus Bond Portfolio and Macquarie High Yield Bond Portfolio invest in bank loans and other securities that may subject them to direct indebtedness risk, the risk that each Portfolio will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer each Portfolio more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by each Portfolio may involve revolving credit facilities or other standby financing commitments that obligate each Portfolio to pay additional cash on a certain date or on demand. These commitments may require each Portfolio to increase its investment in a company at a time when each Portfolio might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Portfolio is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As each Portfolio may be required to rely upon another lending institution to collect and pass on to each Portfolio amounts payable with respect to the loan and to enforce each Portfolio’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent each Portfolio from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to each Portfolio.

Macquarie Core Plus Bond Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Macquarie Core Plus Bond Portfolio and Macquarie High Yield Bond Portfolio invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Because Macquarie Large Cap Value Portfolio expects to hold a concentrated portfolio of a limited number of securities, the Portfolio’s risk is increased because each investment has a greater effect on the Portfolio’s overall performance.

Each Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities, which may not be readily marketable. The relative illiquidity of these securities may impair each Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolios’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolios’ limit on investments in illiquid securities. As of April 30, 2017, Rule 144A securities have been identified on the “Schedules of investments.”

10. Contractual Obligations

Each Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. Each Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed each Portfolio’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

12. General Motors Term Loan Litigation

Macquarie Core Plus Bond Portfolio and Macquarie High Yield Bond Portfolio received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Portfolios in 2009. We believe the matter subject to the litigation notice will likely lead to a recovery from the Portfolios of certain amounts received by the Portfolios because a US Court of Appeals has ruled that the Portfolios and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous UCC filing made by a third party. The Portfolios received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Portfolios should not have received payment in full. Based upon currently available information related to the litigation and the Portfolios’ potential exposure, the Portfolios recorded assets of $75,182 and $48,975, respectively, and liabilities of $250,607 and $163,250, respectively, that resulted in a decrease in the Portfolios’ NAV to reflect this likely recovery.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2017 that would require recognition or disclosure in the Portfolios’ financial statements.

(continues)                                             83

Portfolio managers

Kristen E. Bartholdson

Vice President and Senior

Portfolio Manager

Nigel Bliss

Senior Portfolio Manager

Mondrian Investment Partners Limited

Adam H. Brown

Senior Vice President, Senior Portfolio

Manager, and Co-Head of High Yield

Liu-Er Chen

Senior Vice President and

Chief Investment Officer —

Emerging Markets and Healthcare

Ginny Chong

Senior Portfolio Manager

Mondrian Investment Partners Limited

Craig C. Dembek

Senior Vice President, Head of

Credit Research

Elizabeth A. Desmond

Director and Chief Investment

Officer — International Equities

Mondrian Investment Partners Limited

Roger A. Early

Executive Director, Global Co-Head

of Fixed Income

Paul Grillo

Chief Investment Officer of

Total Return Strategies

Gregory J.P. Halton

Senior Portfolio Manager

Mondrian Investment Partners Limited

J. David Hillmeyer

Senior Vice President and Senior

Portfolio Manager

Nikhil G. Lalvani

Vice President and Senior

Portfolio Manager

Paul A. Matlack

Senior Vice President, Senior

Portfolio Manager, and Fixed Income

Strategist

John P. McCarthy

Senior Vice President, Senior Portfolio

Manager, and Co-Head of High Yield

Andrew Miller

Chief Investment Officer —

Emerging Market Equities

Mondrian Investment Partners Limited

D. Tysen Nutt Jr.

Senior Vice President, Senior Portfolio

Manager, and Team Leader —

Large-Cap Value Equity

Melissa J.A. Platt

Portfolio Manager

Mondrian Investment Partners Limited

Robert A. Vogel Jr.

Vice President and Senior

Portfolio Manager

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Custodian

The Bank of New York Mellon

OneWall Street

New York,

NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Investment advisor

Delaware Management Company, a series of Macquarie Investment Management Business Trust

2005 Market Street

Philadelphia, PA 19103

Investment sub-advisor for certain Portfolios

Mondrian Investment Partners Limited

Fifth Floor

10 Gresham Street

London EC2V 7JD

United Kingdom

Macquarie Investment Management, a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

The Portfolios are distributed by Delaware Distributors, L.P., an affiliate of MIMBT, Macquarie Management Holdings, Inc., and Macquarie Group Limited.

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Portfolio’s Forms N-Q, as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Portfolios’ most recent Forms N-Q are available without charge (i) upon request, by calling 800 231-8002; (ii) on the Portfolios’ website at macquarie.com/investment-management/institutional; and (iii) on the Commission’s website at sec.gov. Each Portfolio’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Portfolio voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Portfolios’ website at delawarefunds.com/proxy; and (ii) on the Commission’s website at sec.gov.

This report was prepared for investors in the Macquarie Institutional Portfolios. It may be distributed to others only if preceded or accompanied by a current Macquarie Institutional Portfolios prospectus, which contains details about charges, expenses, investment objectives, and operating policies of the Portfolios. All Macquarie Institutional Portfolios are offered by prospectus only. The return and principal value of an investment in a Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus which may be obtained by visiting macquarie.com/investment-management/institutional or calling 800 231-8002. Investors should read the prospectus carefully before investing.

2005 Market Street Philadelphia, PA 19103 Telephone 800 231-8002 Fax 215 255-1162 Printed in the USA

(167227)
SA-DPT 21549 [6/17]

Alternative / specialty mutual fund

Delaware REIT Fund

April 30, 2017

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware FundsSM by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds by Macquarie is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds by Macquarie or obtain a prospectus for Delaware REIT Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Investment Management (MIM) is the marketing name for the registered investment advisers including Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Bank International Limited and Macquarie Capital Investment Management, Inc.

The Funds are distributed by Delaware Distributors, L.P., an affiliate of Macquarie Investment Management Business Trust and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of April 30, 2017, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by MIMBT, a registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2017 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from November 1, 2016 to April 30, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2016 to April 30, 2017.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from November 1, 2016 to April 30, 2017 (Unaudited)

Delaware REIT Fund

Expense analysis of an investment of $1,000

Beginning Account Value 11/1/16		Ending Account Value 4/30/17	Annualized Expense Ratio	Expenses Paid During Period 11/1/16 to 4/30/17*
Actual Fund return†
Class A	$1,000.00	$1,013.20	1.45%	$7.24
Class C	1,000.00	1,009.30	2.20%	10.96
Class R	1,000.00	1,012.10	1.70%	8.48
Institutional Class	1,000.00	1,014.40	1.20%	5.99
Class R6	1,000.00	1,015.00	1.03%	5.15

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.60	1.45%	$7.25
Class C	1,000.00	1,013.88	2.20%	10.99
Class R	1,000.00	1,016.36	1.70%	8.50
Institutional Class	1,000.00	1,018.84	1.20%	6.01
Class R6	1,000.00	1,019.69	1.03%	5.16

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation and top 10 equity holdings
Delaware REIT Fund	As of April 30, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stocks	98.19%
Diversified REITs	4.64%
Healthcare REITs	15.83%
Hotel REITs	3.65%
Industrial REITs	8.45%
Information Technology REITs	9.18%
Mall REITs	10.28%
Manufactured Housing REIT	2.06%
Multifamily REITs	16.15%
Office REITs	8.68%
Self-Storage REITs	3.88%
Shopping Center REITs	7.64%
Single Tenant REITs	5.77%
Specialty REITs	1.98%
Short-Term Investments	2.39%
Total Value of Securities	100.58%
Liabilities Net of Receivables and Other Assets	(0.58%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Simon Property Group	6.55%
Prologis	5.49%
Equinix	5.34%
Welltower	5.30%
AvalonBay Communities	5.16%
HCP	4.55%
Equity Residential	3.69%
GGP	3.53%
UDR	3.14%
Vornado Realty Trust	2.91%

3

Schedule of investments
Delaware REIT Fund	April 30, 2017 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 98.19%

Diversified REITs – 4.64%
Forest City Realty Trust	107,300	$2,424,980
Vornado Realty Trust	42,632	4,102,904

		6,527,884

Healthcare REITs – 15.83%
Brookdale Senior Living †	300,700	3,906,093
HCP	204,500	6,411,075
Healthcare Realty Trust	81,000	2,656,800
National Health Investors	25,500	1,865,835
Welltower	104,425	7,460,122

		22,299,925

Hotel REITs – 3.65%
Host Hotels & Resorts	150,564	2,702,624
LaSalle Hotel Properties	22,700	648,312
Sunstone Hotel Investors	120,543	1,794,885

		5,145,821

Industrial REITs – 8.45%
DCT Industrial Trust	61,551	3,112,019
First Industrial Realty Trust	37,500	1,055,250
Prologis	142,209	7,737,592

		11,904,861

Information Technology REITs – 9.18%
CoreSite Realty	18,400	1,800,440
Crown Castle International	38,100	3,604,260
Equinix	18,000	7,518,600

		12,923,300

Mall REITs – 10.28%
CBL & Associates Properties	30,000	277,500
GGP	230,323	4,977,280
Simon Property Group	55,858	9,231,093

		14,485,873

Manufactured Housing REIT – 2.06%
Equity LifeStyle Properties	35,936	2,907,582

		2,907,582

Multifamily REITs – 16.15%
American Campus Communities	21,495	1,018,648
Apartment Investment & Management	44,200	1,933,308
AvalonBay Communities	38,251	7,261,570
Equity Residential	80,523	5,200,175
Essex Property Trust	11,927	2,915,794
UDR	118,500	4,424,790

		22,754,285

4

	Number of shares	Value (US $)

Common Stock (continued)

Office REITs – 8.68%
Boston Properties	13,674	$1,731,128
Columbia Property Trust	90,400	2,034,000
Empire State Realty Trust	127,900	2,660,320
Equity Commonwealth †	55,800	1,785,042
Hudson Pacific Properties	14,900	511,964
Kilroy Realty	14,000	987,420
Mack-Cali Realty	26,600	719,530
SL Green Realty	17,130	1,797,451

		12,226,855

Self-Storage REITs – 3.88%
CubeSmart	55,921	1,417,038
Public Storage	19,302	4,041,453

		5,458,491

Shopping Center REITs – 7.64%
Brixmor Property Group	53,400	1,054,650
Kimco Realty	30,300	614,787
Regency Centers	59,125	3,735,517
Retail Properties of America	80,900	1,079,206
Urban Edge Properties	58,900	1,501,950
Washington Prime Group	43,200	380,160
Weingarten Realty Investors	73,100	2,395,487

		10,761,757

Single Tenant REITs – 5.77%
Realty Income	40,400	2,357,340
Spirit Realty Capital	123,532	1,163,671
STORE Capital	75,000	1,799,250
VEREIT	334,500	2,799,765

		8,120,026

Specialty REITs – 1.98%
Invitation Homes †	83,900	1,808,045
Lamar Advertising	13,600	980,152
		2,788,197

Total Common Stock (cost $138,778,264)		138,304,857

5

Schedule of investments

Delaware REIT Fund

	Principal amount°	Value (US $)

Short-Term Investments – 2.39%

Discount Note – 0.18%≠
Federal Home Loan Bank 0.689% 5/19/17	256,833	$256,739

		256,739

Repurchase Agreements – 2.21%
Bank of America Merrill Lynch 0.72%, dated 4/28/17, to be repurchased on 5/1/17, repurchase price $767,133 (collateralized by US government obligations 3.75% 11/15/43; market value $782,429)	767,087	767,087
Bank of Montreal 0.68%, dated 4/28/17, to be repurchased on 5/1/17, repurchase price $1,278,551 (collateralized by US government obligations 0.00%–3.75% 10/31/17–5/15/45; market value $1,304,049)	1,278,479	1,278,479
BNP Paribas 0.80%, dated 4/28/17, to be repurchased on 5/1/17, repurchase price $1,061,505 (collateralized by US government obligations 0.00%–1.875% 8/15/17–2/15/45; market value $1,082,663)	1,061,434	1,061,434

		3,107,000

Total Short-Term Investments (cost $3,363,735)		3,363,739

Total Value of Securities – 100.58% (cost $142,141,999)		$141,668,596

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

†	Non-income producing security.

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

6

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Statement of assets and liabilities
Delaware REIT Fund	April 30, 2017 (Unaudited)

Assets:
Investments, at value[1]	$138,304,857
Short-term investments, at value[2]	3,363,739
Cash	63,918
Receivable for securities sold	3,263,219
Receivable for fund shares sold	112,387
Dividends and interest receivable	63,423

Total assets	145,171,543

Liabilities:
Payable for securities purchased	3,255,547
Payable for fund shares redeemed	799,781
Other accrued expenses	133,813
Investment management fees payable to affiliates	89,551
Distribution fees payable to affiliates	34,300
Dividend disbursing and transfer agent fees and expense payable to affiliates	2,378
Accounting and administration expenses payable to affiliates	554
Trustees’ fees and expenses payable	356
Legal fees payable to affiliates	110
Reports and statements to shareholders expenses payable to affiliates	81

Total liabilities	4,316,471

Total Net Assets	$140,855,072

Net Assets Consist of:
Paid-in capital	$141,748,231
Distributions in excess of net investment income	(323,619)
Accumulated net realized loss on investments	(96,137)
Net unrealized depreciation of investments	(473,403)

Total Net Assets	$140,855,072

8

Net Asset Value
Class A:
Net assets	$75,296,565
Shares of beneficial interest outstanding, unlimited authorization, no par	6,534,819
Net asset value per share	$11.52
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$12.22

Class C:
Net assets	$16,782,291
Shares of beneficial interest outstanding, unlimited authorization, no par	1,462,913
Net asset value per share	$11.47

Class R:
Net assets	$8,976,741
Shares of beneficial interest outstanding, unlimited authorization, no par	779,777
Net asset value per share	$11.51

Institutional Class:
Net assets	$18,921,036
Shares of beneficial interest outstanding, unlimited authorization, no par	1,635,423
Net asset value per share	$11.57

Class R6:
Net assets	$20,878,439
Shares of beneficial interest outstanding, unlimited authorization, no par	1,803,950
Net asset value per share	$11.57
[1]Investments, at cost	$138,778,264
[2]Short-term investments, at cost	3,363,735

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations
Delaware REIT Fund	Six months ended April 30, 2017 (Unaudited)

Investment Income:
Dividends	$1,906,994
Interest	14,169

1,921,163

Expenses:
Management fees	555,269
Distribution expenses – Class A	100,139
Distribution expenses – Class C	93,397
Distribution expenses – Class R	26,358
Dividend disbursing and transfer agent fees and expenses	152,026
Registration fees	52,420
Reports and statements to shareholders expenses	36,073
Legal fees	23,235
Audit and tax fees	22,969
Accounting and administration expenses	22,934
Custodian fees	5,969
Trustees’ fees and expenses	3,946
Other	9,029

1,103,764
Less expense paid indirectly	(172)

Total operating expenses	1,103,592

Net Investment Income	817,571

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,114,294
Net change in unrealized appreciation (depreciation) of investments	(964,553)

Net Realized and Unrealized Gain	1,149,741

Net Increase in Net Assets Resulting from Operations	$1,967,312

See accompanying notes, which are an integral part of the financial statements.

10

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Statements of changes in net assets

Delaware REIT Fund

	Six months ended 4/30/17 (Unaudited)	Year ended 10/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$817,571	$2,312,290
Net realized gain	2,114,294	31,455,140
Net change in unrealized appreciation (depreciation)	(964,553)	(23,750,706)

Net increase in net assets resulting from operations	1,967,312	10,016,724

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(625,961)	(1,482,721)
Class C	(90,655)	(206,654)
Class R	(70,468)	(164,189)
Institutional Class	(244,362)	(1,343,228)
Class R6	(109,744)	(7)

Net realized gain:
Class A	(16,360,368)	(9,285,426)
Class C	(3,921,243)	(2,233,077)
Class R	(2,223,196)	(1,164,924)
Institutional Class	(7,523,920)	(10,700,738)
Class R6	(367)	—

	(31,170,284)	(26,580,964)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,338,391	13,067,194
Class C	516,876	2,140,853
Class R	1,138,923	4,398,497
Institutional Class	5,109,205	8,840,154
Class R6	21,491,677	2,000

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	16,590,418	10,527,452
Class C	3,953,834	2,383,275
Class R	2,293,658	1,328,789
Institutional Class	7,698,995	11,979,432
Class R6	110,111	7

	63,242,088	54,667,653

12

	Six months ended 4/30/17 (Unaudited)	Year ended 10/31/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(15,864,050)	$(21,287,891)
Class C	(4,480,409)	(4,306,650)
Class R	(4,868,565)	(4,268,959)
Institutional Class	(25,204,008)	(84,169,618)
Class R6	(789,497)	—

	(51,206,529)	(114,033,118)

Increase (decrease) in net assets derived from capital share transactions	12,035,559	(59,365,465)

Net Decrease in Net Assets	(17,167,413)	(75,929,705)

Net Assets:
Beginning of period	158,022,485	233,952,190

End of period	$140,855,072	$158,022,485

Distributions in excess of net investment income	$(323,619)	$—

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights

Delaware REIT Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended 4/30/17[1] (Unaudited)
	Year ended
	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
$14.280	$15.540	$15.610	$13.870	$12.850	$11.530

0.070	0.181	0.125	0.125	0.153	0.122
0.090	0.407	0.758	2.308	1.100	1.412

0.160	0.588	0.883	2.433	1.253	1.534

(0.100)	(0.243)	(0.238)	(0.254)	(0.233)	(0.214)
(2.820)	(1.605)	(0.715)	(0.439)	—	—

(2.920)	(1.848)	(0.953)	(0.693)	(0.233)	(0.214)

$11.520	$14.280	$15.540	$15.610	$13.870	$12.850

1.32%	4.24%	5.70%	18.53%	9.82%	13.38%

$75,297	$86,129	$90,899	$98,986	$91,593	$83,114
1.45%	1.33%	1.37%	1.34%	1.31%	1.30%
1.45%	1.33%	1.37%	1.34%	1.36%	1.35%
1.14%	1.24%	0.81%	0.89%	1.11%	0.98%
1.14%	1.24%	0.81%	0.89%	1.06%	0.93%
78%	111%	67%	83%	101%	87%

15

Financial highlights

Delaware REIT Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 4/30/17[1] (Unaudited)
	Year ended
	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
$14.240	$15.500	$15.590	$13.860	$12.830	$11.510

0.024	0.071	0.008	0.019	0.050	0.028
0.088	0.416	0.750	2.299	1.111	1.415

0.112	0.487	0.758	2.318	1.161	1.443

(0.062)	(0.142)	(0.133)	(0.149)	(0.131)	(0.123)
(2.820)	(1.605)	(0.715)	(0.439)	—	—

(2.882)	(1.747)	(0.848)	(0.588)	(0.131)	(0.123)

$11.470	$14.240	$15.500	$15.590	$13.860	$12.830

0.93%	3.53%	4.86%	17.68%	9.00%	12.57%

$16,782	$20,598	$22,085	$23,171	$21,083	$20,198
2.20%	2.08%	2.12%	2.09%	2.06%	2.05%
0.39%	0.49%	0.06%	0.14%	0.36%	0.23%
78%	111%	67%	83%	101%	87%

17

Financial highlights

Delaware REIT Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended
4/30/17[1]	Year ended
(Unaudited)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
$14.270	$15.530	$15.610	$13.870	$12.850	$11.530

0.055	0.145	0.086	0.091	0.119	0.091
0.092	0.409	0.753	2.307	1.100	1.412

0.147	0.554	0.839	2.398	1.219	1.503

(0.087)	(0.209)	(0.204)	(0.219)	(0.199)	(0.183)
(2.820)	(1.605)	(0.715)	(0.439)	—	—

(2.907)	(1.814)	(0.919)	(0.658)	(0.199)	(0.183)

$11.510	$14.270	$15.530	$15.610	$13.870	$12.850

1.21%	4.00%	5.40%	18.24%	9.54%	13.09%

$8,977	$12,573	$12,025	$12,614	$10,503	$9,446
1.70%	1.58%	1.62%	1.59%	1.56%	1.55%
1.70%	1.58%	1.62%	1.59%	1.65%	1.65%
0.89%	0.99%	0.56%	0.64%	0.86%	0.73%
0.89%	0.99%	0.56%	0.64%	0.77%	0.63%
78%	111%	67%	83%	101%	87%

19

Financial highlights

Delaware REIT Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended
4/30/17[1]	Year ended
(Unaudited)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
$14.330	$15.570	$15.640	$13.900	$12.880	$11.550

0.086	0.212	0.164	0.161	0.188	0.153
0.087	0.429	0.755	2.308	1.099	1.422

0.173	0.641	0.919	2.469	1.287	1.575

(0.113)	(0.276)	(0.274)	(0.290)	(0.267)	(0.245)
(2.820)	(1.605)	(0.715)	(0.439)	—	—

(2.933)	(1.881)	(0.989)	(0.729)	(0.267)	(0.245)

$11.570	$14.330	$15.570	$15.640	$13.900	$12.880

1.44%	4.60%	5.94%	18.80%	10.07%	13.72%

$18,921	$38,720	$108,943	$119,640	$106,221	$101,102
1.20%	1.08%	1.12%	1.09%	1.06%	1.05%
1.39%	1.49%	1.06%	1.14%	1.36%	1.23%
78%	111%	67%	83%	101%	87%

21

Financial highlights

Delaware REIT Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	8/31/16[2]
	4/30/17[1]	to
	(Unaudited)	10/31/16

Net asset value, beginning of period	$14.330	$15.430

Income (loss) from investment operations:
Net investment income[3]	0.091	0.292
Net realized and unrealized gain (loss)	0.090	(1.336)

Total from investment operations	0.181	(1.044)

Less dividends and distributions from:
Net investment income	(0.121)	(0.056)
Net realized gain	(2.820)	—

Total dividends and distributions	(2.941)	(0.056)

Net asset value, end of period	$11.570	$14.330

Total return[4]	1.50%	(6.79% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,878	$2
Ratio of expenses to average net assets	1.03%	0.93%
Ratio of net investment income to average net assets	1.56%	1.97%
Portfolio turnover	78%	111% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Portfolio turnover is representative of the Fund for the entire year ended Oct. 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

22

Notes to financial statements
Delaware REIT Fund	April 30, 2017 (Unaudited)

Delaware REIT Fund (the Fund) is a series of Delaware Pooled® Trust (Trust), which is organized as a Delaware statutory trust. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees. Class R6 commenced operations on Aug. 31, 2016. This report contains information relating only to Delaware REIT Fund. All other series of Delaware Pooled Trust are included in a separate report.

The investment objectives of the Fund are to seek maximum long-term total return, with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing primarily in securities of companies principally engaged in the real estate industry.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2013–Oct. 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

23

Notes to financial statements

Delaware REIT Fund

1. Significant Accounting Policies (continued)

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 28, 2017, and matured on the next business day.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income quarterly and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended April 30, 2017.

24

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended April 30, 2017.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1.00, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended April 30, 2017, the Fund earned $172 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of the average daily net assets of the Fund; 0.70% on the next $500 million; 0.65% on the next $1.5 billion; and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. For the six months ended April 30, 2017, the Fund was charged $3,453 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. For the six months ended April 30, 2017, the Fund was charged $14,822 for these services. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25% of the average daily net assets

25

Notes to financial statements

Delaware REIT Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class and Class R6 shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2017, the Fund was charged $1,563 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2017, DDLP earned $3,006 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2017, DDLP received gross CDSC commissions of $209 and $664 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended April 30, 2017 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended April 30, 2017, the Fund engaged in securities sales of $4,487,215, which resulted in net realized loss of $40. There were no securities purchases under Rule 17a-7 for the six months ended April 30, 2017.

3. Investments

For the six months ended April 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$114,954,223
Sales	131,200,605

26

At April 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2017, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$142,141,999

Aggregate unrealized appreciation of investments	$4,356,484
Aggregate unrealized depreciation of investments	(4,829,887)

Net unrealized depreciation of investments	$(473,403)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

27

Notes to financial statements

Delaware REIT Fund

3. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2017:

Securities	Level 1	Level 2	Total

Assets:
Common Stock	$138,304,857	$—	$138,304,857
Short-Term Investments	—	3,363,739	3,363,739

Total Value of Securities	$138,304,857	$3,363,739	$141,668,596

During the six months ended April 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended April 30, 2017, there were no Level 3 investments.

28

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	4/30/17	10/31/16
Shares sold:
Class A	352,135	887,763
Class C	38,575	146,310
Class R	91,194	302,408
Institutional Class	414,688	612,347
Class R6	1,862,015	130

Shares issued upon reinvestment of dividends and distributions:
Class A	1,447,901	756,495
Class C	346,255	171,981
Class R	200,344	95,543
Institutional Class	669,539	860,490
Class R6	9,650	—

	5,432,296	3,833,467

Shares redeemed:
Class A	(1,296,152)	(1,464,442)
Class C	(368,595)	(296,138)
Class R	(392,616)	(291,402)
Institutional Class	(2,151,565)	(5,765,168)
Class R6	(67,845)	—

	(4,276,773)	(7,817,150)

Net increase (decrease)	1,155,523	(3,983,683)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended April 30, 2017 and the year ended Oct. 31, 2016, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table above and the “Statements of changes in net assets.”

	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Value
Six months ended 4/30/17	83,896	1,617	85,160	$1,031,795
Year ended 10/31/16	8,159	1,279	9,410	146,266

29

Notes to financial statements

Delaware REIT Fund

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.10%, which was allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 7, 2016.

On Nov. 7, 2016, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 6, 2017.

The Fund had no amounts outstanding as of April 30, 2017, or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

30

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At April 30, 2017, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$767,087	$(767,087)	$—	$(767,087)	$—
Bank of Montreal	1,278,479	(1,278,479)	—	(1,278,479)	—
BNP Paribas	1,061,434	(1,061,434)	—	(1,061,434)	—

Total	$3,107,000	$(3,107,000)	$—	$(3,107,000)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of April 30, 2017.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. Securities purchased

31

Notes to financial statements

Delaware REIT Fund

7. Securities Lending (continued)

with cash collateral are valued at the market value. A Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended April 30, 2017, the Fund had no securities on loan.

8. Credit and Market Risk

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more widely than that of a fund that invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2017, there were no Rule 144A securities held by the Fund.

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9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2017 that would require recognition or disclosure in the Fund’s financial statements.

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About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and Chief Executive Officer Delaware FundsSM by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY	Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware REIT Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

34

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

PricewaterhouseCoopers LLP (“PwC”), the Independent Accountant to the series portfolios of Delaware Pooled Trust (“Funds”), has advised the Audit Committee of the Board of Trustees of the Funds (“Audit Committee”) that, as of the date of the filing of this Annual Report on Form N-CSR, it is in discussions with the staff of the Securities and Exchange Commission (“SEC Staff”), or the SEC, regarding the interpretation and application of Rule 2-01(c)(1)(ii)(A) of Regulation S-X, or the Loan Rule.

The Loan Rule prohibits accounting firms, such as PwC, from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Under the SEC Staff’s interpretation of the Loan Rule, based on information provided to us by PwC, some of PwC’s relationships with its lenders who also own shares of one or more funds within the Delaware Investments Family of Funds investment company complex implicate the Loan Rule, calling into question PwC’s independence with respect to the Funds. PwC believes that, in light of the facts of these lending relationships, its ability to exercise objective judgment with respect to the audit of the Funds has not been impaired.

The Audit Committee has considered the lending relationships described by PwC and has concluded that (1) the lending relationships did not affect PwC’s application of objective judgment in conducting its audits and issuing reports on the Funds’ financial statements; and (2) a reasonable investor with knowledge of the lending relationships described by PwC would reach the same conclusion. In making this determination, the Audit Committee considered, among other things, PwC’s description of the relevant lending relationships and PwC’s representation that its objectivity was not impaired in conducting its audit of the Funds’ financial statements. In connection with this determination, PwC advised the Audit Committee that it believes PwC is independent and it continues to have discussions with the SEC Staff.

If the SEC were ultimately to determine that PwC was not independent with respect to the Funds for certain time periods, the Funds’ filings with the SEC that contain the Funds’ financial statements for such periods would be non-compliant with the applicable securities laws. If the SEC determines that PwC was not independent, among other things, the Funds could be required to have independent audits conducted on the Funds’ previously audited financial statements by another registered public accounting firm for the affected periods. The time involved to conduct such independent audits may impair the Funds’ ability to issue shares. Any of the foregoing possible outcomes potentially could have a material adverse effect on the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE POOLED® TRUST

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2017

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 5, 2017